UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-9082

M Fund, Inc.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900, Portland, Oregon	97209
(Address of principal executive offices)	(Zip code)

Erik Bjorvik, President, M Fund, Inc. M Financial Plaza, 1125 NW Couch Street, Suite 900, Portland, Oregon 97209
(Name and address of agent for service)

with a Copy to:

Cynthia Beyea

Eversheds Sutherland LLP

700 Sixth Street, N.W.

Washington, D.C. 20001-3980

Registrant's telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2022

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), for the period January 1, 2022 through June 30, 2022 is filed herewith.

M FUND, INC.

M International Equity Fund

M Large Cap Growth Fund

M Capital Appreciation Fund

M Large Cap Value Fund

Semi-Annual Report
June 30, 2022

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Shares		Value (Note 1)
	COMMON STOCKS—68.6%
	Australia—4.7%
5,596	Adbri Ltd.§	$9,354
7,407	AGL Energy Ltd.†,§	42,194
4,474	Allkem Ltd.*,§	31,844
4,977	ALS Ltd.§	36,719
1,335	Altium Ltd.§	24,832
23,001	Alumina Ltd.§	23,496
32,068	AMP Ltd.*,§	21,154
2,797	Ampol Ltd.§	65,731
2,225	Ansell Ltd.§	34,171
8,493	APA Group§	66,025
2,756	Appen Ltd.†,§	10,595
1,183	ARB Corp. Ltd.§	22,999
16,116	Ardent Leisure Group Ltd.*,§	15,579
3,393	Aristocrat Leisure Ltd.§	80,582
978	ASX Ltd.§	55,196
10,548	Atlas Arteria Ltd.§	58,635
1,672	AUB Group Ltd.†,§	20,440
27,196	Aurizon Holdings Ltd.§	71,469
9,677	Austal Ltd.§	12,019
16,565	Australia & New Zealand Banking Group Ltd.§	252,036
2,559	Australian Ethical Investment Ltd.§	8,223
6,809	Bank of Queensland Ltd.§	31,363
5,183	Bapcor Ltd.§	21,734
36,897	Beach Energy Ltd.§	43,681
4,696	Bega Cheese Ltd.§	12,360
6,079	Bendigo & Adelaide Bank Ltd.§	38,045
12,902	BHP Group Ltd.§	360,789
19,147	BHP Group Ltd.§	551,484
4,598	BHP Group Ltd., ADR†	258,316
177	Blackmores Ltd.†,§	8,596
7,397	BlueScope Steel Ltd.§	81,152
12,498	Brambles Ltd.§	92,321
849	Breville Group Ltd.†,§	10,552
1,779	Brickworks Ltd.§	22,778
2,848	carsales.com Ltd.†,§	36,187
685	carsales.com Ltd.§	8,393
10,594	Challenger Ltd.§	50,063
5,558	Champion Iron Ltd.†,§	21,094
5,238	City Chic Collective Ltd.†,*,§	6,624
25,750	Cleanaway Waste Management Ltd.§	44,819
816	Clinuvel Pharmaceuticals Ltd.†,§	8,371
444	Cochlear Ltd.§	60,937
748	Codan Ltd.†,§	3,597
Shares		Value (Note 1)
	Australia (Continued)
8,123	Coles Group Ltd.§	$99,902
1,452	Collins Foods Ltd.§	9,939
10,118	Commonwealth Bank of Australia§	631,585
3,782	Computershare Ltd.§	64,372
34,520	Cooper Energy Ltd.†,*,§	5,841
21,062	Cooper Energy Ltd.§	3,562
1,259	Corporate Travel Management Ltd.†,*,§	16,062
5,529	Costa Group Holdings Ltd.§	10,920
1,552	Credit Corp. Group Ltd.†,§	21,747
2,681	CSL Ltd.§	498,152
9,383	CSR Ltd.§	26,312
2,536	Data#3 Ltd.§	8,140
16,496	De Grey Mining Ltd.*,§	9,302
4,714	Deterra Royalties Ltd.§	13,965
464	Domino's Pizza Enterprises Ltd.§	21,761
11,415	Downer EDI Ltd.§	39,816
3,054	Eagers Automotive Ltd.†,§	20,509
13,551	Eclipx Group Ltd.*,§	21,629
2,597	Elders Ltd.§	22,577
9,649	Endeavour Group Ltd.§	50,436
7,109	Estia Health Ltd.†,§	9,374
1,597	EVENT Hospitality & Entertainment Ltd.*,§	14,397
13,941	Evolution Mining Ltd.§	22,422
1,312	Flight Centre Travel Group Ltd.†,*,§	15,702
18,158	Fortescue Metals Group Ltd.§	223,352
20,944	G8 Education Ltd.§	15,244
9,874	Genworth Mortgage Insurance Australia Ltd.§	15,664
10,788	Gold Road Resources Ltd.†,§	8,239
3,873	GrainCorp Ltd., Class A§	25,628
18,983	Grange Resources Ltd.†,§	16,591
9,346	GWA Group Ltd.§	12,671
13,339	Harvey Norman Holdings Ltd.†,§	34,185
15,902	Healius Ltd.§	40,182
10,246	Humm Group Ltd.†,§	2,902
877	IDP Education Ltd.†,§	14,397
8,008	IGO Ltd.§	55,603
6,363	Iluka Resources Ltd.§	41,405
11,076	Imdex Ltd.§	14,109
13,663	Incitec Pivot Ltd.§	31,432
11,778	Infomedia Ltd.†,§	13,582
5,200	Inghams Group Ltd.†,§	9,264
16,077	Insignia Financial Ltd.§	29,873

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Australia (Continued)
17,033	Insurance Australia Group Ltd.§	$51,285
7,725	Integral Diagnostics Ltd.§	16,151
1,626	InvoCare Ltd.†,§	11,746
2,813	IPH Ltd.§	15,856
3,090	IRESS Ltd.§	24,569
3,097	James Hardie Industries PLC§	67,836
1,731	JB Hi-Fi Ltd.†,§	45,989
2,838	Johns Lyng Group Ltd.§	11,233
7,993	Karoon Energy Ltd.*,§	9,554
2,906	Kelsian Group Ltd.†,§	11,438
5,029	Lendlease Corp. Ltd.§	31,642
1,418	Lifestyle Communities Ltd.§	13,296
10,522	Link Administration Holdings Ltd.§	27,511
14,886	Lottery Corp. Ltd.*	46,443
1,516	Lovisa Holdings Ltd.§	14,433
7,511	Lynas Rare Earths Ltd.*,§	45,250
1,634	Macquarie Group Ltd.§	185,710
309	Macquarie Telecom Group Ltd.*,§	12,918
1,209	Magellan Financial Group Ltd.§	10,793
22,423	Mayne Pharma Group Ltd.†,*,§	3,932
1,182	McMillan Shakespeare Ltd.§	7,943
15,509	Medibank Pvt Ltd.§	34,808
13,978	Metcash Ltd.†,§	40,884
1,851	Mineral Resources Ltd.§	62,629
1,365	Monadelphous Group Ltd.†,§	9,368
39,713	Mount Gibson Iron Ltd.†,§	14,788
7,649	Nanosonics Ltd.†,*,§	17,720
21,227	National Australia Bank Ltd.§	401,446
2,783	Netwealth Group Ltd.§	23,340
10,216	New Hope Corp. Ltd.†,§	24,638
6,467	Newcrest Mining Ltd.§	91,961
2,652	NEXTDC Ltd.†,*,§	19,373
5,984	nib holdings Ltd.§	30,495
932	Nick Scali Ltd.†,§	5,317
12,378	Nickel Mines Ltd.§	8,320
23,033	Nine Entertainment Co. Holdings Ltd.§	29,034
10,155	Northern Star Resources Ltd.§	46,830
12,393	NRW Holdings Ltd.§	14,490
6,389	Nufarm Ltd.§	22,430
5,115	Omni Bridgeway Ltd.†,*,§	12,592
11,530	oOh!media Ltd.§	9,636
3,849	Orica Ltd.§	41,820
13,491	Origin Energy Ltd.§	53,735
7,294	Orora Ltd.§	18,335
Shares		Value (Note 1)
	Australia (Continued)
5,010	OZ Minerals Ltd.§	$61,349
42,639	Paladin Energy Ltd.†,*,§	17,035
3,852	Pendal Group Ltd.†,§	11,762
12,923	Perenti Global Ltd.§	5,832
1,594	Perpetual Ltd.§	31,796
25,348	Perseus Mining Ltd.§	27,187
1,933	Pinnacle Investment Management Group Ltd.†,§	9,391
3,992	Platinum Asset Management Ltd.†,§	4,798
2,030	Premier Investments Ltd.§	27,025
1,044	Pro Medicus Ltd.†,§	30,474
9,686	Qantas Airways Ltd.*,§	29,912
9,612	QBE Insurance Group Ltd.§	80,657
10,685	Qube Holdings Ltd.§	20,145
17,985	Ramelius Resources Ltd.§	10,619
1,186	Ramsay Health Care Ltd.§	59,980
355	REA Group Ltd.†,§	27,367
34,816	Red 5 Ltd.*,§	6,042
1,390	Reece Ltd.§	13,234
10,111	Regis Resources Ltd.§	8,846
6,796	Reliance Worldwide Corp. Ltd.§	18,971
26,531	Resolute Mining Ltd.*,§	4,176
9,216	Ridley Corp. Ltd.§	11,392
4,367	Rio Tinto Ltd.§	312,840
5,452	Sandfire Resources Ltd.§	16,992
30,029	Santos Ltd.§	153,086
2,252	SEEK Ltd.§	32,679
3,263	Select Harvests Ltd.†,§	10,662
2,744	Seven Group Holdings Ltd.§	31,579
62,916	Seven West Media Ltd.†,*,§	17,786
11,474	Silver Lake Resources Ltd.†,*,§	9,386
3,115	Sims Ltd.§	30,037
4,280	SmartGroup Corp. Ltd.§	18,104
4,450	Sonic Healthcare Ltd.§	101,448
27,700	South32 Ltd.§	76,466
3,457	Southern Cross Media Group Ltd.§	2,373
9,141	SpeedCast International Ltd.†,*,§	—
21,630	St. Barbara Ltd.§	10,925
13,525	Star Entertainment Group Ltd.*,§	26,061
10,471	Steadfast Group Ltd.§	36,295
7,077	Suncorp Group Ltd.§	53,662
4,830	Super Retail Group Ltd.†,§	28,329
24,332	Superloop Ltd.*,§	12,099
14,886	Tabcorp Holdings Ltd.§	10,948
6,444	Tassal Group Ltd.§	21,412

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Australia (Continued)
4,562	Technology One Ltd.§	$33,761
40,587	Telstra Corp. Ltd.§	107,808
2,964	TPG Telecom Ltd.†,§	12,210
17,189	Transurban Group§	170,702
5,229	Treasury Wine Estates Ltd.§	40,939
4,434	United Malt Group Ltd.§	10,003
5,028	Uniti Group Ltd.§	17,082
14,458	Viva Energy Group Ltd.§,#	29,049
3,525	Webjet Ltd.†,*,§	13,007
7,481	Wesfarmers Ltd.§	216,532
24,722	West African Resources Ltd.*,§	20,258
11,815	Westgold Resources Ltd.†,§	9,453
22,518	Westpac Banking Corp.§	303,258
19,506	Whitehaven Coal Ltd.§	65,818
679	WiseTech Global, Ltd.§	17,612
15,822	Woodside Energy Group Ltd.§	346,487
2,331	Woodside Energy Group Ltd.*	49,373
1,661	Woodside Energy Group Ltd., ADR	35,811
8,706	Woolworths Group Ltd.§	213,867
2,386	Worley Ltd.§	23,326
487	Xero Ltd.*,§	25,912
		9,992,240
	Austria—0.3%
984	ANDRITZ AG§	39,672
829	AT&S Austria Technologie & Systemtechnik AG§	44,362
913	BAWAG Group AG*,§,#	38,483
694	CA Immobilien Anlagen AG*,§	22,011
133	DO & Co. AG*,§	11,094
1,848	Erste Group Bank AG§	46,942
614	EVN AG§	13,008
1,377	FACC AG†,*,§	9,834
332	Lenzing AG†,§	26,899
59	Mayr Melnhof Karton AG§	10,026
463	Oesterreichische Post AG†,§	13,206
1,558	OMV AG§	73,167
3,082	Raiffeisen Bank International AG§	33,462
1,417	S IMMO AG§	33,796
127	Schoeller-Bleckmann Oilfield Equipment AG§	7,150
1,874	Telekom Austria AG*,§	12,481
4,149	UNIQA Insurance Group AG§	29,331
Shares		Value (Note 1)
	Austria (Continued)
470	Verbund AG§	$46,012
884	Vienna Insurance Group AG Wiener Versicherung Gruppe§	20,197
1,881	voestalpine AG§	40,028
921	Wienerberger AG§	19,784
		590,945
	Belgium—0.7%
252	Ackermans & van Haaren NV§	37,654
2,082	Ageas SA§	91,664
5,568	AGFA-Gevaert NV*,§	20,519
5,947	Anheuser-Busch InBev SA§	320,796
127	Argenx SE*,§	47,932
863	Barco NV§	18,245
781	Bekaert SA§	25,453
991	bpost SA§	5,857
105	Cie d'Entreprises CFE§,*	913
229	D'ieteren Group§	33,549
105	Dredging Environmental & Marine Engineering NV*	11,554
289	Elia Group SA§	40,996
1,392	Etablissements Franz Colruyt NV§	37,854
1,410	Euronav NV§	16,979
2,756	Euronav NV*	32,879
548	EVS Broadcast Equipment SA§	12,442
1,400	Fagron§	22,664
399	Galapagos NV*,§	22,250
415	Gimv NV§	22,928
1,901	KBC Group NV§	106,787
9	Lotus Bakeries NV§	49,416
216	Melexis NV§	15,459
2,034	Ontex Group NV*,§	15,919
1,080	Orange Belgium SA§,*	20,287
2,894	Proximus SADP§	42,668
207	Shurgard Self Storage SA†,§	9,647
214	Sipef NV§	14,245
1,351	Solvay SA§	109,606
449	Telenet Group Holding NV§	9,347
688	Tessenderlo Group SA*,§	21,770
948	UCB SA§	80,291
1,613	Umicore SA§	56,382
138	VGP NV§	22,005
		1,396,957

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Canada—8.1%
757	Aclara Resources, Inc.†,*	$235
5,500	Advantage Energy Ltd.†,*	34,183
1,679	Aecon Group, Inc.†	17,127
607	Ag Growth International, Inc.†	14,001
3,672	Agnico-Eagle Mines Ltd.	168,081
838	Agnico-Eagle Mines Ltd.	38,347
5,042	Aimia, Inc.†,*	18,018
1,100	Air Canada†,*	13,707
7,363	Alamos Gold, Inc., Class A	51,653
903	Algonquin Power & Utilities Corp.†	12,136
1,439	Algonquin Power & Utilities Corp.†	19,326
6,108	Alimentation Couche-Tard, Inc.	238,256
2,174	AltaGas Ltd.	45,872
1,300	Altius Minerals Corp.	18,320
685	Altus Group Ltd.†	23,729
10,436	ARC Resources Ltd.†	131,585
989	Aritzia, Inc.*	26,776
700	Atco Ltd., Class I	23,982
600	ATS Automation Tooling Systems, Inc.*	16,478
84	Aurora Cannabis, Inc.†,*	111
16,677	B2Gold Corp.	56,488
850	Badger Infrastructure Solutions Ltd.†	18,648
5,462	Bank of Montreal†	525,238
2,100	Bank of Montreal	201,957
8,200	Bank of Nova Scotia	485,298
400	Bank of Nova Scotia†	23,684
8,276	Barrick Gold Corp.	146,402
2,209	Barrick Gold Corp.	39,059
2,683	Bausch Health Cos., Inc.*	22,428
2,359	Baytex Energy Corp.†,*	11,454
708	BCE, Inc.†	34,800
9,500	Birchcliff Energy Ltd.	64,578
4,601	BlackBerry Ltd.†,*	24,807
1,028	Bombardier, Inc., Class B*	15,430
1,662	Boralex, Inc., Class A†	55,366
200	Boyd Group Services, Inc.	21,544
8	Brookfield Asset Management Reinsurance Partners Ltd., Class A†,*	357
10	Brookfield Asset Management Reinsurance Partners Ltd., Class A†,*	445
Shares		Value (Note 1)
	Canada (Continued)
1,680	Brookfield Asset Management, Inc., Class A	$74,733
2,112	Brookfield Asset Management, Inc., Class A†	93,921
1,075	Brookfield Infrastructure Corp., Class A†	45,624
385	BRP, Inc.†	23,695
2,002	Cameco Corp.	42,087
1,985	Canaccord Genuity Group, Inc.	13,000
400	Canada Goose Holdings, Inc.*	7,216
6,070	Canadian Imperial Bank of Commerce	294,776
3,000	Canadian Imperial Bank of Commerce	145,620
4,408	Canadian National Railway Co.	495,832
14,334	Canadian Natural Resources Ltd.	770,263
3,730	Canadian Pacific Railway Ltd.†	260,538
784	Canadian Tire Corp. Ltd., Class A	98,914
1,300	Canadian Utilities Ltd., Class A	38,772
1,880	Canadian Western Bank	38,018
1,876	Canfor Corp.*	32,719
700	Canopy Growth Corp.†,*	1,995
1,494	Capital Power Corp.	52,241
4,800	Capstone Copper Corp.†,*	12,119
3,000	Cardinal Energy Ltd.†	16,851
3,900	Cascades, Inc.†	30,692
1,637	CCL Industries, Inc., Class B	77,373
2,966	Celestica, Inc.*	28,849
6,625	Cenovus Energy, Inc.	126,046
2,600	Cenovus Energy, Inc.	49,426
5,235	Centerra Gold, Inc.	35,505
9,000	CES Energy Solutions Corp.†	16,291
1,621	CGI, Inc.*	129,131
100	CGI, Inc.*	7,966
2,739	CI Financial Corp.	29,088
440	Cogeco Communications, Inc.†	29,763
300	Cogeco, Inc.†	15,907
325	Colliers International Group, Inc.†	35,608
2,500	Computer Modelling Group, Ltd.†	9,439
122	Constellation Software, Inc.	181,111
5,812	Corus Entertainment, Inc., Class B†	15,939
3,354	Crescent Point Energy Corp.†	23,842
7,600	Denison Mines Corp.†,*	7,498
322	Descartes Systems Group, Inc.*	19,983
1,840	Dollarama, Inc.	105,952

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Canada (Continued)
1,821	Dorel Industries, Inc., Class B†	$9,139
1,100	DREAM Unlimited Corp., Class A	27,218
6,100	Dundee Precious Metals, Inc.	30,377
4,100	ECN Capital Corp.	17,550
3,501	Eldorado Gold Corp.†,*	22,330
9,925	Element Fleet Management Corp.	103,475
2,163	Emera, Inc.	101,328
1,779	Empire Co. Ltd., Class A	54,799
5,387	Enbridge, Inc.†	227,655
5,120	Enbridge, Inc.	216,224
3,515	Endeavour Mining PLC†	72,719
2,894	Endeavour Silver Corp.*	9,087
2,494	Enerflex Ltd.†	11,761
5,534	Enerplus Corp.	73,130
882	Enghouse Systems Ltd.	19,480
7,100	Ensign Energy Services, Inc.*	18,588
500	EQB, Inc.†	20,646
1,697	Equinox Gold Corp.*	7,535
700	ERO Copper Corp.*	5,911
700	Exchange Income Corp.†	22,916
4,400	Extendicare, Inc.†	23,449
316	Fairfax Financial Holdings Ltd.	167,452
2,600	Fiera Capital Corp.†	18,785
2,098	Finning International, Inc.	44,154
2,505	First Majestic Silver Corp.†	17,986
4,880	First Quantum Minerals Ltd.	92,580
347	FirstService Corp.	42,092
3,073	Fortis, Inc.†	145,270
300	Fortis, Inc.	14,181
10,041	Fortuna Silver Mines, Inc.†,*	28,550
200	Franco-Nevada Corp.	26,316
206	Franco-Nevada Corp.	27,098
3,500	Freehold Royalties Ltd.†	34,641
2,000	Frontera Energy Corp.*	16,081
645	George Weston Ltd.	75,349
700	GFL Environmental, Inc.	18,060
2,300	Gibson Energy, Inc.†	42,598
1,737	Gildan Activewear, Inc.†	49,991
571	Gildan Activewear, Inc.	16,435
5,700	Gran Tierra Energy, Inc.*	6,554
1,406	Great-West Lifeco, Inc.	34,331
1,700	Home Capital Group, Inc.†	32,172
7,321	Hudbay Minerals, Inc.†	29,860
2,098	Hydro One Ltd.#	56,411
1,352	iA Financial Corp., Inc.	67,243
Shares		Value (Note 1)
	Canada (Continued)
3,400	IAMGOLD Corp.†,*	$5,468
511	IGM Financial, Inc.†	13,696
600	Imperial Oil Ltd.	28,266
800	Imperial Oil Ltd.†	37,713
1,017	Innergex Renewable Energy, Inc.†	13,669
788	Intact Financial Corp.	111,148
2,045	Interfor Corp.*	41,211
1,600	Invesque, Inc.†,*	1,968
3,868	Ivanhoe Mines Ltd., Class A*	22,267
700	Jamieson Wellness, Inc.†,#	19,474
500	K-Bro Linen, Inc.	12,558
2,067	Karora Resources, Inc.*	5,331
7,152	Kelt Exploration Ltd.*	34,004
1,948	Keyera Corp.†	44,493
17,698	Kinross Gold Corp.	62,971
3,700	Knight Therapeutics, Inc.*	15,350
600	Labrador Iron Ore Royalty Corp.†	13,215
200	Lassonde Industries, Inc., Class A	18,499
800	Laurentian Bank of Canada†	24,040
1,700	Leon's Furniture Ltd.	20,775
562	LifeWorks, Inc.	13,482
889	Linamar Corp.	37,668
1,322	Loblaw Cos. Ltd.	119,229
8,900	Lucara Diamond Corp.†,*	4,218
1,300	Lundin Gold, Inc.*	9,332
13,050	Lundin Mining Corp.	82,728
725	MAG Silver Corp.*	8,823
3,572	Magna International, Inc.	196,138
409	Magna International, Inc.	22,454
4,800	Major Drilling Group International, Inc.*	33,673
3,073	Manulife Financial Corp.†	53,255
8,035	Manulife Financial Corp.	139,327
1,530	Maple Leaf Foods, Inc.	30,084
1,800	Martinrea International, Inc.†	11,621
1,895	Medical Facilities Corp.	12,867
4,700	MEG Energy Corp.*	65,067
1,000	Methanex Corp.†	38,199
1,782	Metro, Inc.	95,648
470	MTY Food Group, Inc.†	18,713
2,700	Mullen Group Ltd.†	23,682
3,340	National Bank of Canada	219,181
14,800	New Gold, Inc.*	15,752
1,740	NFI Group, Inc.†	18,100

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Canada (Continued)
721	North American Construction Group Ltd.†	$7,915
1,126	North West Co., Inc.	29,121
2,511	Northland Power, Inc.†	74,753
3,671	Nutrien Ltd.	292,542
554	Nutrien Ltd.	44,119
2,800	NuVista Energy Ltd.*	22,449
11,800	OceanaGold Corp.*	22,643
793	Onex Corp.	39,490
2,715	Open Text Corp.	102,698
1,840	Osisko Gold Royalties Ltd.	18,554
3,213	Osisko Mining, Inc.*	7,638
3,696	Pan American Silver Corp.	72,616
700	Paramount Resources Ltd., Class A†	16,717
2,849	Parex Resources, Inc.	48,251
700	Park Lawn Corp.†	18,511
2,035	Parkland Corp.†	55,270
1,760	Pason Systems, Inc.	19,949
1,424	Pembina Pipeline Corp.†	50,338
1,360	Pembina Pipeline Corp.†	48,073
4,630	Peyto Exploration & Development Corp.†	43,307
900	PrairieSky Royalty Ltd.†	11,334
280	Precision Drilling Corp.*	17,992
300	Premium Brands Holdings Corp.†	21,743
1,959	Primo Water Corp.	26,162
1,764	Quebecor, Inc., Class B†	37,700
1,200	Real Matters, Inc.†,*	4,736
700	Recipe Unlimited Corp.†,*	6,798
400	Restaurant Brands International, Inc.	20,060
1,500	Restaurant Brands International, Inc.†	75,245
745	Richelieu Hardware Ltd.	19,493
889	Ritchie Bros Auctioneers, Inc.	57,842
500	Rogers Communications, Inc., Class B	23,950
2,704	Rogers Communications, Inc., Class B	129,570
5,300	Rogers Sugar, Inc.	24,911
12,544	Royal Bank of Canada†	1,214,640
1,740	Russel Metals, Inc.†	35,173
2,900	Sandstorm Gold Ltd.	17,255
2,304	Saputo, Inc.†	50,243
1,585	Savaria Corp.†	16,057
107	Seabridge Gold, Inc.*	1,330
Shares		Value (Note 1)
	Canada (Continued)
4,547	Secure Energy Services, Inc.	$21,195
4,613	Shaw Communications, Inc., Class B	135,932
1,968	ShawCor Ltd.†,*	8,730
340	Shopify, Inc., Class A*	10,622
1,400	Shopify, Inc., Class A†,*	43,745
1,794	Sienna Senior Living, Inc.†	18,104
300	Sierra Wireless, Inc.*	7,020
1,359	Sleep Country Canada Holdings, Inc.#	25,360
1,519	SNC-Lavalin Group, Inc.†	26,127
400	Spin Master Corp.#,*	13,055
4,381	SSR Mining, Inc.†	73,175
1,100	Stantec, Inc.†	48,189
700	Stelco Holdings, Inc.†	17,500
1,100	Stella-Jones, Inc.	27,773
3,200	Sun Life Financial, Inc.	146,592
999	Sun Life Financial, Inc.	45,775
13,206	Suncor Energy, Inc.	463,134
7,810	Suncor Energy, Inc.	274,005
3,579	Superior Plus Corp.†	31,586
7,700	Tamarack Valley Energy Ltd.†	25,902
4,400	Taseko Mines Ltd.*	4,752
2,442	TC Energy Corp.†	126,501
1,164	TC Energy Corp.	60,307
2,509	Teck Resources Ltd., Class B	76,700
2,972	Teck Resources Ltd., Class B	90,878
850	TELUS International CDA, Inc.*	21,329
840	TFI International, Inc.	67,431
287	Thomson Reuters Corp.	29,920
261	Thomson Reuters Corp.	27,199
3,200	Timbercreek Financial Corp.†	19,764
498	TMX Group Ltd.	50,682
2,171	Torex Gold Resources, Inc.*	16,765
839	Toromont Industries Ltd.†	67,840
11,275	Toronto-Dominion Bank	739,374
4,713	Tourmaline Oil Corp.†	245,060
6,038	TransAlta Corp.†	68,908
2,812	TransAlta Renewables, Inc.	35,936
2,100	Transcontinental, Inc., Class A†	24,977
12,242	Trican Well Service Ltd.*	35,094
3,001	Tricon Residential, Inc.	30,425
1,570	Turquoise Hill Resources Ltd.*	42,055
1,000	Uni-Select, Inc.*	22,219
2,344	Vermilion Energy, Inc.†	44,615
1,200	Vermilion Energy, Inc.	22,872

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Canada (Continued)
1,800	Wajax Corp.†	$28,121
600	Waste Connections, Inc.	74,376
272	Waste Connections, Inc.†	33,725
2,200	Wesdome Gold Mines Ltd.*	19,057
1,770	West Fraser Timber Co. Ltd.†	135,816
12,500	Western Forest Products, Inc.	14,081
1,100	Westshore Terminals Investment Corp.†	27,303
1,542	Wheaton Precious Metals Corp.†	55,561
15,863	Whitecap Resources, Inc.	110,173
400	Winpak Ltd.	13,670
752	WSP Global, Inc.	85,026
16,121	Yamana Gold, Inc.	75,019
		17,163,353
	China—0.0%
4,100	BOC Aviation Ltd.§,#	34,544
	Denmark—1.6%
2,040	ALK-Abello AS*,§	35,482
24,690	Alm Brand AS§	36,283
827	Ambu AS, Class B§	8,082
29	AP Moller—Maersk A/S, Class A§	67,241
30	AP Moller—Maersk A/S, Class B§	70,461
2,721	Bang & Olufsen AS*,§	5,342
713	Bavarian Nordic AS*,§	23,688
1,058	Carlsberg AS, Class B§	134,959
106	Chemometec AS§	11,344
646	Chr Hansen Holding AS§	47,130
730	Coloplast AS, Class B§	83,377
805	D/S Norden AS§	27,944
4,232	Danske Bank AS§	59,980
1,139	Demant AS*,§	42,755
778	Dfds AS§	23,601
68	Drilling Co. of 1972 AS*,§	2,798
1,041	DSV AS§	145,759
1,244	FLSmidth & Co. A/S§	30,700
330	Genmab AS*,§	107,043
1,611	GN Store Nord A/S§	56,829
3,084	H Lundbeck A/S§	15,003
771	H Lundbeck A/S, Class A*	3,700
818	H+H International A/S, Class B*,§	15,329
3,142	ISS AS*,§	49,918
958	Jyske Bank AS, Registered*,§	46,917
1,970	Matas AS§	20,586
432	Netcompany Group AS*,§,#	23,641
Shares		Value (Note 1)
	Denmark (Continued)
266	Nilfisk Holding AS*,§	$5,657
742	NKT AS*,§	31,630
362	NNIT AS*,§,#	3,751
12,082	Novo Nordisk AS, Class B§	1,340,998
1,357	Novozymes A/S, Class B§	81,715
218	NTG Nordic Transport Group AS*,§	7,783
831	Orsted AS§,#	86,894
1,564	Pandora AS§	98,835
376	Per Aarsleff Holding AS§	11,278
576	Ringkjoebing Landbobank AS§	62,857
80	ROCKWOOl International AS, Class A§	18,051
137	ROCKWOOl International AS, Class B§	30,974
686	Royal Unibrew AS§	61,138
1,644	Scandinavian Tobacco Group A/S, Class A§,#	32,219
336	Schouw & Co. AS§	23,434
638	SimCorp AS§	46,372
105	Solar A/S, Class B§	8,974
1,256	Spar Nord Bank AS§	13,309
1,818	Sydbank AS§	55,791
676	Topdanmark A/S§	35,206
1,813	Tryg AS§	40,736
4,688	Vestas Wind Systems AS§	99,346
615	Zealand Pharma AS*,§	8,067
		3,400,907
	Finland—0.9%
510	Cargotec Oyj, Class B§	13,419
1,387	Elisa Oyj§	77,963
25,135	Finnair Oyj†,*,§	10,779
945	Fiskars Oyj Abp§	17,778
2,973	Fortum Oyj§	44,666
971	Huhtamaki Oyj§	38,504
1,799	Kemira Oyj§	21,998
1,396	Kesko Oyj, Class A§	30,223
3,759	Kesko Oyj, Class B§	88,739
2,038	Kojamo Oyj†,§	35,168
1,938	Kone Oyj, Class B§	92,669
1,119	Konecranes Oyj§	26,086
1,919	Lassila & Tikanoja Oyj†,§	21,596
560	Marimekko Oyj§	7,250
3,137	Metsa Board Oyj, Class B§	26,155
6,084	Metso Outotec Oyj§	45,668

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Finland (Continued)
2,298	Neste Oyj§	$101,823
14,612	Nokia Oyj§	68,065
21,352	Nokia Oyj, ADR	98,433
1,922	Nokian Renkaat Oyj§	21,041
15,020	Nordea Bank Abp§	132,322
281	Olvi Oyj, Class A§	9,526
7,100	Oriola Oyj, Class B§	14,114
727	Orion Oyj, Class A§	32,304
1,558	Orion Oyj, Class B§	69,590
10,116	Outokumpu Oyj§	41,894
7,476	Raisio Oyj , Class V§	15,205
873	Revenio Group Oyj§	38,928
4,690	Sampo Oyj, Class A§	204,237
5,236	Stora Enso Oyj, Class R§	82,211
1,519	Terveystalo Oyj†,#,§	16,274
1,860	TietoEVRY Oyj§	45,955
1,633	Tokmanni Group Corp.§	19,228
4,923	UPM-Kymmene Oyj§	150,589
775	Uponor Oyj§	10,708
559	Vaisala Oyj, Class A§	23,960
1,959	Valmet Oyj§	48,119
3,925	Wartsila Oyj Abp§	30,598
6,293	YIT Oyj§	20,985
		1,894,770
	France—5.9%
1,476	Accor SA*,§	40,537
162	Aeroports de Paris*,§	20,639
2,638	Air Liquide SA§	356,557
3,881	Airbus SE§	381,067
947	Albioma SA§	49,531
660	ALD SA†,#,§	7,696
2,433	Alstom SA†,§	55,692
476	Alten SA§	52,351
514	Amundi SA#,§	28,453
1,234	Arkema SA§	111,211
820	Atos SE*,§	11,004
368	Aubay§	18,675
10,652	AXA SA§	242,065
1,320	Beneteau SA§	13,341
340	BioMerieux†,§	33,209
6,866	BNP Paribas SA§	326,910
5,145	Bollore SE§	24,002
541	Bonduelle SCA†,§	8,822
3,865	Bouygues SA†,§	119,530
Shares		Value (Note 1)
	France (Continued)
2,700	Bureau Veritas SA†,§	$69,225
1,082	Capgemini SE§	187,109
9,610	Carrefour SA§	170,511
461	Casino Guichard Perrachon SA†,*,§	5,970
20,011	CGG SA*,§	17,453
474	Chargeurs SA§	7,339
5,050	Cie de Saint-Gobain§	219,364
8,908	Cie Generale des Etablissements Michelin SCA§	244,945
1,245	Cie Plastic Omnium SA§	21,593
2,606	Coface SA§	27,244
5,863	Credit Agricole SA§	53,708
3,038	Danone SA§	170,732
150	Dassault Aviation SA§	23,416
1,755	Dassault Systemes SE§	65,029
3,271	Derichebourg SA§	19,106
2,594	Edenred§	122,918
1,457	Eiffage SA§	132,317
4,023	Electricite de France SA§	32,929
1,532	Elior Group SA*,§,#	3,404
4,877	Elis SA§	65,681
16,086	Engie SA§	186,701
228	Eramet SA§	23,709
1,130	EssilorLuxottica SA§	170,921
4,202	Etablissements Maurel et Prom SA*,§	19,619
654	Eurazeo SE§	40,859
216	Euroapi SA*	3,408
1,550	Eurofins Scientific SE§	122,536
820	Euronext NV§,#	67,185
4,666	Eutelsat Communications SA§	52,715
2,461	Faurecia SE*,§	49,734
496	Faurecia SE§,*	9,894
539	Fnac Darty SA§	22,988
451	Gaztransport Et Technigaz SA§	56,517
2,345	Getlink SE§	41,532
228	Hermes International§	257,578
77	ID Logistics Group*,§	21,358
743	Imerys SA§	22,849
204	Interparfums SA†,§	9,660
632	Ipsen SA§	59,665
1,041	IPSOS†,§	49,453
530	Jacquet Metals SACA§	9,139
1,625	JCDecaux SA*,§	27,318
685	Kaufman & Broad SA§	18,678

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	France (Continued)
486	Kering SA§	$252,505
1,540	Korian SA†,§	23,082
1,118	L'Oreal SA§	386,277
708	La Francaise des Jeux SAEM§,#	24,665
1,064	Lectra§	38,990
1,785	Legrand SA§	132,848
1,979	LVMH Moet Hennessy Louis Vuitton SE§	1,221,307
971	Maisons du Monde SA†,#,§	9,736
444	Mersen SA§	13,252
529	Metropole Television SA§	7,816
594	Nexans SA§	46,475
1,338	Nexity SA§	36,041
31,311	Orange SA§	368,212
676	Orpea SA†,§	16,477
829	Pernod-Ricard SA§	153,560
2,329	Publicis Groupe SA§	114,980
993	Quadient SA§	16,953
204	Remy Cointreau SA§	35,926
2,836	Renault SA*,§	71,773
5,266	Rexel SA§	81,084
931	Rothschild & Co.§	31,484
995	Rubis SCA§	23,394
939	Safran SA§	93,935
5,004	Sanofi§	506,033
174	Sartorius Stedim Biotech§	55,088
200	Savencia SA§	12,609
2,684	Schneider Electric SE§	317,969
2,906	SCOR SE§	62,482
432	SEB SA†,§	41,679
6,297	SES SA§	55,340
411	Societe BIC SA§	22,540
9,127	Societe Generale SA§	200,169
302	Societe pour l'Informatique Industrielle§	12,618
1,200	Sodexo SA§	85,151
185	SOITEC*,§	26,601
109	Somfy SA§	14,175
344	Sopra Steria Group SACA§	51,890
2,556	SPIE SA§	55,896
3,434	STMicroelectronics NV§	109,177
1,124	STMicroelectronics NV	35,372
218	Sword Group§	8,251
889	Technicolor SA, Registered*,§	2,631
2,141	Technip Energies NV§	26,710
Shares		Value (Note 1)
	France (Continued)
607	Teleperformance§	$186,732
2,268	Television Francaise 1†,§	16,065
1,111	Thales SA§	136,282
99	Thermador Groupe§	8,955
491	Tikehau Capital SCA†,§	9,976
27,532	TotalEnergies SE§	1,451,266
198	Trigano SA§	19,608
1,887	Ubisoft Entertainment SA*,§	83,352
3,512	Valeo SA§	68,740
1,461	Vallourec SA†,*,§	17,453
5,141	Veolia Environnement SA†,§	127,188
1,229	Verallia SA§,#	29,367
436	Vicat SA§	12,028
86	Vilmorin & Cie SA§	3,628
4,641	Vinci SA§	416,950
95	Virbac SA§	37,005
6,270	Vivendi SE§	63,989
1,633	Worldline SA*,§,#	60,409
1,412	X-Fab Silicon Foundries SE#,*,§	9,210
		12,566,657
	Germany—4.3%
696	1&1 AG§	13,137
1,887	Aareal Bank AG*	62,884
1,127	adidas AG§	199,323
1,932	ADVA Optical Networking SE*,§	26,367
434	AIXTRON SE§	11,004
1,882	Allianz SE, Registered§	359,263
52	Amadeus Fire AG§	6,484
10,081	Aroundtown SA§	32,054
90	Atoss Software AG§	11,410
408	Aurubis AG§	27,689
6,452	BASF SE§	280,766
182	Basler AG§	14,599
461	Bauer AG*,§	4,370
8,806	Bayer AG, Registered§	523,195
3,441	Bayerische Motoren Werke AG§	264,913
474	BayWa AG§	21,012
773	Bechtle AG§	31,606
301	Befesa SA§,#	14,636
431	Beiersdorf AG§	44,026
1,136	Bilfinger SE§	33,336
1,628	Borussia Dortmund GmbH & Co. KGaA*,§	6,106
1,982	Brenntag SE§	128,997
The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Germany (Continued)
603	CANCOM SE§	$20,281
309	Carl Zeiss Meditec AG§	36,899
3,791	CECONOMY AG§	10,568
159	Cewe Stiftung & Co. KGAA§	13,409
15,207	Commerzbank AG*,§	106,548
270	CompuGroup Medical SE & Co. KgaA§	11,504
1,349	Continental AG§	94,008
3,156	Covestro AG§,#	109,076
1,025	CropEnergies AG§	13,646
709	CTS Eventim AG & Co. KGaA*,§	37,150
4,833	Daimler Truck Holding AG*,§	126,136
272	Delivery Hero SE*,§,#	10,196
182	Dermapharm Holding SE§	9,062
11,171	Deutsche Bank AG, Registered§	97,339
1,382	Deutsche Bank AG, Registered	12,079
730	Deutsche Beteiligungs AG§	19,358
839	Deutsche Boerse AG§	140,326
696	Deutsche EuroShop AG§	16,173
6,296	Deutsche Lufthansa AG, Registered*,§	36,721
3,746	Deutsche Pfandbriefbank AG§,#	33,711
7,000	Deutsche Post AG, Registered§	262,257
39,733	Deutsche Telekom AG, Registered§	788,885
667	Deutsche Wohnen SE§	15,343
3,473	Deutz AG§	13,394
889	Duerr AG§	20,458
364	DWS Group GmbH & Co. KGaA#,§	9,523
29,223	E.ON SE§	245,180
465	Eckert & Ziegler Strahlen- und Medizintechnik AG§	17,761
185	Elmos Semiconductor SE§	7,056
1,130	Encavis AG§	20,726
101	Energiekontor AG§	8,154
1,524	Evonik Industries AG§	32,538
334	Fielmann AG§	16,626
472	flatexDEGIRO AG*,§	4,491
479	Fraport AG Frankfurt Airport Services Worldwide*,§	20,834
2,143	Freenet AG§	53,159
1,934	Fresenius Medical Care AG & Co. KGaA§	96,592
4,110	Fresenius SE & Co. KGaA§	124,534
496	FUCHS PETROLUB SE§	12,118
1,192	GEA Group AG§	41,077
Shares		Value (Note 1)
	Germany (Continued)
425	Gerresheimer AG§	$27,625
287	Gesco AG§,*	7,189
455	GFT Technologies SE§	18,052
1,489	Grand City Properties SA§	20,102
738	Hamburger Hafen und Logistik AG§	10,446
336	Hannover Rueck SE§	48,745
243	Hapag-Lloyd AG§,#	62,931
1,959	HeidelbergCement AG§	94,106
6,593	Heidelberger Druckmaschinen AG*,§	9,853
1,225	HelloFresh SE*,§	39,640
462	Henkel AG & Co. KGaA§	28,274
760	Hensoldt AG§	19,196
322	Hornbach Holding AG & Co. KGaA§	26,455
1,048	HUGO BOSS AG§	55,352
38	Hypoport SE*,§	7,538
721	Indus Holding AG§	16,779
7,674	Infineon Technologies AG§	185,674
790	Instone Real Estate Group SE§,#	9,417
788	Jenoptik AG§	17,568
6,571	K&S AG, Registered§	159,764
828	KION Group AG§	34,341
2,961	Kloeckner & Co. SE§	22,578
571	Knorr-Bremse AG§	32,577
434	Koenig & Bauer AG*,§	6,226
326	Krones AG§	24,872
131	KWS Saat SE & Co. KGaA§	7,756
1,173	LANXESS AG§	42,016
698	LEG Immobilien SE§	57,866
9,667	Mercedes-Benz Group AG§	559,428
449	Merck KGaA§	75,782
3,251	METRO AG§	27,437
2,085	MLP SE§	12,498
279	MTU Aero Engines AG§	50,787
675	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Registered§	158,624
147	Nagarro SE*,§	16,693
537	Nemetschek SE§	32,504
33	New Work SE§	4,708
188	Nexus AG§	9,847
1,198	Nordex SE*,§	10,214
1,039	Norma Group SE§	23,193
390	OHB SE§	14,182

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Germany (Continued)
471	PATRIZIA AG§	$5,564
53	Pfeiffer Vacuum Technology AG§	8,336
2,884	ProSiebenSat.1 Media SE§	26,627
962	Puma SE§	63,355
458	PVA TePla AG*,§	8,767
1,192	QIAGEN NV*,§	55,980
401	QIAGEN NV*	18,927
51	Rational AG§	29,654
606	Rheinmetall AG§	139,935
641	RTL Group SA*,§	26,761
5,816	RWE AG§	214,355
959	S&T AG§	14,129
1,686	SAF-Holland SE§	11,165
523	Salzgitter AG§	12,726
3,088	SAP SE§	281,325
826	Scout24 SE§,#	42,439
25	Secunet Security Networks AG§	7,404
3,117	Siemens AG, Registered§	317,241
2,640	Siemens Energy AG*,§	38,716
853	Siemens Healthineers AG§,#	43,361
279	Siltronic AG§	20,722
337	Sixt SE§	34,565
435	Software AG§	14,414
638	Stabilus SA§	31,202
286	STRATEC SE§	26,136
324	Stroeer SE & Co. KGaA§	14,619
1,626	Suedzucker AG§	26,215
643	Symrise AG§	69,977
1,795	TAG Immobilien AG§	20,479
1,202	Takkt AG§	18,899
315	Talanx AG*,§	11,986
1,776	TeamViewer AG*,§,#	17,677
420	Technotrans SE§	11,621
21,504	Telefonica Deutschland Holding AG§	61,762
5,312	thyssenkrupp AG*,§	30,138
1,060	Uniper SE§	15,729
1,410	United Internet AG, Registered§	40,236
426	VERBIO Vereinigte BioEnergie AG§	21,433
622	Vitesco Technologies Group AG*,§	24,054
542	Volkswagen AG§	98,776
4,905	Vonovia SE§	151,159
257	Vossloh AG§	8,171
236	Wacker Chemie AG§	34,056
904	Wacker Neuson SE§	15,620
Shares		Value (Note 1)
	Germany (Continued)
209	Washtec AG§	$9,749
959	Wuestenrot & Wuerttembergische AG§	16,959
714	Zalando SE*,§,#	18,675
117	Zeal Network SE§	4,600
		9,207,304
	Hong Kong—1.9%
89,200	AIA Group Ltd.§	979,786
5,700	ASM Pacific Technology Ltd.§	48,542
9,681	Bank of East Asia Ltd.§	13,709
21,000	BOC Hong Kong Holdings Ltd.§	83,117
9,600	Budweiser Brewing Co. APAC Ltd.§,#	28,794
10,000	Cafe de Coral Holdings Ltd.§	16,092
26,181	Cathay Pacific Airways Ltd.*,§	28,704
15,000	Chow Sang Sang Holdings International Ltd.§	16,736
20,400	Chow Tai Fook Jewellery Group Ltd.§	38,384
56,000	CITIC Telecom International Holdings Ltd.§	18,580
10,906	CK Asset Holdings Ltd.§	77,251
14,500	CK Hutchison Holdings Ltd.§	98,612
6,000	CK Infrastructure Holdings Ltd.§	36,863
11,000	CLP Holdings Ltd.§	91,321
6,000	Dah Sing Banking Group Ltd.§	4,862
4,800	Dah Sing Financial Holdings Ltd.§	13,699
16,000	EC Healthcare§	16,178
78,750	Esprit Holdings Ltd.*,§	14,188
7,400	ESR Cayman Ltd.*,§,#	20,027
56,039	Far East Consortium International Ltd.§	17,870
58,000	First Pacific Co. Ltd.§	22,499
8,000	Galaxy Entertainment Group Ltd.§	47,872
40,000	Giordano International Ltd.§	9,472
7,361	Great Eagle Holdings Ltd.§	16,594
142,000	Guotai Junan International Holdings Ltd.§	16,995
118,800	Haitong International Securities Group Ltd.§	16,967
8,000	Hang Lung Group Ltd.§	15,174
23,000	Hang Lung Properties Ltd.§	43,654
5,100	Hang Seng Bank Ltd.§	90,109

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Hong Kong (Continued)
8,500	Henderson Land Development Co. Ltd.§	$31,994
24,500	HK Electric Investments & HK Electric Investments Ltd.§	22,484
7,500	HKBN Ltd.§	8,516
19,200	HKR International Ltd.§	7,101
56,000	HKT Trust & HKT Ltd.§	75,249
59,457	Hong Kong & China Gas Co. Ltd.§	64,054
7,706	Hong Kong Exchanges & Clearing Ltd.§	384,669
19,000	Hong Kong Technology Venture Co. Ltd.§	14,959
14,179	Hongkong & Shanghai Hotels Ltd.*,§	13,055
50,000	Hutchison Telecommunications Hong Kong Holdings Ltd.§	9,564
9,000	Hysan Development Co. Ltd.§	27,113
41,000	IGG, Inc.§	18,064
5,602	Johnson Electric Holdings Ltd.§	7,290
37,000	K Wah International Holdings Ltd.§	13,636
7,000	Kerry Logistics Network Ltd.§	15,079
6,000	Kerry Properties Ltd.§	16,682
9,000	Kowloon Development Co. Ltd.§	11,168
5,750	L'Occitane International SA§	17,999
38,400	Landing International Development Ltd.*,§	1,081
15,500	Lifestyle International Holdings Ltd.*,§	6,284
6,000	Luk Fook Holdings International Ltd.§	15,414
26,800	Man Wah Holdings Ltd.§	28,994
480,000	Mason Group Holdings Ltd.*,§	1,351
11,000	Melco International Development Ltd.*,§	8,142
6,185	MTR Corp. Ltd.§	32,324
10,000	NagaCorp Ltd.§,*	8,180
14,000	New World Development Co. Ltd.§	50,535
44,000	NewOcean Energy Holdings Ltd.*,§	219
38,000	NWS Holdings Ltd.§	36,117
1,500	Orient Overseas International Ltd.§	39,900
87,000	Pacific Basin Shipping Ltd.§	33,695
7,128	Pacific Century Premium Developments Ltd.*,§	455
29,000	Pacific Textiles Holdings Ltd.§	11,611
59,789	PCCW Ltd.§	31,741
Shares		Value (Note 1)
	Hong Kong (Continued)
10,000	Power Assets Holdings Ltd.§	$62,986
4,800	PRADA SpA§	26,934
10,200	Samsonite International SA*,#,§	20,617
9,600	Sands China Ltd.*,§	23,442
12,000	Shangri-La Asia Ltd.*,§	9,730
100,000	Shun Tak Holdings Ltd.*,§	20,199
138,000	Singamas Container Holdings Ltd.§	21,118
36,027	Sino Land Co. Ltd.§	53,205
13,000	SITC International Holdings Co. Ltd.§	36,835
25,000	SJM Holdings Ltd.*,§	11,382
13,500	SmarTone Telecommunications Holdings Ltd.§	7,125
11,500	Stella International Holdings Ltd.§	11,001
31,000	Sun Hung Kai & Co. Ltd.§	14,509
7,000	Sun Hung Kai Properties Ltd.§	82,828
27,000	SUNeVision Holdings Ltd.§	20,584
4,500	Swire Pacific Ltd., Class A§	27,039
15,000	Swire Pacific Ltd., Class B§	15,067
6,200	Swire Properties Ltd.§	15,414
11,000	Techtronic Industries Co. Ltd.§	115,000
12,000	Television Broadcasts Ltd.*,§	6,600
7,600	Transport International Holdings Ltd.§	11,463
30,000	United Laboratories International Holdings Ltd.§	17,816
32,000	Value Partners Group Ltd.§	12,097
12,000	Vitasoy International Holdings Ltd.§	21,000
24,000	VSTECS Holdings Ltd.§	19,199
3,500	VTech Holdings Ltd.§	27,714
135,326	WH Group Ltd.§,#	104,700
11,000	Wharf Real Estate Investment Co. Ltd.§	52,442
27,000	Xinyi Glass Holdings Ltd.§	64,988
14,500	Yue Yuen Industrial Holdings Ltd.§	18,905
29,000	Zensun Enterprises Ltd.§,*	11,489
		3,970,798
	Ireland—0.4%
12,093	AIB Group PLC†,§	27,581
10,939	Bank of Ireland Group PLC§	69,155
10,801	Cairn Homes PLC*,§	11,268
3,828	CRH PLC§	132,499
5,683	CRH PLC, ADR†	197,882
2,359	Dalata Hotel Group PLC*,§	8,591

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Ireland (Continued)
782	Flutter Entertainment PLC*,§	$79,167
1,643	Glanbia PLC§	17,786
7,929	Glenveagh Properties PLC#,*,§	7,774
1,946	Irish Continental Group PLC§	7,244
526	Kerry Group PLC, Class A§	50,388
1,303	Kingspan Group PLC§	78,388
3,964	Smurfit Kappa Group PLC§	133,764
		821,487
	Israel—0.7%
182	AFI Properties Ltd.§	8,780
734	Airport City Ltd.*,§	12,584
1,386	Alony Hetz Properties & Investments Ltd.§	17,457
160	Alrov Properties & Lodgings Ltd.§	9,964
2,317	Amot Investments Ltd.§	13,991
471	Ashtrom Group Ltd.§	10,409
95	AudioCodes Ltd.	2,094
2,639	Azorim-Investment Development & Construction Co. Ltd.§	9,976
154	Azrieli Group Ltd.§	10,839
9,207	Bank Hapoalim BM§	77,380
15,548	Bank Leumi Le-Israel BM§	139,137
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.§	35,149
92	Big Shopping Centers Ltd.§	11,369
63	Brack Capital Properties NV*,§	6,251
2,356	Cellcom Israel Ltd.*,§	11,647
1,006	Clal Insurance Enterprises Holdings Ltd.*,§	17,990
66	Danel Adir Yeoshua Ltd.§	8,359
764	Delek Automotive Systems Ltd.§	8,327
153	Delek Group Ltd.*,§	19,784
611	Delta Galil Industries Ltd.§	30,144
187	Elbit Systems Ltd.	42,887
30	Electra Ltd.§	16,742
986	Electra Real Estate Ltd.§	13,918
4,030	Energix-Renewable Energies Ltd.§	12,243
8,990	Enlight Renewable Energy Ltd.*,§	17,141
464	Equital Ltd.*,§	14,645
166	Fattal Holdings 1998 Ltd.*,§	17,321
699	First International Bank Of Israel Ltd.§	26,165
122	Formula Systems 1985 Ltd., ADR	11,322
294	Fox Wizel Ltd.§	33,567
Shares		Value (Note 1)
	Israel (Continued)
1,517	Gav-Yam Lands Corp. Ltd.§	$12,631
2,147	Harel Insurance Investments & Financial Services Ltd.§	21,035
313	Hilan Ltd.§	16,543
5,268	ICL Group Ltd.§	48,108
275	IDI Insurance Co. Ltd.§	7,170
2,482	Inrom Construction Industries Ltd.§	10,935
464	Isracard Ltd.§	1,657
2,814	Israel Canada T.R Ltd.§	10,901
13,745	Israel Discount Bank Ltd., Class A§	71,963
302	Kenon Holdings Ltd.§	12,207
1,214	Magic Software Enterprises Ltd.	21,573
1,175	Matrix IT Ltd.§	27,355
1,507	Maytronics Ltd.§	21,365
252	Mega Or Holdings Ltd.§	7,594
298	Melisron Ltd.*,§	19,989
526	Menora Mivtachim Holdings Ltd.*,§	9,670
12,957	Migdal Insurance & Financial Holdings Ltd.§	19,319
8,220	Mivne Real Estate KD Ltd.§	24,035
1,798	Mizrahi Tefahot Bank Ltd.§	59,825
2,005	Naphtha Israel Petroleum Corp. Ltd.*,§	13,232
156	Nice Ltd.*,§	30,062
12	Nice Ltd., ADR*	2,309
130	Nova Ltd.*,§	11,437
70,417	Oil Refineries Ltd.§	25,276
1,226	One Software Technologies Ltd.§	19,416
1,134	OPC Energy Ltd.*,§	11,159
2,397	Partner Communications Co. Ltd.*,§	17,089
134	Paz Oil Co. Ltd.*,§	16,079
3,099	Phoenix Holdings Ltd.§	30,766
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.§	20,200
1,415	Shapir Engineering and Industry Ltd.§	11,611
5,108	Shikun & Binui Ltd.*,§	20,911
2,661	Shufersal Ltd.§	17,518
700	Strauss Group Ltd.§	17,221
1,314	Summit Real Estate Holdings Ltd.§	21,019
67	Tadiran Group Ltd.§	8,971
526	Tera Light Ltd.*,§	834
7,108	Teva Pharmaceutical Industries Ltd., ADR*	53,452
862	Tower Semiconductor Ltd.*	39,807

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Israel (Continued)
171	YH Dimri Construction & Development Ltd.§	$13,094
		1,492,920
	Italy—1.5%
23,194	A2A SpA§	29,560
1,164	ACEA SpA§	17,252
1,290	Amplifon SpA†,§	39,714
6,692	Anima Holding SpA†,#,§	24,686
7,433	Assicurazioni Generali SpA§	119,052
849	Atlantia SpA§	19,926
1,709	Azimut Holding SpA§	29,904
1,239	Banca Generali SpA§	35,234
2,201	Banca Mediolanum SpA§	14,577
9,396	Banca Popolare di Sondrio SCPA†,§	32,581
30,073	Banco BPM SpA§	86,286
2,332	BFF Bank SpA§,#	15,691
26,017	BPER Banca†,§	42,804
2,680	Brembo SpA§	26,172
732	Brunello Cucinelli SpA§	33,177
1,230	Buzzi Unicem SpA†,§	20,219
3,016	Cairo Communication SpA§	5,452
1,300	Carel Industries SpA§,#	25,857
27,159	CIR SpA-Compagnie Industriali*,§	11,473
7,842	CNH Industrial NV§	91,017
3,914	Credito Emiliano SpA†,§	21,555
660	Danieli & C Officine Meccaniche SpA§	13,505
3,500	Davide Campari-Milano NV§	36,955
432	De' Longhi SpA†,§	8,076
253	DiaSorin SpA§	33,231
47,689	Enel SpA§	262,117
26,813	Eni SpA§	318,533
806	ERG SpA§	25,098
741	Ferrari NV§	136,671
18,781	Fincantieri SpA†,*,§	10,437
4,645	FinecoBank Banca Fineco SpA§	55,994
725	Gruppo MutuiOnline SpA§	18,336
11,797	Hera SpA§	34,242
1,991	Infrastrutture Wireless Italiane SpA#,§	20,256
510	Interpump Group SpA§	19,547
88,627	Intesa Sanpaolo SpA§	166,636
9,018	Iren SpA§	19,759
7,345	Italgas SpA§	42,893
Shares		Value (Note 1)
	Italy (Continued)
2,588	Iveco Group NV*,§	$13,693
2,260	Leonardo SpA§	22,941
8,088	MediaForEurope NV, Class A†,*,§	3,713
8,088	MediaForEurope NV, Class B†,§	5,702
5,161	Mediobanca Banca di Credito Finanziario SpA§	44,927
1,242	Moncler SpA§	53,652
2,076	Nexi SpA#,*,§	17,287
9,750	OVS SpA†,#,§	16,010
7,136	Piaggio & C SpA§	16,770
8,299	Pirelli & C SpA†,#,§	33,940
3,814	Poste Italiane SpA§,#	35,830
1,584	Prysmian SpA§	43,714
2,926	RAI Way SpA§,#	15,638
1,290	Recordati Industria Chimica e Farmaceutica SpA§	56,366
125	Reply SpA§	15,230
108	Saipem SpA†,§	290
514	Salvatore Ferragamo SpA†,§	7,974
10,551	Saras SpA*,§	15,376
103	Sesa SpA§	13,088
13,350	Snam SpA†,§	70,069
575	SOL SpA§	9,930
29,425	Stellantis NV§	366,447
3,313	Tamburi Investment Partners SpA§	25,482
2,650	Technogym SpA#,§	17,353
151,273	Telecom Italia SpA§,*	39,637
1,807	Tenaris SA§	23,215
1,050	Tenaris SA, ADR	26,975
12,130	Terna—Rete Elettrica Nazionale†,§	95,338
514	Tod's SpA*,§	16,115
13,096	UniCredit SpA§	125,577
7,073	Unipol Gruppo SpA§	32,325
9,399	UnipolSai Assicurazioni SpA†,§	22,575
		3,267,654
	Japan—15.1%
1,200	77 Bank Ltd.§	16,061
600	ABC-Mart, Inc.§	26,547
4,900	Acom Co. Ltd.§	11,455
1,200	Adastria Co. Ltd.§	19,819
1,500	ADEKA Corp.§	25,929
1,200	Advantest Corp.§	63,761
4,700	Aeon Co. Ltd.§	81,589
1,100	Aeon Delight Co., Ltd.§	24,067

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
2,900	AEON Financial Service Co. Ltd.§	$27,333
2,100	Aeon Mall Co. Ltd.§	25,690
2,900	AGC, Inc.†,§	102,039
1,300	Ai Holdings Corp.§	14,864
700	Aica Kogyo Co. Ltd.§	14,622
2,900	Aida Engineering Ltd.§	19,447
8,600	Aiful Corp.§	22,197
300	Ain Holdings, Inc.§	16,035
3,100	Air Water, Inc.§	38,964
2,200	Aisin Corp.§	68,163
3,700	Ajinomoto Co., Inc.§	90,037
1,200	Alconix Corp.§	11,355
1,400	Alfresa Holdings Corp.§	18,819
3,500	Alps Alpine Co. Ltd.§	35,555
2,700	Amada Co. Ltd.§	19,859
1,000	Amano Corp.§	17,223
1,600	ANA Holdings, Inc.*,§	29,500
1,500	Anritsu Corp.†,§	16,213
1,100	AOKI Holdings, Inc.†,§	5,655
900	Aoyama Trading Co. Ltd.§	5,988
1,800	Aozora Bank Ltd.†,§	34,998
500	Arata Corp.§	14,355
1,000	Arcs Co. Ltd.§	14,753
400	Argo Graphics, Inc.§	9,406
1,400	Arisawa Manufacturing Co. Ltd.§	10,325
900	Aruhi Corp.§	6,715
200	As One Corp.§	7,894
1,800	Asahi Diamond Industrial Co. Ltd.§	8,350
3,100	Asahi Group Holdings Ltd.§	101,614
2,000	Asahi Holdings, Inc.§	31,395
1,600	Asahi Intecc Co. Ltd.§	24,121
15,000	Asahi Kasei Corp.§	114,631
2,100	Asics Corp.§	38,006
1,400	ASKUL Corp.§	16,702
5,600	Astellas Pharma, Inc.§	87,252
1,600	Autobacs Seven Co. Ltd.§	16,492
800	Avex, Inc.§	7,953
800	Awa Bank Ltd.§	11,921
400	Axial Retailing, Inc.§	9,203
1,100	Azbil Corp.§	28,930
1,100	Bandai Namco Holdings, Inc.§	77,718
600	Bank of Kyoto Ltd.§	25,575
1,300	Bank of the Ryukyus Ltd.§	7,564
100	BayCurrent Consulting, Inc.§	26,644
300	Belc Co. Ltd.§	11,434
Shares		Value (Note 1)
	Japan (Continued)
1,300	Bell System24 Holdings, Inc.§	$13,281
1,300	Belluna Co. Ltd.§	7,142
1,000	Benefit One, Inc.§	13,463
800	Benesse Holdings, Inc.§	12,960
1,500	Bic Camera, Inc.†,§	12,961
500	BML, Inc.§	12,998
6,000	Bridgestone Corp.§	219,042
4,000	Broadleaf Co. Ltd.§	13,015
2,700	Brother Industries Ltd.§	47,505
3,200	Bunka Shutter Co. Ltd.§	23,550
400	C Uyemura & Co. Ltd.§	15,129
1,700	Calbee, Inc.§	34,290
900	Canon Electronics, Inc.§	10,148
1,200	Canon Marketing Japan, Inc.§	24,938
6,100	Canon, Inc.†,§	138,775
1,600	Capcom Co. Ltd.§	38,883
2,700	Casio Computer Co. Ltd.§	25,076
600	Central Glass Co. Ltd.§	13,649
900	Central Japan Railway Co.§	103,899
3,700	Chiba Bank Ltd.§	20,227
7,600	Chiyoda Corp.*,§	24,123
600	Chofu Seisakusho Co. Ltd.†,§	7,799
3,800	Chubu Electric Power Co., Inc.§	38,264
700	Chudenko Corp.§	11,034
4,200	Chugai Pharmaceutical Co. Ltd.§	107,484
3,900	Chugoku Electric Power Co., Inc.§	25,129
2,300	Chugoku Marine Paints Ltd.§	14,943
5,400	Citizen Watch Co. Ltd.§	21,864
400	CKD Corp.§	5,102
2,600	Coca-Cola Bottlers Japan Holdings, Inc.†,§	31,066
600	Colowide Co. Ltd.†,§	8,123
900	COMSYS Holdings Corp.§	17,194
8,000	Concordia Financial Group Ltd.§	27,724
1,200	Cosmo Energy Holdings Co. Ltd.§	33,340
200	Cosmos Pharmaceutical Corp.†,§	19,275
600	Create SD Holdings Co. Ltd.§	13,235
1,900	Credit Saison Co. Ltd.§	21,823
3,600	CyberAgent, Inc.§	35,886
1,700	Dai Nippon Printing Co. Ltd.§	36,687
500	Dai-Dan Co. Ltd.§	7,790
4,700	Dai-ichi Life Holdings, Inc.§	86,766
2,100	Daicel Corp.§	12,996
3,700	Daido Metal Co. Ltd.§	14,191
600	Daido Steel Co. Ltd.§	15,467

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
400	Daifuku Co. Ltd.§	$22,909
500	Daihen Corp.§	15,456
700	Daiho Corp.§	23,767
300	Daiichi Jitsugyo Co. Ltd.§	7,366
2,700	Daiichi Sankyo Co. Ltd.§	68,158
1,500	Daikin Industries Ltd.§	240,744
1,400	Daikyonishikawa Corp.§	5,380
1,900	Daio Paper Corp.§	19,827
480	Daiseki Co. Ltd.§	15,014
400	Daishi Hokuetsu Financial Group, Inc.§	7,397
700	Daito Trust Construction Co. Ltd.§	60,366
5,300	Daiwa House Industry Co. Ltd.§	123,611
9,500	Daiwa Securities Group, Inc.§	42,450
2,500	Daiwabo Holdings Co. Ltd.§	32,622
2,200	DCM Holdings Co. Ltd.§	16,835
1,200	DeNA Co. Ltd.§	16,716
1,300	Denka Co. Ltd.§	31,497
2,200	Denso Corp.§	117,022
1,200	Dentsu Group, Inc.†,§	36,070
1,000	Dexerials Corp.§	26,397
1,200	DIC Corp.†,§	21,287
400	Digital Arts, Inc.§	17,145
300	Digital Garage, Inc.§	8,123
700	dip Corp.§	19,392
200	Disco Corp.§	47,113
1,800	DMG Mori Co. Ltd.§	22,315
1,100	Doutor Nichires Holdings Co. Ltd.§	12,490
1,100	Dowa Holdings Co. Ltd.§	36,543
600	DTS Corp.§	13,342
1,000	Duskin Co. Ltd.§	21,321
400	DyDo Group Holdings, Inc.†,§	14,834
1,100	Eagle Industry Co. Ltd.§	7,949
300	Earth Corp.§	11,505
1,900	East Japan Railway Co.§	97,214
1,100	Ebara Corp.§	41,230
2,100	EDION Corp.§	19,709
1,000	eGuarantee, Inc.§	15,808
500	Eiken Chemical Co. Ltd.§	6,569
900	Eisai Co. Ltd.§	38,001
300	Eizo Corp.§	8,340
600	Elecom Co. Ltd.§	6,744
1,700	Electric Power Development Co. Ltd.§	28,110
Shares		Value (Note 1)
	Japan (Continued)
700	en-Japan, Inc.§	$9,147
49,600	ENEOS Holdings, Inc.§	187,240
1,500	eRex Co. Ltd.§	24,285
1,000	Exedy Corp.§	12,691
1,000	EXEO Group, Inc.§	15,656
500	Ezaki Glico Co. Ltd.†,§	14,468
900	Fancl Corp.§	16,477
700	FANUC Corp.§	109,720
400	Fast Retailing Co. Ltd.§	209,176
1,100	FCC Co. Ltd.§	10,935
1,100	Ferrotec Holdings Corp.§	20,624
1,300	Food & Life Cos. Ltd.§	27,724
900	Foster Electric Co. Ltd.§	4,846
800	FP Corp.§	16,721
1,100	Fudo Tetra Corp.§	12,507
1,600	Fuji Corp.§	23,610
1,000	Fuji Electric Co. Ltd.§	41,473
100	Fuji Kyuko Co. Ltd.§	3,098
700	Fuji Oil Holdings, Inc.§	11,057
700	Fuji Seal International, Inc.§	7,610
500	Fuji Soft, Inc.§	28,614
400	Fujibo Holdings, Inc.§	9,572
700	Fujicco Co. Ltd.§	10,289
1,900	FUJIFILM Holdings Corp.§	102,024
4,100	Fujikura Ltd.§	23,268
300	Fujimi, Inc.§	12,595
500	Fujimori Kogyo Co. Ltd.§	12,814
600	Fujitsu General Ltd.§	11,904
1,800	Fujitsu Ltd.§	225,310
200	Fukuda Denshi Co. Ltd.§	10,934
2,200	Fukuoka Financial Group, Inc.§	39,642
600	Fukuyama Transporting Co. Ltd.§	13,632
1,200	FULLCAST Holdings Co. Ltd.§	19,192
1,000	Funai Soken Holdings, Inc.†,§	15,910
900	Furukawa Co. Ltd.§	7,951
1,200	Furukawa Electric Co. Ltd.§	19,722
1,200	Furuno Electric Co. Ltd.§	8,939
400	Fuso Chemical Co. Ltd.§	10,477
800	Futaba Corp.§	3,924
2,000	Future Corp.†,§	20,408
500	Fuyo General Lease Co. Ltd.§	28,394
800	G-7 Holdings, Inc.§	8,467
800	Geo Holdings Corp.§	7,285
700	GLOBERIDE, Inc.§	10,990
1,000	Glory Ltd.†,§	15,104

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
900	GMO internet, Inc.§	$15,331
300	GMO Payment Gateway, Inc.§	21,149
700	Goldcrest Co. Ltd.§	8,883
400	Goldwin, Inc.§	22,441
1,000	GS Yuasa Corp.§	15,663
1,100	GungHo Online Entertainment, Inc.§	19,431
4,900	Gunma Bank Ltd.§	13,832
600	Gunze Ltd.§	16,282
900	H.U. Group Holdings, Inc.§	19,550
1,700	H2O Retailing Corp.§	13,178
5,000	Hachijuni Bank Ltd.§	18,434
2,900	Hakuhodo DY Holdings, Inc.§	26,638
800	Hamakyorex Co. Ltd.§	16,907
1,100	Hamamatsu Photonics KK§	42,770
1,600	Hankyu Hanshin Holdings, Inc.§	43,663
800	Hanwa Co. Ltd.§	16,789
300	Harmonic Drive Systems, Inc.†,§	8,754
3,500	Haseko Corp.§	41,018
3,500	Hazama Ando Corp.§	21,754
1,200	Heiwa Corp.§	17,810
600	Heiwa Real Estate Co. Ltd.§	17,211
900	Heiwado Co. Ltd.§	13,251
200	Hikari Tsushin, Inc.§	20,518
4,400	Hino Motors Ltd.§	22,622
200	Hioki EE Corp.†,§	9,372
3,100	Hirogin Holdings, Inc.§	14,445
200	Hirose Electric Co. Ltd.§	26,411
400	Hisamitsu Pharmaceutical Co., Inc.§	10,311
1,100	Hitachi Construction Machinery Co. Ltd.§	24,388
7,500	Hitachi Ltd.§	355,359
2,000	Hitachi Metals Ltd.*,§	30,242
600	Hitachi Transport System Ltd.§	37,735
3,400	Hitachi Zosen Corp.§	21,417
400	Hogy Medical Co. Ltd.§	8,880
2,900	Hokkaido Electric Power Co., Inc.§	10,544
700	Hokkoku Financial Holdings, Inc.§	23,841
3,000	Hokuetsu Corp.§	15,454
1,800	Hokuhoku Financial Group, Inc.§	11,116
2,300	Hokuriku Electric Power Co.§	9,022
1,200	Hokuto Corp.§	17,099
8,800	Honda Motor Co. Ltd.§	212,868
2,704	Honda Motor Co. Ltd., ADR†	65,302
500	Horiba Ltd.§	21,180
600	Hoshizaki Corp.§	17,899
Shares		Value (Note 1)
	Japan (Continued)
3,100	Hosiden Corp.§	$28,089
500	Hosokawa Micron Corp.§	9,596
600	House Foods Group, Inc.§	12,505
2,400	Hoya Corp.§	205,164
4,100	Hulic Co. Ltd.§	31,756
3,000	Hyakugo Bank Ltd.§	7,256
1,600	Ibiden Co. Ltd.§	44,717
6,700	Ichigo, Inc.§	15,466
600	Idec Corp.§	12,377
4,100	Idemitsu Kosan Co. Ltd.§	98,486
3,000	IDOM, Inc.†,§	16,456
1,400	IHI Corp.§	37,529
1,100	Iida Group Holdings Co. Ltd.§	16,943
4,200	Iino Kaiun Kaisha Ltd.§	21,191
500	Inaba Denki Sangyo Co. Ltd.§	9,829
900	Inabata & Co. Ltd.§	14,709
1,300	Infocom Corp.§	19,496
4,200	Infomart Corp.§	11,516
400	Information Services International- Dentsu Ltd.§	11,759
4,712	INFRONEER Holdings, Inc.†,§	33,528
12,600	Inpex Corp.§	135,986
1,100	Intage Holdings, Inc.§	10,353
600	Internet Initiative Japan, Inc.§	21,006
300	IR Japan Holdings Ltd.†,§	4,501
300	Iriso Electronics Co. Ltd.§	7,070
5,000	Isetan Mitsukoshi Holdings Ltd.§	40,564
1,600	Ishihara Sangyo Kaisha Ltd.§	11,806
7,500	Isuzu Motors Ltd.§	82,690
500	Ito En Ltd.§	22,388
9,300	ITOCHU Corp.§	251,517
1,200	Itochu Enex Co. Ltd.§	9,293
700	Itochu Techno-Solutions Corp.§	17,068
3,400	Itoham Yonekyu Holdings, Inc.§	17,289
700	Iwatani Corp.§	26,997
4,100	Iyo Bank Ltd.§	20,134
500	Izumi Co. Ltd.§	11,264
2,300	J Trust Co. Ltd.†,§	7,483
700	J-Oil Mills, Inc.§	8,298
1,600	J. Front Retailing Co. Ltd.§	13,689
1,300	Jaccs Co. Ltd.§	32,166
2,100	JAFCO Group Co. Ltd.§	25,348
1,400	Japan Airlines Co. Ltd.*,§	24,528
500	Japan Airport Terminal Co. Ltd.*,§	19,956

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
1,800	Japan Aviation Electronics Industry Ltd.§	$27,128
1,100	Japan Elevator Service Holdings Co. Ltd.§	11,463
3,600	Japan Exchange Group, Inc.§	51,992
1,500	Japan Lifeline Co. Ltd.§	10,112
1,100	Japan Petroleum Exploration Co. Ltd.§	25,894
12,800	Japan Post Holdings Co. Ltd.§	91,454
1,000	Japan Post Insurance Co. Ltd.§	16,004
600	Japan Pulp & Paper Co. Ltd.§	16,876
3,000	Japan Securities Finance Co. Ltd.†,§	18,873
9,400	Japan Tobacco, Inc.†,§	162,589
1,700	Japan Wool Textile Co. Ltd.§	12,346
600	JCR Pharmaceuticals Co. Ltd.§	10,247
400	JCU Corp.§	9,987
500	Jeol Ltd.§	19,308
7,400	JFE Holdings, Inc.§	77,838
2,700	JGC Holdings Corp.§	35,091
400	JINS Holdings, Inc.§	12,569
600	Joshin Denki Co. Ltd.§	8,602
700	JSR Corp.§	18,180
3,800	JTEKT Corp.§	28,597
800	Juroku Financial Group, Inc.§	13,803
300	Justsystems Corp.†,§	8,440
8,900	JVCKenwood Corp.§	11,590
2,200	K's Holdings Corp.§	21,439
800	Kadokawa Corp.§	17,246
700	Kaga Electronics Co. Ltd.§	15,646
800	Kagome Co. Ltd.§	19,526
3,700	Kajima Corp.§	42,485
1,100	Kakaku.com, Inc.§	18,165
500	Kaken Pharmaceutical Co. Ltd.§	14,065
600	Kameda Seika Co., Ltd.§	21,316
1,000	Kamigumi Co. Ltd.§	19,368
1,300	Kanamoto Co. Ltd.§	18,455
2,200	Kandenko Co. Ltd.§	13,723
600	Kaneka Corp.§	14,782
1,700	Kanematsu Corp.§	16,788
700	Kanematsu Electronics Ltd.§	20,801
4,400	Kansai Electric Power Co., Inc.§	43,594
1,200	Kansai Paint Co. Ltd.§	15,317
3,100	Kao Corp.†,§	125,106
900	Katitas Co. Ltd.§	19,403
400	Kato Sangyo Co. Ltd.§	9,600
Shares		Value (Note 1)
	Japan (Continued)
300	KAWADA TECHNOLOGIES, Inc.§	$7,764
2,100	Kawasaki Heavy Industries Ltd.§	39,431
15,400	KDDI Corp.§	486,973
1,200	Keihan Holdings Co. Ltd.§	29,913
3,100	Keikyu Corp.§	33,992
700	Keio Corp.§	25,067
600	Keisei Electric Railway Co. Ltd.§	16,552
2,500	Keiyo Bank Ltd.§	8,794
900	Kewpie Corp.§	15,222
500	Keyence Corp.§	171,115
500	KFC Holdings Japan Ltd.§	10,479
1,100	KH Neochem Co. Ltd.§	20,185
300	Ki-Star Real Estate Co. Ltd.§	10,402
800	Kikkoman Corp.§	42,490
1,200	Kinden Corp.§	13,865
1,700	Kintetsu Group Holdings Co. Ltd.§	52,897
800	Kintetsu World Express, Inc.§	24,601
2,000	Kirin Holdings Co. Ltd.†,§	31,520
800	Kissei Pharmaceutical Co. Ltd.§	15,658
1,500	Kito Corp.§	29,271
2,600	Kitz Corp.§	12,140
1,600	Kiyo Bank Ltd.§	15,727
300	Kobayashi Pharmaceutical Co. Ltd.§	18,497
1,300	Kobe Bussan Co. Ltd.§	31,823
4,400	Kobe Steel Ltd.§	19,982
500	Koei Tecmo Holdings Co. Ltd.§	16,153
900	Kohnan Shoji Co. Ltd.§	24,289
800	Koito Manufacturing Co. Ltd.§	25,414
1,500	Kokuyo Co. Ltd.§	19,005
6,300	Komatsu Ltd.§	140,244
1,100	KOMEDA Holdings Co. Ltd.§	18,662
1,000	Komeri Co. Ltd.§	19,442
1,400	Komori Corp.§	8,447
700	Konami Holdings Corp.§	38,769
6,900	Konica Minolta, Inc.§	23,049
700	Konishi Co. Ltd.§	7,942
1,200	Konoike Transport Co. Ltd.§	11,232
100	Kose Corp.§	9,105
4,900	Kubota Corp.†,§	73,286
400	Kumagai Gumi Co. Ltd.§	8,113
4,700	Kuraray Co. Ltd.†,§	37,956
400	Kureha Corp.§	28,102
700	Kurita Water Industries Ltd.§	25,461
400	Kusuri No. Aoki Holdings Co. Ltd.†,§	17,108
The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
100	KYB Corp.§	$2,283
1,600	Kyocera Corp.§	85,642
1,500	Kyoei Steel Ltd.§	15,288
1,700	Kyokuto Kaihatsu Kogyo Co. Ltd.§	18,020
500	KYORIN Holdings, Inc.§	6,540
900	Kyowa Kirin Co. Ltd.§	20,245
600	Kyudenko Corp.§	12,141
5,300	Kyushu Electric Power Co., Inc.§	34,064
5,000	Kyushu Financial Group, Inc.§	14,307
1,200	Kyushu Railway Co.§	25,024
500	Lasertec Corp.§	59,036
900	Lawson, Inc.§	29,924
900	Life Corp.§	17,183
1,000	Lintec Corp.§	16,955
1,900	Lion Corp.§	20,959
200	LITALICO, Inc.§	3,152
3,700	Lixil Corp.§	69,341
500	M&A Capital Partners Co. Ltd.*,§	13,154
2,800	M3, Inc.§	80,559
700	Mabuchi Motor Co. Ltd.†,§	18,045
1,300	Macnica Fuji Electronics Holdings, Inc.§	25,083
900	Macromill, Inc.§	5,957
800	Maeda Kosen Co. Ltd.§	17,342
600	Makino Milling Machine Co. Ltd.§	18,655
1,500	Makita Corp.§	37,430
1,800	Mandom Corp.§	21,148
500	Mani, Inc.§	4,865
9,300	Marubeni Corp.§	83,951
800	Marudai Food Co. Ltd.†,§	9,054
700	Maruha Nichiro Corp.§	13,182
1,300	Marui Group Co. Ltd.§	22,775
700	Maruichi Steel Tube Ltd.§	14,805
2,200	Marusan Securities Co. Ltd.†,§	7,924
200	Maruwa Co. Ltd.§	22,692
4,100	Matsui Securities Co. Ltd.§	24,331
1,040	MatsukiyoCocokara & Co.§	42,062
1,700	Maxell Ltd.§	16,523
4,100	Mazda Motor Corp.§	33,575
500	McDonald's Holdings Co. Japan Ltd.†,§	18,203
1,300	MCJ Co. Ltd.§	8,407
9,000	Mebuki Financial Group, Inc.§	17,714
1,600	Medipal Holdings Corp.§	22,577
600	Megachips Corp.§	13,972
Shares		Value (Note 1)
	Japan (Continued)
1,000	Megmilk Snow Brand Co. Ltd.§	$13,374
1,700	Meidensha Corp.§	24,954
1,000	MEIJI Holdings Co. Ltd.§	49,096
900	Meiko Electronics Co. Ltd.§	20,909
1,500	Meitec Corp.§	24,196
400	Menicon Co. Ltd.§	9,193
400	Mercari, Inc.†,*,§	5,741
1,900	Micronics Japan Co. Ltd.§	17,211
600	Milbon Co. Ltd.§	21,087
1,200	Mimasu Semiconductor Industry Co. Ltd.§	18,494
2,200	MINEBEA MITSUMI, Inc.§	37,510
1,600	Mirait Holdings Corp.§	18,847
2,300	MISUMI Group, Inc.§	48,542
19,200	Mitsubishi Chemical Holdings Corp.§	104,094
5,600	Mitsubishi Corp.§	166,518
11,200	Mitsubishi Electric Corp.§	119,881
5,800	Mitsubishi Estate Co. Ltd.§	84,225
3,000	Mitsubishi Gas Chemical Co., Inc.§	43,268
13,800	Mitsubishi HC Capital, Inc.§	63,703
1,300	Mitsubishi Heavy Industries Ltd.§	45,502
900	Mitsubishi Logistics Corp.§	21,540
2,000	Mitsubishi Materials Corp.§	28,584
5,200	Mitsubishi Motors Corp.*,§	17,610
900	Mitsubishi Pencil Co. Ltd.†,§	9,732
63,100	Mitsubishi UFJ Financial Group, Inc.§	337,616
600	Mitsuboshi Belting Ltd.§	12,498
6,600	Mitsui & Co. Ltd.§	145,746
3,000	Mitsui Chemicals, Inc.§	63,963
2,100	Mitsui E&S Holdings Co. Ltd.*,§	5,208
4,700	Mitsui Fudosan Co. Ltd.§	101,139
300	Mitsui High-Tec, Inc.§	18,645
1,200	Mitsui Mining & Smelting Co. Ltd.§	28,008
1,500	Mitsui OSK Lines Ltd.†,§	34,450
800	Mitsui-Soko Holdings Co. Ltd.§	17,003
1,000	Miura Co. Ltd.§	19,791
1,000	Mixi, Inc.§	16,609
700	Miyazaki Bank Ltd.§	10,797
13,390	Mizuho Financial Group, Inc.§	152,261
1,000	Mizuho Leasing Co. Ltd.§	22,896
300	Mochida Pharmaceutical Co. Ltd.§	7,200
400	Modec, Inc.§	3,432
3,300	Monex Group, Inc.†,§	10,282

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
600	Monogatari Corp.§	$25,936
1,600	MonotaRO Co. Ltd.†,§	23,798
400	Morinaga & Co. Ltd.§	12,821
700	Morinaga Milk Industry Co. Ltd.§	25,059
2,100	Morita Holdings Corp.§	20,400
2,500	MS&AD Insurance Group Holdings, Inc.§	76,647
4,100	Murata Manufacturing Co. Ltd.§	222,058
2,000	Musashi Seimitsu Industry Co. Ltd.§	20,527
1,000	Musashino Bank Ltd.§	13,153
1,200	Nabtesco Corp.†,§	28,066
600	Nachi-Fujikoshi Corp.§	15,356
1,500	Nagase & Co. Ltd.§	20,623
2,700	Nagoya Railroad Co. Ltd.§	41,612
1,100	Nakanishi, Inc.§	19,358
1,200	Nankai Electric Railway Co. Ltd.§	23,787
800	Nanto Bank Ltd.§	11,740
2,600	NEC Corp.§	101,078
1,600	NEC Networks & System Integration Corp.§	21,646
1,100	NET One Systems Co. Ltd.§	24,347
1,000	Nexon Co. Ltd.§	20,489
1,100	Nextage Co. Ltd.§	18,954
3,000	NGK Insulators Ltd.§	40,455
2,500	NGK Spark Plug Co. Ltd.§	45,421
1,000	NH Foods Ltd.§	31,301
2,400	NHK Spring Co. Ltd.§	15,813
1,300	Nichi-iko Pharmaceutical Co. Ltd.†,§	3,364
1,200	Nichias Corp.§	19,968
1,400	Nichicon Corp.§	13,004
900	Nichiden Corp.§	12,557
700	Nichiha Corp.§	13,632
1,500	Nichirei Corp.§	26,089
2,700	Nidec Corp.§	166,951
1,600	Nifco, Inc.§	37,364
700	Nihon Kohden Corp.§	14,322
2,000	Nihon M&A Center Holdings, Inc.§	21,304
1,800	Nihon Parkerizing Co. Ltd.§	11,830
900	Nihon Unisys Ltd.§	17,927
1,700	Nikkiso Co. Ltd.†,§	10,056
1,300	Nikkon Holdings Co. Ltd.§	20,624
3,000	Nikon Corp.§	34,729
800	Nintendo Co. Ltd.§	345,754
900	Nippn Corp.§	10,828
Shares		Value (Note 1)
	Japan (Continued)
600	Nippon Carbon Co. Ltd.§	$17,654
600	Nippon Chemi-Con Corp.*,§	7,517
700	Nippon Densetsu Kogyo Co. Ltd.§	9,076
900	Nippon Electric Glass Co. Ltd.†,§	17,143
800	NIPPON EXPRESS HOLDINGS, Inc.§	43,484
1,800	Nippon Gas Co. Ltd.§	25,537
800	Nippon Kayaku Co. Ltd.§	6,450
400	Nippon Koei Co. Ltd.§	9,603
1,520	Nippon Light Metal Holdings Co. Ltd.§	16,747
2,700	Nippon Paint Holdings Co. Ltd.§	20,146
1,200	Nippon Paper Industries Co. Ltd.§	8,511
1,100	Nippon Pillar Packing Co. Ltd.§	22,044
100	Nippon Road Co. Ltd.§	4,682
1,200	Nippon Sanso Holdings Corp.§	19,146
1,200	Nippon Seiki Co. Ltd.§	7,615
5,100	Nippon Sheet Glass Co. Ltd.*,§	14,373
300	Nippon Shinyaku Co. Ltd.§	18,255
400	Nippon Shokubai Co. Ltd.§	15,488
2,600	Nippon Signal Company Ltd.§	18,847
900	Nippon Soda Co. Ltd.§	28,970
11,100	Nippon Steel Corp.§	154,929
500	Nippon Steel Trading Corp.§	18,768
3,600	Nippon Suisan Kaisha Ltd.§	15,210
7,200	Nippon Telegraph & Telephone Corp.§	206,728
530	Nippon Yakin Kogyo Co. Ltd.§	8,259
1,600	Nippon Yusen KK§	109,761
2,200	Nipro Corp.§	17,311
2,000	Nishi-Nippon Financial Holdings, Inc.§	11,063
900	Nishi-Nippon Railroad Co. Ltd.§	19,256
1,000	Nishimatsu Construction Co. Ltd.§	29,972
1,600	Nishimatsuya Chain Co. Ltd.†,§	16,859
700	Nishio Rent All Co. Ltd.§	13,925
800	Nissan Chemical Corp.§	36,897
17,300	Nissan Motor Co. Ltd.§	67,430
3,200	Nissan Shatai Co. Ltd.§	13,548
600	Nissei ASB Machine Co. Ltd.§	15,668
1,100	Nissha Co. Ltd.§	11,937
800	Nisshin Oillio Group Ltd.§	18,489
1,400	Nisshin Seifun Group, Inc.§	16,391
4,400	Nisshinbo Holdings, Inc.§	33,131
400	Nissin Foods Holdings Co. Ltd.§	27,615

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
500	Nitori Holdings Co. Ltd.§	$47,467
900	Nitta Corp.§	18,327
600	Nitto Boseki Co. Ltd.§	10,342
1,200	Nitto Denko Corp.§	77,730
700	Nitto Kogyo Corp.§	12,116
300	Noevir Holdings Co. Ltd.§	12,742
700	NOF Corp.§	25,976
900	Nohmi Bosai Ltd.§	12,250
1,100	Nojima Corp.§	22,846
1,500	NOK Corp.§	12,218
18,800	Nomura Holdings, Inc.§	68,763
1,500	Nomura Real Estate Holdings, Inc.§	36,785
1,500	Nomura Research Institute Ltd.§	39,947
300	Noritake Co. Ltd.§	8,917
700	Noritsu Koki Co. Ltd.§	11,865
7,800	North Pacific Bank Ltd.§	12,826
800	NSD Co. Ltd.§	13,954
2,900	NSK Ltd.§	15,619
10,800	NTN Corp.*,§	20,639
4,900	NTT Data Corp.§	67,283
600	Obara Group, Inc.†,§	12,790
6,000	Obayashi Corp.§	43,586
500	OBIC Business Consultants Co. Ltd.§	17,111
400	Obic Co. Ltd.§	56,625
2,100	Odakyu Electric Railway Co. Ltd.§	28,270
1,100	Ogaki Kyoritsu Bank Ltd.§	13,956
800	Oisix ra daichi, Inc.†,*,§	9,731
13,300	Oji Holdings Corp.§	57,662
1,000	Okamura Corp.§	8,940
4,600	Okasan Securities Group, Inc.§	11,467
1,800	Oki Electric Industry Co. Ltd.§	9,838
500	Okinawa Cellular Telephone Co.§	19,941
1,155	Okinawa Electric Power Co., Inc.§	11,171
500	OKUMA Corp.§	18,740
700	Okumura Corp.§	15,549
8,100	Olympus Corp.§	162,897
1,100	Omron Corp.§	55,939
2,000	Ono Pharmaceutical Co. Ltd.§	51,345
3,700	Onward Holdings Co. Ltd.§	6,932
900	Open House Group Co. Ltd.§	35,847
1,000	Optex Group Co. Ltd.†,§	14,802
200	Oracle Corp.§	11,551
200	Organo Corp.§	12,524
8,100	Orient Corp.§	7,644
Shares		Value (Note 1)
	Japan (Continued)
400	Oriental Land Co. Ltd.§	$55,707
15,400	ORIX Corp.§	258,523
3,400	Osaka Gas Co. Ltd.§	65,301
700	Osaka Organic Chemical Industry Ltd.§	11,426
1,100	OSG Corp.§	12,789
1,300	Otsuka Corp.§	38,403
1,700	Otsuka Holdings Co. Ltd.§	60,399
1,900	Outsourcing, Inc.§	14,515
1,600	Pacific Industrial Co. Ltd.§	12,382
900	Pacific Metals Co. Ltd.§	15,631
300	PALTAC Corp.§	9,294
3,600	Pan Pacific International Holdings Corp.§	57,480
28,200	Panasonic Corp.§	228,126
700	Paramount Bed Holdings Co. Ltd.§	11,367
1,500	Park24 Co. Ltd.§	20,770
700	Pasona Group, Inc.§	9,711
3,900	Penta-Ocean Construction Co. Ltd.§	21,113
2,000	PeptiDream, Inc.*,§	20,989
1,300	Persol Holdings Co. Ltd.§	23,662
1,100	Pigeon Corp.†,§	15,099
500	Pilot Corp.§	17,830
1,100	Piolax, Inc.§	16,168
900	Pola Orbis Holdings, Inc.†,§	11,095
2,500	Press Kogyo Co. Ltd.§	7,358
600	Pressance Corp.§	6,682
2,100	Prestige International, Inc.§	10,473
1,100	Prima Meat Packers Ltd.§	18,468
600	Procrea Holdings, Inc.§	8,599
1,000	Proto Corp.§	7,507
1,300	Qol Holdings Co. Ltd.§	13,531
900	Raito Kogyo Co. Ltd.§	12,317
1,700	Rakus Co. Ltd.§	20,081
7,900	Rakuten Group, Inc.†,§	35,671
9,100	Recruit Holdings Co. Ltd.§	268,353
1,200	Relia, Inc.§	9,471
900	Relo Group, Inc.§	14,525
9,100	Renesas Electronics Corp.*,§	82,099
2,800	Rengo Co. Ltd.§	15,164
500	RENOVA, Inc.†,*,§	9,012
10,600	Resona Holdings, Inc.§	39,712
1,100	Resorttrust, Inc.§	17,970
5,100	Ricoh Co. Ltd.§	39,672
400	Ricoh Leasing Co. Ltd.§	10,308

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
800	Riken Keiki Co. Ltd.§	$21,213
400	Rinnai Corp.§	27,529
4,000	Riso Kyoiku Co. Ltd.§	9,410
400	Rohm Co. Ltd.§	27,701
1,400	Rohto Pharmaceutical Co. Ltd.§	40,473
300	Roland Corp.†,§	8,926
400	Roland DG Corp.§	9,502
300	Rorze Corp.§	18,555
1,200	Round One Corp.§	13,515
500	Ryobi Ltd.§	3,821
3,700	Ryohin Keikaku Co. Ltd.§	37,752
200	Ryosan Co. Ltd.§	3,233
600	S Foods, Inc.§	13,782
1,600	S-Pool, Inc.§	13,270
1,300	Sakata INX Corp.†,§	8,763
2,700	Sala Corp.§	14,034
1,800	SAMTY Co. Ltd.§	26,759
300	San-A Co. Ltd.§	9,068
2,100	San-Ai Oil Co. Ltd.§	14,912
3,000	San-In Godo Bank Ltd.§	14,468
1,200	Sangetsu Corp.§	13,786
600	Sanken Electric Co. Ltd.§	20,857
1,300	Sanki Engineering Co. Ltd.§	14,722
600	Sankyo Co. Ltd.§	18,141
500	Sankyu, Inc.§	14,385
3,600	Santen Pharmaceutical Co. Ltd.§	28,250
2,300	Sanwa Holdings Corp.§	22,057
500	Sanyo Chemical Industries Ltd.§	17,533
300	Sanyo Denki Co. Ltd.§	11,552
900	Sanyo Special Steel Co. Ltd.§	13,029
1,200	Sapporo Holdings Ltd.§	26,630
900	Sato Holdings Corp.§	12,388
400	Sawai Group Holdings Co. Ltd.§	12,137
2,800	SBI Holdings, Inc.§	54,834
500	SBS Holdings, Inc.§	10,048
300	SCREEN Holdings Co. Ltd.§	20,119
600	SCSK Corp.§	10,103
800	Secom Co. Ltd.§	49,452
2,100	Sega Sammy Holdings, Inc.§	33,732
3,000	Seibu Holdings, Inc.§	31,597
1,000	Seikagaku Corp.§	6,017
4,500	Seiko Epson Corp.§	63,725
700	Seiko Holdings Corp.§	14,963
1,600	Seino Holdings Co. Ltd.§	12,815
1,400	Seiren Co. Ltd.§	20,852
Shares		Value (Note 1)
	Japan (Continued)
2,900	Sekisui Chemical Co. Ltd.§	$39,726
5,000	Sekisui House Ltd.§	87,508
900	Sekisui Jushi Corp.§	11,191
1,600	Senko Group Holdings Co. Ltd.§	10,359
8,500	Senshu Ikeda Holdings, Inc.§	12,516
600	Seria Co. Ltd.§	10,685
5,800	Seven & i Holdings Co. Ltd.§	224,834
7,000	Seven Bank Ltd.§	13,364
2,400	SG Holdings Co. Ltd.§	40,520
4,900	Sharp Corp.§	37,924
600	Shibuya Corp.§	10,368
200	SHIFT, Inc.*,§	25,794
1,000	Shiga Bank Ltd.§	20,388
900	Shikoku Chemicals Corp.§	8,238
1,700	Shikoku Electric Power Co., Inc.§	9,913
900	Shima Seiki Manufacturing Ltd.§	13,870
1,000	Shimadzu Corp.§	31,651
200	Shimamura Co. Ltd.§	17,557
500	Shimano, Inc.§	84,579
3,500	Shimizu Corp.§	19,360
1,800	Shin-Etsu Chemical Co. Ltd.§	203,201
2,000	Shin-Etsu Polymer Co. Ltd.§	17,427
600	Shinko Electric Industries Co. Ltd.§	15,360
1,700	Shinmaywa Industries Ltd.§	13,540
1,300	Shinsei Bank Ltd.§	19,584
600	Shionogi & Co. Ltd.§	30,331
1,200	Ship Healthcare Holdings, Inc.§	21,357
1,600	Shiseido Co. Ltd.†,§	64,283
4,800	Shizuoka Bank Ltd.§	28,841
2,800	Shizuoka Gas Co. Ltd.†,§	18,768
300	SHO-BOND Holdings Co. Ltd.§	13,206
300	Shoei Co. Ltd.§	11,753
3,000	Showa Denko KK§	51,043
1,000	Siix Corp.§	7,016
1,100	Sinfonia Technology Co. Ltd.§	10,856
3,900	SKY Perfect JSAT Holdings, Inc.§	15,528
2,600	Skylark Holdings Co. Ltd.†,§,*	30,460
300	SMC Corp.§	133,871
1,300	SMS Co. Ltd.§	25,659
2,700	Sodick Co. Ltd.§	16,212
14,000	SoftBank Corp.§	155,386
19,000	SoftBank Group Corp.§	734,280
1,100	Sohgo Security Services Co. Ltd.§	30,585
1,560	Sojitz Corp.§	22,170
900	Solasto Corp.§	4,839

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
3,900	Sompo Holdings, Inc.§	$172,059
8,800	Sony Group Corp.§	719,170
800	Sotetsu Holdings, Inc.§	13,846
1,000	Square Enix Holdings Co. Ltd.§	44,324
2,100	Stanley Electric Co. Ltd.§	34,528
1,600	Star Micronics Co. Ltd.§	19,152
800	Starts Corp., Inc.§	16,444
4,800	Subaru Corp.§	85,391
800	Sugi Holdings Co. Ltd.§	35,066
2,700	SUMCO Corp.§	34,743
400	Sumitomo Bakelite Co. Ltd.§	11,998
18,100	Sumitomo Chemical Co. Ltd.§	70,658
6,800	Sumitomo Corp.§	93,004
2,000	Sumitomo Dainippon Pharma Co. Ltd.†,§	16,090
7,000	Sumitomo Electric Industries Ltd.§	77,416
2,300	Sumitomo Forestry Co. Ltd.§	32,627
1,700	Sumitomo Heavy Industries Ltd.§	37,555
1,100	Sumitomo Metal Mining Co. Ltd.§	34,472
3,600	Sumitomo Mitsui Construction Co. Ltd.§	12,263
5,600	Sumitomo Mitsui Financial Group, Inc.§	166,314
1,800	Sumitomo Mitsui Financial Group, Inc., ADR†	10,620
1,900	Sumitomo Mitsui Trust Holdings, Inc.§	58,540
900	Sumitomo Osaka Cement Co. Ltd.§	22,332
2,400	Sumitomo Realty & Development Co. Ltd.§	63,434
3,700	Sumitomo Rubber Industries Ltd.†,§	31,633
400	Sumitomo Seika Chemicals Co. Ltd.§	8,518
900	Sumitomo Warehouse Co. Ltd.§	13,289
2,600	Sun Frontier Fudousan Co. Ltd.§	21,435
700	Sundrug Co. Ltd.§	15,685
1,100	Suntory Beverage & Food Ltd.§	41,608
6,300	Suruga Bank Ltd.§	17,066
400	Suzuken Co. Ltd.§	11,300
2,200	Suzuki Motor Corp.§	69,218
1,300	Sysmex Corp.§	78,330
6,800	Systena Corp.§	19,767
800	T Hasegawa Co. Ltd.§	16,281
2,400	T&D Holdings, Inc.§	28,684
700	Tachi-S Co. Ltd.§	5,654
Shares		Value (Note 1)
	Japan (Continued)
2,200	Tadano Ltd.§	$14,494
1,800	Taiheiyo Cement Corp.§	26,800
1,300	Taisei Corp.§	40,505
600	Taisho Pharmaceutical Holdings Co. Ltd.§	23,713
600	Taiyo Holdings Co. Ltd.§	12,602
1,100	Taiyo Yuden Co. Ltd.§	37,428
600	Takara Bio, Inc.§	8,514
2,500	Takara Holdings, Inc.§	18,531
2,100	Takara Standard Co. Ltd.§	19,355
900	Takasago Thermal Engineering Co. Ltd.§	10,693
1,600	Takashimaya Co. Ltd.§	15,694
18,700	Takeda Pharmaceutical Co. Ltd.§	525,518
1,200	Takeuchi Manufacturing Co. Ltd.§	20,546
700	Takuma Co. Ltd.§	6,857
2,100	Tamura Corp.§	8,694
5,600	TDK Corp.§	173,187
1,300	TechMatrix Corp.§	16,108
1,000	TechnoPro Holdings, Inc.†,§	20,052
4,200	Teijin Ltd.§	43,764
400	Tekken Corp.§	5,291
2,400	Terumo Corp.§	72,372
1,300	THK Co. Ltd.§	24,437
2,200	TIS, Inc.§	57,687
200	TKC Corp.§	4,834
3,100	Toagosei Co. Ltd.†,§	23,072
1,500	Tobu Railway Co. Ltd.§	34,301
2,200	Tocalo Co. Ltd.§	20,015
3,500	Toda Corp.§	18,586
600	Toho Co. Ltd.§	21,704
1,300	Toho Gas Co. Ltd.§	31,353
1,500	Toho Holdings Co. Ltd.§	23,160
1,400	Toho Titanium Co. Ltd.§	22,810
3,300	Tohoku Electric Power Co., Inc.§	17,693
3,600	Tokai Carbon Co. Ltd.†,§	27,468
1,000	Tokai Corp.§	12,276
1,300	TOKAI Holdings Corp.§	8,501
1,300	Tokai Rika Co. Ltd.§	14,194
4,800	Tokai Tokyo Financial Holdings, Inc.§	13,095
200	Token Corp.§	11,373
3,800	Tokio Marine Holdings, Inc.§	221,443
1,100	Tokuyama Corp.§	14,004
700	Tokyo Century Corp.§	23,185

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
10,300	Tokyo Electric Power Co. Holdings, Inc.*,§	$43,057
1,100	Tokyo Electron Ltd.§	356,799
2,400	Tokyo Gas Co. Ltd.§	49,655
1,400	Tokyo Kiraboshi Financial Group, Inc.§	23,347
500	Tokyo Ohka Kogyo Co. Ltd.§	24,495
800	Tokyo Seimitsu Co. Ltd.§	26,144
2,000	Tokyo Steel Manufacturing Co. Ltd.§	22,009
2,700	Tokyo Tatemono Co. Ltd.†,§	37,216
400	Tokyotokeiba Co. Ltd.†,§	11,579
1,700	Tokyu Construction Co. Ltd.§	8,012
3,000	Tokyu Corp.§	35,355
9,700	Tokyu Fudosan Holdings Corp.§	51,090
5,300	TOMONY Holdings, Inc.§	12,195
1,900	Tomy Co. Ltd.§	19,099
1,500	Topcon Corp.§	19,571
1,500	TOPPAN, Inc.§	25,079
1,100	Topre Corp.§	8,073
500	Topy Industries Ltd.§	5,030
14,600	Toray Industries, Inc.§	81,970
1,100	Toridoll Holdings Corp.†,§	18,707
1,300	Tosei Corp.§	12,080
2,500	Toshiba Corp.§	101,679
500	Toshiba TEC Corp.§	16,009
3,600	Tosoh Corp.§	44,742
1,300	TOTO Ltd.§	42,974
1,700	Towa Corp.§	21,628
900	Towa Pharmaceutical Co. Ltd.§	16,280
3,100	Toyo Construction Co. Ltd.§	20,249
200	Toyo Gosei Co. Ltd.†,§	12,137
500	Toyo Ink SC Holdings Co. Ltd.†,§	7,013
1,000	Toyo Seikan Group Holdings Ltd.§	10,466
800	Toyo Suisan Kaisha Ltd.§	31,206
1,100	Toyo Tanso Co. Ltd.§	22,927
1,700	Toyo Tire Corp.†,§	21,247
2,500	Toyobo Co. Ltd.§	18,476
1,600	Toyoda Gosei Co. Ltd.§	25,291
700	Toyota Industries Corp.§	43,390
75,800	Toyota Motor Corp.§	1,167,373
2,800	Toyota Tsusho Corp.§	91,525
600	TPR Co. Ltd.§	5,319
1,200	Trend Micro, Inc.§	58,411
800	Tri Chemical Laboratories, Inc.§	12,842
Shares		Value (Note 1)
	Japan (Continued)
1,100	Trusco Nakayama Corp.§	$13,925
1,600	TS Tech Co. Ltd.§	16,603
600	Tsubakimoto Chain Co.§	13,440
1,900	Tsugami Corp.§	15,817
700	Tsumura & Co.§	15,718
500	Tsuruha Holdings, Inc.§	27,145
700	TV Asahi Holdings Corp.§	7,630
1,000	UACJ Corp.§	15,232
2,000	Ube Industries Ltd.§	29,749
200	Uchida Yoko Co. Ltd.§	7,404
500	Ulvac, Inc.§	16,866
2,200	Unicharm Corp.†,§	73,657
800	Unipres Corp.§	4,727
1,100	United Super Markets Holdings, Inc.§	8,653
500	Universal Entertainment Corp.*,§	5,358
2,000	Ushio, Inc.§	24,763
1,300	USS Co. Ltd.§	22,472
600	UT Group Co. Ltd.§	9,894
400	V Technology Co. Ltd.§	8,240
1,200	Valor Holdings Co. Ltd.§	16,151
1,000	Valqua Ltd.§	18,874
1,400	Vital KSK Holdings, Inc.§	7,144
3,800	VT Holdings Co. Ltd.§	13,505
800	Wacoal Holdings Corp.§	12,651
3,000	Wacom Co. Ltd.§	18,595
800	Welcia Holdings Co. Ltd.§	16,029
500	West Holdings Corp.§	13,460
1,200	West Japan Railway Co.§	44,172
300	Workman Co. Ltd.†,§	11,730
1,000	Xebio Holdings Co. Ltd.§	6,817
900	Yakult Honsha Co. Ltd.§	51,957
9,500	Yamada Holdings Co. Ltd.§	34,320
2,100	Yamaguchi Financial Group, Inc.§	11,519
900	Yamaha Corp.§	37,045
4,200	Yamaha Motor Co. Ltd.†,§	77,022
1,300	Yamaichi Electronics Co. Ltd.§	16,214
2,800	Yamato Holdings Co. Ltd.§	44,749
900	Yamato Kogyo Co. Ltd.§	29,713
2,100	Yamazaki Baking Co. Ltd.§	25,650
400	Yaoko Co. Ltd.§	17,925
1,800	Yaskawa Electric Corp.§	58,053
1,200	Yellow Hat Ltd.§	15,201
600	Yokogawa Bridge Holdings Corp.§	8,642
2,000	Yokogawa Electric Corp.§	32,813

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
2,100	Yokohama Rubber Co. Ltd.†,§	$28,323
2,500	Yokorei Co. Ltd.§	16,220
1,100	Yoshinoya Holdings Co. Ltd.†,§	20,228
10,500	Z Holdings Corp.§	30,719
700	Zenkoku Hosho Co. Ltd.§	21,939
900	Zensho Holdings Co. Ltd.§	21,604
2,300	Zeon Corp.§	22,296
1,900	ZOZO, Inc.§	34,276
		31,866,739
	Netherlands—2.1%
1,275	Aalberts NV§	50,131
4,575	ABN AMRO Bank NV, CVA#,§	51,435
50	Adyen NV*,§,#	73,501
14,340	Aegon NV§	62,502
1,266	Akzo Nobel NV§	83,643
95	Alfen Beheer BV*,§,#	8,832
580	AMG Advanced Metallurgical Group NV§	15,114
576	Amsterdam Commodities NV§	13,647
898	APERAM SA†,§	25,133
1,367	Arcadis NV§	46,300
5,174	ArcelorMittal SA§	117,484
1,406	ArcelorMittal SA, Registered†	31,776
316	ASM International NV§	79,802
2,066	ASML Holding NV§	997,109
290	ASML Holding NV, Registered	138,005
2,865	ASR Nederland NV§	116,484
894	Basic-Fit NV*,§,#	34,073
881	BE Semiconductor Industries NV§	42,422
1,770	Boskalis Westminster§	59,377
1,849	Coca-Cola European Partners PLC§	94,914
988	Corbion NV§	30,027
691	Flow Traders§,#	19,780
2,215	Fugro NV*,§	27,968
1,718	Heineken NV§	157,337
561	IMCD NV§	77,507
16,312	ING Groep NV§	161,889
2,027	Intertrust NV*,§,#	40,657
1,082	JDE Peet's NV†,§	30,889
11,907	Koninklijke Ahold Delhaize NV§	310,317
7,677	Koninklijke BAM Groep NV*,§	18,289
967	Koninklijke DSM NV§	139,691
43,637	Koninklijke KPN NV§	155,658
3,491	Koninklijke Philips NV§	75,746
Shares		Value (Note 1)
	Netherlands (Continued)
782	Koninklijke Philips NV, ADR	$16,836
899	Koninklijke Vopak NV§	22,790
198	Nedap NV§	12,408
1,654	NN Group NV§	75,649
1,110	OCI NV§	36,602
4,749	Ordina NV§	23,705
12,893	PostNL NV†,§	39,346
3,255	Prosus NV*,§	215,117
1,606	Randstad NV†,§	78,320
3,497	SBM Offshore NV§	47,559
2,048	Signify NV§,#	68,488
839	Sligro Food Group NV*,§	15,908
506	TKH Group NV§	19,142
1,381	TomTom NV*,§	10,225
5,887	Universal Music Group NV§	118,942
388	Van Lanschot Kempen NV§	9,052
2,325	Wolters Kluwer NV§	226,180
		4,423,708
	New Zealand—0.3%
5,589	a2 Milk Co. Ltd.†,*,§	17,142
45,960	Air New Zealand Ltd.*,§	16,358
11,612	Arvida Group Ltd.§	10,732
8,303	Auckland International Airport Ltd.*,§	37,186
7,155	Chorus Ltd.§	32,211
5,950	Contact Energy Ltd.§	27,026
1,171	EBOS Group Ltd.§	28,488
2,488	Fisher & Paykel Healthcare Corp. Ltd.§	30,995
8,253	Fletcher Building Ltd.§	25,974
3,759	Freightways Ltd.§	21,460
4,735	Genesis Energy Ltd.§	7,836
12,231	Heartland Group Holdings Ltd.†,§	14,512
7,492	Infratil Ltd.§	35,898
7,008	KMD Brands Ltd.†,§	4,808
647	Mainfreight Ltd.§	28,208
5,888	Meridian Energy Ltd.§	17,185
11,908	Oceania Healthcare Ltd.§	6,916
1,991	Port of Tauranga Ltd.§	7,726
8,615	Pushpay Holdings Ltd.†,*,§	6,794
684	Restaurant Brands New Zealand Ltd.†,§	4,620
1,854	Ryman Healthcare Ltd.†,§	10,292
2,832	Skellerup Holdings Ltd.§	9,349

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	New Zealand (Continued)
7,231	SKY Network Television Ltd.*,§	$10,614
18,375	SKYCITY Entertainment Group Ltd.§	33,400
15,590	Spark New Zealand Ltd.§	46,730
4,081	Summerset Group Holdings Ltd.§	24,436
7,097	Vector Ltd.§	18,519
		535,415
	Norway—0.7%
21,108	ABG Sundal Collier Holding ASA§	12,640
785	Adevinta ASA*,§	5,714
511	AF Gruppen ASA†,§	8,188
204	Aker asa, Class A§	15,708
751	Aker BP ASA†,§	25,951
4,348	Aker Solutions ASA§	11,751
593	Atea ASA§,*	6,178
629	Atlantic Sapphire ASA†,*,§	1,231
2,299	Austevoll Seafood ASA§	26,987
11,411	B2Holding ASA§	8,759
438	Bakkafrost P/F§	28,091
480	Bonheur ASA§	17,456
1,580	Borregaard ASA§	25,827
1,141	BW Energy Ltd.*,§	2,976
3,354	BW LPG Ltd.§,#	24,905
5,362	BW Offshore Ltd.§	14,518
968	Crayon Group Holding ASA*,§,#	12,377
4,966	DNB Bank ASA§	89,374
12,792	DNO ASA§	17,644
6,672	Elkem ASA#,*,§	21,377
745	Entra ASA#,§	9,408
10,289	Equinor ASA§	357,907
4,440	Europris ASA§,#	20,791
1,329	FLEX LNG Ltd.†,§	36,964
1,736	Frontline Ltd.†,*,§	15,438
1,401	Gjensidige Forsikring ASA§	28,453
2,309	Golden Ocean Group Ltd.§	27,003
768	Grieg Seafood ASA§	10,948
2,715	Hexagon Composites ASA*,§	7,454
391	Kongsberg Gruppen ASA§	14,068
2,342	Leroy Seafood Group ASA§	16,678
1,287	Lundin Energy AB§	36,308
1,353	Lundin Energy AB†,§	54,382
2,364	Mowi ASA§	53,934
6,935	MPC Container Ships ASA§	13,790
Shares		Value (Note 1)
	Norway (Continued)
14,484	NEL ASA†,*,§	$17,815
864	Nordic Semiconductor ASA*,§	13,552
7,637	Norsk Hydro ASA§	43,052
5,186	Odfjell Drilling Ltd.*,§	12,155
864	Odfjell Technology Ltd.*,§	1,791
4,229	Orkla ASA§	33,850
10,139	PGS ASA†,*,§	6,889
1,686	Protector Forsikring ASA§	17,563
397	Salmar ASA§	28,010
1,104	Scatec ASA#,§	9,531
614	Schibsted ASA, Class A§	11,020
404	Schibsted ASA, Class B§	6,628
1,199	SpareBank 1 SR-Bank ASA§	13,025
580	Stolt-Nielsen Ltd.§	12,314
3,149	Storebrand ASA§	22,533
2,103	Subsea 7 SA§	16,923
4,815	Telenor ASA§	64,141
1,294	TGS ASA§	18,281
1,776	TOMRA Systems ASA§	33,076
1,273	Veidekke ASA§	11,579
2,083	Wallenius Wilhelmsen ASA§	11,282
1,669	Yara International ASA§	70,042
		1,556,230
	Portugal—0.2%
3,185	Altri SGPS SA§	21,279
136,257	Banco Comercial Portugues SA, Class R†,§	23,809
976	Corticeira Amorim SGPS SA§	10,801
2,841	CTT-Correios de Portugal SA§	9,296
1,808	EDP Renovaveis SA§	42,721
18,638	Energias de Portugal SA§	87,108
6,892	Galp Energia SGPS SA†,§	80,788
98	Greenvolt-Energias Renovaveis SA§	512
669	Greenvolt-Energias Renovaveis SA*,§	5,153
1,861	Jeronimo Martins SGPS SA†,§	40,450
5,953	Navigator Co. SA§	23,942
3,482	NOS SGPS SA§	14,001
10,709	Redes Energeticas Nacionais SGPS SA§	32,288
20,529	Sonae SGPS SA§	25,277
		417,425

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Singapore—0.7%
4,200	AEM Holdings Ltd.§	$12,543
23,500	Ascendas India Trust§	19,807
6,200	Capitaland Investment Ltd.§	17,072
540	CDL Hospitality Trusts§	494
3,400	City Developments Ltd.§	19,963
23,400	ComfortDelGro Corp. Ltd.§	23,602
3,900	Dairy Farm International Holdings Ltd.§	11,437
11,522	DBS Group Holdings Ltd.§	246,622
18,300	First Resources Ltd.§	21,490
35,400	Genting Singapore Ltd.§	18,375
132,400	Golden Agri-Resources Ltd.§	23,858
800	Great Eastern Holdings Ltd.§	11,289
11,200	GuocoLand Ltd.§	12,751
2,600	Haw Par Corp. Ltd.§	20,573
3,200	Hong Leong Finance Ltd.†,§	5,575
10,300	Hongkong Land Holdings Ltd.§	51,794
71,500	Hutchison Port Holdings Trust§	16,823
1,900	iFAST Corp. Ltd.†,§	5,670
1,800	Jardine Cycle & Carriage Ltd.§	36,680
9,600	Keppel Corp. Ltd.§	44,883
57,577	Keppel Infrastructure Trust§	23,629
12,300	Nanofilm Technologies International Ltd.§	20,653
14,800	NetLink NBN Trust§	10,335
8,300	Olam Group Ltd.§	9,092
21,139	Oversea-Chinese Banking Corp. Ltd.§	173,576
25,200	Raffles Medical Group Ltd.§	20,331
10,600	SATS Ltd.*,§	29,790
10,100	Sembcorp Industries Ltd.§	20,737
299,400	Sembcorp Marine Ltd.*,§	23,364
19,200	Sheng Siong Group Ltd.§	21,009
9,299	Singapore Airlines Ltd.†,*,§	34,185
5,400	Singapore Exchange Ltd.§	36,811
32,900	Singapore Post Ltd.§	15,405
8,200	Singapore Technologies Engineering Ltd.§	24,127
12,200	Singapore Telecommunications Ltd.§	22,234
25,884	SPH REIT§	17,422
22,000	StarHub Ltd.§	19,490
4,400	Straits Trading Co. Ltd.§	9,062
9,500	UMS Holdings Ltd.§	7,578
8,100	United Overseas Bank Ltd.§	153,350
6,300	UOL Group Ltd.§	33,398
Shares		Value (Note 1)
	Singapore (Continued)
1,800	Venture Corp. Ltd.§	$21,578
23,900	Wilmar International Ltd.§	69,540
15,000	Wing Tai Holdings Ltd.§	18,797
29,500	Yangzijiang Financial Holding Ltd.*	8,706
29,500	Yangzijiang Shipbuilding Holdings Ltd.§	19,769
		1,485,269
	Spain—1.5%
375	Acciona SA†,§	69,297
2,154	Acerinox SA†,§	20,873
3,401	ACS Actividades de Construccion y Servicios SA†,§	82,509
203	Aena SME SA*,§,#	25,818
1,165	Almirall SA§	12,985
2,212	Amadeus IT Group SA*,§	124,280
4,833	Applus Services SA§	33,452
54,257	Banco Bilbao Vizcaya Argentaria SA§	246,255
13,416	Banco Bilbao Vizcaya Argentaria SA, ADR	60,640
71,163	Banco de Sabadell SA§	57,433
116,729	Banco Santander SA§	329,170
5,075	Bankinter SA§	31,693
25,179	CaixaBank SA§	87,622
1,448	Cellnex Telecom SA§,#,*	56,409
796	Cia de Distribucion Integral Logista Holdings SA§	15,571
861	CIE Automotive SA†,§	21,394
318	Construcciones y Auxiliar de Ferrocarriles SA§	9,368
1,692	Ebro Foods SA†,§	28,559
3,891	Enagas SA†,§	85,947
2,253	Endesa SA†,§	42,515
4,660	Ercros SA§	18,373
4,201	Faes Farma SA§	17,093
2,569	Ferrovial SA§	65,511
598	Fluidra SA†,§	12,136
1,318	Fomento de Construcciones y Contratas SA§	13,025
3,465	Gestamp Automocion SA†,#,§	12,107
4,339	Global Dominion Access SA§,#	18,876
1,891	Grifols SA†,*,§	35,769
364	Grupo Catalana Occidente SA§	11,357
34,758	Iberdrola SA§	360,677
The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Spain (Continued)
2,164	Indra Sistemas SA†,*,§	$20,646
6,499	Industria de Diseno Textil SA§	147,186
147	Laboratorios Farmaceuticos Rovi SA§	9,055
5,075	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros†,§	6,695
7,728	Mapfre SA†,§	13,633
1,581	Mediaset Espana Comunicacion SA*,§	6,500
4,190	Melia Hotels International SA*,§	26,624
875	Naturgy Energy Group SA†,§	25,204
145	Pharma Mar SA†,§	10,235
2,459	Prosegur Cia de Seguridad SA§	4,341
3,850	Red Electrica Corp. SA†,§	72,892
17,197	Repsol SA†,§	253,223
10,796	Sacyr SA§	25,976
1,856	Solaria Energia y Medio Ambiente SA*,§	39,396
71,885	Telefonica SA†,§	366,382
3,839	Tubacex SA*,§	9,399
15,835	Unicaja Banco SA§,#	15,647
179	Vidrala SA§	12,981
582	Viscofan SA§	32,106
		3,104,835
	Sweden—1.9%
984	AAK AB§	16,062
1,552	AcadeMedia AB§,#	6,917
1,327	AddLife AB, Class B§	19,951
3,120	AddNode Group AB, Class B§	25,450
2,288	AddTech AB, Class B§	29,874
1,023	AFRY AB§	14,052
1,372	Alfa Laval AB§	33,110
933	Alimak Group AB§,#	7,061
510	Alligo AB, Class A§	4,937
556	Annehem Fastigheter AB, Class B*,§	1,220
3,735	Arjo AB, Class B§	23,634
3,136	Assa Abloy AB, Class B§	67,110
19,852	Atlas Copco AB, Class A§	185,765
9,748	Atlas Copco AB, Class B§	81,644
810	Atrium Ljungberg AB, Class B§	10,609
3,696	Attendo AB*,§,#	7,979
1,217	Avanza Bank Holding AB†,§	20,447
1,245	Axfood AB†,§	35,815
1,079	Beijer Alma AB§	17,774
Shares		Value (Note 1)
	Sweden (Continued)
2,679	Beijer Ref AB§	$36,673
808	Bergman & Beving AB§	8,465
2,259	Betsson AB, Class B*,§	13,659
1,218	Bilia AB, Class A§	17,549
1,635	BillerudKorsnas AB§	19,194
1,495	BioGaia AB, Class B§	15,121
981	Biotage AB§	17,385
3,089	Boliden AB*,§	98,254
1,253	Bonava AB, Class B§	3,636
1,482	Bravida Holding AB§,#	12,909
670	Bufab AB§	17,374
1,399	Bure Equity AB§	27,956
1,751	Castellum AB†,§	22,517
447	Catena AB§	16,231
660	Cellavision AB§	21,874
1,045	Cibus Nordic Real Estate AB§	16,136
855	Clas Ohlson AB, Class B§	8,840
7,868	Cloetta AB, Class B§	16,129
1,370	Coor Service Management Holding AB§,#	10,752
14,402	Corem Property Group AB, Class B§	16,169
2,643	Dios Fastigheter AB§	18,373
2,657	Dometic Group AB§,#	15,608
2,823	Dustin Group AB†,#,§	16,167
2,954	Electrolux AB, Class B§	39,788
3,376	Electrolux Professional AB, Class B§	18,160
4,884	Elekta AB, Class B†,§	33,739
4,082	Epiroc AB, Class A§	63,097
3,047	Epiroc AB, Class B§	41,210
689	Essity AB, Class A§	17,954
3,160	Essity AB, Class B§	82,504
492	Evolution AB§,#	44,796
1,567	Fabege AB§	14,806
2,158	Fagerhult AB§	9,587
6,378	Fastighets AB Balder, Class B*,§	30,584
79	Fenix Outdoor International AG§	6,817
703	GARO AB§	8,954
1,600	Getinge AB, Class B§	37,005
1,494	Granges AB§	11,167
6,778	Hennes & Mauritz AB, Class B†,§	81,035
4,452	Hexagon AB, Class B†,§	46,293
1,400	Hexatronic Group AB†,§	10,445
3,325	Hexpol AB§	28,326
366	HMS Networks AB§	15,631

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Sweden (Continued)
3,175	Hoist Finance AB†,#,*,§	$8,629
833	Holmen AB, Class B§	33,818
690	Hufvudstaden AB, Class A§	7,626
4,148	Husqvarna AB, Class B§	30,525
1,347	Indutrade AB§	24,598
1,465	Instalco AB§	6,063
1,262	International Petroleum Corp.*,§	12,272
631	Intrum AB§	12,048
2,675	Inwido AB§	29,508
1,080	JM AB§	17,891
1,855	Kindred Group PLC§	15,429
512	KNOW IT AB§	14,300
3,488	Lagercrantz Group AB, Class B†,§	28,267
1,140	Lifco AB, Class B§	18,330
1,567	Lindab International AB§	22,740
981	Loomis AB§	23,983
1,353	Lundin Energy AB†,§	922
487	Medicover AB, Class B§	6,347
2,179	Mekonomen AB§	23,450
2,979	Millicom International Cellular SA, SDR†,*,§	42,531
302	MIPS AB§	13,196
1,742	Modern Times Group MTG AB†,§	14,001
510	Momentum Group Komponenter & Tjanster AB*,§	2,991
1,828	Munters Group AB#,§	10,558
1,021	Mycronic AB§	14,372
2,840	NCAB Group AB§	14,349
1,536	NCC AB, Class B§	15,460
648	New Wave Group AB, Class B§	8,628
4,635	Nibe Industrier AB, Class B§	34,844
3,170	Nobia AB†,§	8,498
3,940	Nolato AB, Class B§	21,198
700	Nordic Entertainment Group AB, Class B*,§	14,374
1,234	Nordic Waterproofing Holding AB†,§	16,929
1,467	Nordnet AB publ§	19,196
474	Note AB*,§	8,971
1,681	Nyfosa AB†,§	12,578
1,014	OEM International AB, Class B*,§	6,484
609	Pandox AB*,§	6,834
2,782	Peab AB, Class B§	16,276
1,578	Platzer Fastigheter Holding AB, Class B§	10,219
Shares		Value (Note 1)
	Sweden (Continued)
4,394	Ratos AB, Class B§	$18,713
5,625	Resurs Holding AB§,#	11,165
528	Saab AB, Class B§	21,824
1,598	Sagax AB, Class B§	29,512
6,434	Samhallsbyggnadsbolaget i Norden AB†,§	10,726
8,967	Sandvik AB§	145,572
2,495	Scandi Standard AB§,*	8,903
2,471	Scandic Hotels Group AB†,#,*,§	9,546
1,030	Sectra AB, Class B*,§	13,857
4,432	Securitas AB, Class B§	38,479
1,240	Sinch AB†,#,*,§	4,021
7,990	Skandinaviska Enskilda Banken AB, Class A§	78,511
3,737	Skanska AB, Class B§	57,343
426	SKF AB, Class A§	7,375
5,005	SKF AB, Class B§	73,739
1,180	SkiStar AB§	15,997
562	Solid Forsakring AB*,§	2,193
4,349	SSAB AB, Class A§	18,976
7,778	SSAB AB, Class B§	32,218
9,462	Stillfront Group AB*,§	20,905
3,850	Svenska Cellulosa AB SCA, Class B§	57,561
6,847	Svenska Handelsbanken AB, Class A§	58,564
1,170	Sweco AB, Class B§	12,166
4,970	Swedbank AB, Class A§	62,880
7,357	Swedish Match AB§	75,124
987	Swedish Orphan Biovitrum AB*,§	21,361
5,725	Tele2 AB, Class B§	65,230
1,292	Telefonaktiebolaget LM Ericsson, Class A§	10,518
27,705	Telefonaktiebolaget LM Ericsson, Class B§	206,781
30,061	Telia Co. AB§	115,175
1,057	Thule Group AB†,#,§	25,998
2,299	Trelleborg AB, Class B§	46,376
353	Troax Group AB§	6,112
227	Vitec Software Group AB, Class B§	9,845
2,450	Volvo AB, Class A§	39,465
17,868	Volvo AB, Class B§	276,965
1,622	Wallenstam AB, Class B§	7,096
2,008	Wihlborgs Fastigheter AB§	14,055
		4,098,360

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Switzerland—5.7%
24,088	ABB Ltd., Registered§	$643,777
2,407	Adecco Group AG, Registered§,*	81,877
2,917	Alcon, Inc.§	203,765
309	Allreal Holding AG, Registered§	51,261
137	ALSO Holding AG, Registered*,§	27,047
5,154	ams-OSRAM AG*,§	46,491
47	APG SGA SA§	8,666
1,914	Arbonia AG§	25,605
14,351	Aryzta AG*,§	15,957
590	Ascom Holding AG, Registered§	4,155
119	Autoneum Holding AG†,§	11,287
190	Bachem Holding AG, Registered Class B§	13,206
605	Baloise Holding AG, Registered§	99,309
243	Banque Cantonale Vaudoise, Registered§	19,075
55	Barry Callebaut AG, Registered§	123,181
124	Belimo Holding AG, Registered§	43,693
35	Bell Food Group AG, Registered§	9,261
276	Bellevue Group AG§	9,353
76	Berner Kantonalbank AG, Registered§	17,199
301	BKW AG§	31,457
157	Bobst Group SA, Registered§	10,107
127	Bossard Holding AG, Registered Class A§	24,605
147	Bucher Industries AG, Registered§	51,441
50	Burckhardt Compression Holding AG§	20,978
137	Burkhalter Holding AG§	10,796
40	Bystronic AG§	29,088
262	Calida Holding AG, Registered§	11,186
456	Cembra Money Bank AG§	32,754
1	Chocoladefabriken Lindt & Spruengli AG, Registered§	104,850
3,260	Cie Financiere Richemont SA, Registered§	347,177
3,504	Clariant AG, Registered*,§	66,810
205	Coltene Holding AG, Registered*,§	17,678
49	Comet Holding AG, Registered§	7,733
8,760	Credit Suisse Group AG, ADR*	49,669
5,213	Credit Suisse Group AG, Registered§,*	29,683
93	Daetwyler Holding AG§	19,229
514	DKSH Holding AG§	42,455
Shares		Value (Note 1)
	Switzerland (Continued)
66	dormakaba Holding AG§	$28,818
1,576	Dufry AG, Registered*,§	51,051
1,608	EFG International AG*,§	11,834
36	Emmi AG, Registered§	35,067
41	EMS-Chemie Holding AG, Registered§	30,545
399	Flughafen Zurich AG, Registered*,§	60,363
20	Forbo Holding AG, Registered§	26,659
1,069	Galenica AG§,#	82,118
5,107	GAM Holding AG†,*,§	4,228
266	Geberit AG, Registered§	127,940
1,442	Georg Fischer AG, Registered§	71,034
63	Givaudan SA, Registered§	222,655
566	Helvetia Holding AG, Registered§	66,282
136	Hiag Immobilien Holding AG§	11,967
3,415	Holcim Ltd.*,§	146,274
298	Huber & Suhner AG§	23,788
547	Implenia AG, Registered†,*,§	12,520
109	Ina Invest Holding AG*,§	2,171
36	Inficon Holding AG, Registered§	28,386
8	Interroll Holding AG, Registered§	17,948
16	Intershop Holding AG§	10,344
2,363	Julius Baer Group Ltd.§	109,171
80	Jungfraubahn Holding AG, Registered*,§	10,723
223	Kardex Holding AG, Registered§	37,101
90	Komax Holding AG, Registered§	22,083
500	Kuehne & Nagel International AG, Registered§	118,377
580	Landis & Gyr Group AG†,*,§	30,429
8	LEM Holding SA, Registered§	15,292
167	Liechtensteinische Landesbank AG†,§	9,187
765	Logitech International SA, Registered†,§	39,827
1,841	Logitech International SA, Registered†	95,842
259	Lonza Group AG, Registered§	138,105
63	Luzerner Kantonalbank AG, Registered§	27,392
103	Medacta Group SA§,#	9,834
636	Medmix AG§,#	14,099
2	Metall Zug AG, Registered Class B§	4,003
1,480	Mobilezone Holding AG, Registered§	25,830

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Switzerland (Continued)
165	Mobimo Holding AG, Registered§	$40,119
14,638	Nestle SA, Registered§	1,717,347
6,177	Novartis AG, ADR	522,142
12,302	Novartis AG, Registered§	1,040,649
3,319	OC Oerlikon Corp. AG, Registered§	23,127
136	Orior AG§	11,371
124	Partners Group Holding AG§	111,861
699	PSP Swiss Property AG, Registered§	77,764
78	Rieter Holding AG, Registered§	9,008
4,932	Roche Holding AG§	1,646,438
158	Roche Holding AG§	61,005
324	Schindler Holding AG, Registered§	58,305
25	Schweiter Technologies AG§	23,741
108	Sensirion Holding AG*,§,#	10,961
423	SFS Group AG§	42,777
54	SGS SA, Registered§	123,697
73	Siegfried Holding AG, Registered*,§	46,686
4,202	SIG Combibloc Group AG*,§	92,586
910	Sika AG, Registered§	209,933
373	Softwareone Holding AG†,*,§	4,475
428	Sonova Holding AG, Registered§	136,306
88	St. Galler Kantonalbank AG, Registered§	40,475
520	Straumann Holding AG, Registered§	62,552
497	Sulzer AG, Registered§	30,917
300	Swatch Group AG§	71,187
853	Swatch Group AG, Registered§	37,901
253	Swiss Life Holding AG, Registered§	123,347
967	Swiss Prime Site AG, Registered§	84,867
1,686	Swiss Re AG§	130,749
379	Swisscom AG, Registered§	209,787
247	Swissquote Group Holding SA, Registered§	25,106
108	Tecan Group AG, Registered§	31,588
634	Temenos AG, Registered§	54,110
276	u-blox Holding AG*,§	27,891
13,089	UBS Group AG, Registered§	211,285
335	Valiant Holding AG, Registered§	29,461
94	Valora Holding AG, Registered§	16,264
228	VAT Group AG§,#	54,446
23	Vaudoise Assurances Holding SA§	9,782
400	Vetropack Holding AG, Registered§	16,551
545	Vifor Pharma AG*,§	94,485
706	Vontobel Holding AG, Registered§	49,632
77	VP Bank AG, Class A§	7,259
Shares		Value (Note 1)
	Switzerland (Continued)
142	VZ Holding AG§	$10,294
6	Warteck Invest AG, Registered§	13,708
59	Ypsomed Holding AG, Registered§	8,012
104	Zehnder Group AG, Registered§	6,192
2	Zuger Kantonalbank AG§	15,003
828	Zurich Insurance Group AG§	360,390
		11,984,687
	United Kingdom—9.4%
9,351	3i Group PLC§	126,329
217	4imprint Group PLC§	6,131
2,172	888 Holdings PLC†,§	4,458
30,679	abrdn PLC†,§	59,775
2,010	Admiral Group PLC§	54,937
1,488	AG Barr PLC§	9,396
13,183	Airtel Africa PLC§,#	21,711
2,092	AJ Bell PLC†,§	6,840
12,432	Alliance Pharma PLC§	17,271
14,555	Anglo American PLC§	519,685
5,917	Anglo Pacific Group PLC§	10,433
4,073	Antofagasta PLC†,§	57,273
4,535	Ascential PLC†,*,§	14,325
3,433	Ashmore Group PLC†,§	9,273
3,862	Ashtead Group PLC§	162,013
355	ASOS PLC†,*,§	3,649
3,379	Associated British Foods PLC†,§	65,321
5,135	AstraZeneca PLC§	673,105
6,994	Auto Trader Group PLC§,#	47,295
669	AVEVA Group PLC†,§	18,281
20,017	Aviva PLC*,§	97,793
835	Avon Protection PLC†,§	10,050
11,755	B&M European Value Retail SA†,§	52,667
7,505	Babcock International Group PLC*,§	28,333
26,412	BAE Systems PLC§	267,135
9,792	Balfour Beatty PLC§	30,315
617	Bank of Georgia Group PLC§	9,809
116,474	Barclays PLC§	218,057
10,368	Barratt Developments PLC§	57,793
7,152	Beazley PLC§	43,773
2,110	Bellway PLC§	55,172
1,267	Berkeley Group Holdings PLC*,§	57,488
4,891	Biffa PLC§,#	22,332
1,176	Bodycote PLC†,§	7,541
8,370	boohoo Group PLC†,*,§	5,657

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
163,993	BP PLC§	$772,389
785	BP PLC, ADR	22,255
9,231	Breedon Group PLC§	6,398
8,187	Brewin Dolphin Holdings PLC§	51,014
9,634	British American Tobacco PLC§	412,889
1,270	British American Tobacco PLC, ADR	54,496
4,032	Britvic PLC†,§	39,839
115,071	BT Group PLC§	261,119
3,172	Bunzl PLC§	105,043
2,743	Burberry Group PLC§	54,874
3,634	Burford Capital Ltd.§	35,612
1,708	Bytes Technology Group PLC†,§	8,700
4,589	C&C Group PLC*,§	10,296
40,000	Capita PLC†,*,§	12,396
11,065	Capricorn Energy PLC†,*,§	29,429
7,460	Card Factory PLC*,§	4,194
510	Carnival PLC†,*,§	3,942
756	Cazoo Group Ltd.*	544
21,596	Centamin PLC§	20,559
6,675	Central Asia Metals PLC§	18,005
102,113	Centrica PLC*,§	100,061
2,609	Chesnara PLC§	8,912
577	Clarkson PLC†,§	21,143
2,800	Close Brothers Group PLC†,§	34,951
3,114	CMC Markets PLC†,#,§	10,393
33,791	Coats Group PLC§	25,612
1,369	Coca-Cola HBC AG§	30,397
10,451	Compass Group PLC§	213,962
865	Computacenter PLC§	24,730
4,173	ContourGlobal PLC§,#	12,783
16,130	ConvaTec Group PLC§,#	44,279
3,254	Countryside Partnerships PLC#,*,§	9,835
637	Cranswick PLC§	23,871
4,845	Crest Nicholson Holdings PLC§	14,366
826	Croda International PLC§	65,139
21,706	Currys PLC†,§	17,995
914	CVS Group PLC§	18,427
829	DCC PLC§	51,800
2,945	De La Rue PLC†,*,§	2,804
498	Dechra Pharmaceuticals PLC†,§	20,974
5,029	Devro PLC§	11,228
6,669	DFS Furniture PLC§	12,761
12,494	Diageo PLC§	539,014
1,370	Diploma PLC§	37,159
16,489	Direct Line Insurance Group PLC†,§	50,540
Shares		Value (Note 1)
	United Kingdom (Continued)
1,383	DiscoverIE Group PLC§	$10,438
3,416	Domino's Pizza Group PLC§	11,613
7,636	Drax Group PLC§	59,812
22,825	DS Smith PLC§	77,139
1,117	Dunelm Group PLC†,§	11,164
2,569	easyJet PLC*,§	11,485
6,804	Electrocomponents PLC§	72,037
13,055	Elementis PLC*,§	15,727
1,355	EMIS Group PLC§	30,768
886	Energean PLC*,§	11,877
74,403	EnQuest PLC†,*,§	21,251
2,921	Entain PLC*,§	44,324
7,801	Esken Ltd.*,§	893
5,759	Essentra PLC§	17,422
1,262	Euromoney Institutional Investor PLC§	20,660
3,432	Evraz PLC§	—
6,412	Experian PLC§	187,968
1,729	FDM Group Holdings PLC§	17,959
1,779	Ferguson PLC§	199,197
5,122	Ferrexpo PLC§	8,134
454	Fevertree Drinks PLC§	6,795
11,197	Firstgroup PLC†,§	17,372
3,491	Frasers Group PLC†,*,§	28,522
2,026	Fresnillo PLC†,§	18,909
620	Future PLC†,§	13,119
2,798	Galliford Try Holdings PLC§	5,791
445	Games Workshop Group PLC§	36,211
1,706	Gamma Communications PLC§	22,326
2,857	Genuit Group PLC†,§	13,390
33,498	GlaxoSmithKline PLC§	720,288
100,979	Glencore PLC*,§	547,192
1,404	Go-Ahead Group PLC*,§	27,198
2,026	Grafton Group PLC§	19,170
6,739	Grainger PLC†,§	23,079
6,489	Greencore Group PLC*,§	7,845
1,534	Greggs PLC§	33,987
9,789	Gulf Keystone Petroleum Ltd.§	30,983
4,549	Gym Group PLC*,§,#	10,531
6,271	Halfords Group PLC§	10,972
1,955	Halma PLC§	48,194
4,078	Harbour Energy PLC§	18,074
2,284	Hargreaves Lansdown PLC†,§	21,927
21,097	Hays PLC§	28,940
1,995	Headlam Group PLC§	7,217

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
3,050	Helical PLC§	$13,897
7,460	Helios Towers PLC†,*,§	10,981
1,984	Hikma Pharmaceuticals PLC§	39,067
2,154	Hill & Smith Holdings PLC§	30,365
2,081	Hilton Food Group PLC§	25,883
3,163	Hiscox Ltd.†,§	36,303
5,513	Hochschild Mining PLC§	6,476
3,986	Hollywood Bowl Group PLC§	10,097
4,547	HomeServe PLC§	64,860
7,520	Howden Joinery Group PLC†,§	55,522
61,234	HSBC Holdings PLC§	399,481
6,698	HSBC Holdings PLC, ADR†	218,824
3,532	Hunting PLC§	9,284
4,879	Ibstock PLC†,#,§	9,836
7,006	IG Group Holdings PLC§	59,148
4,126	IMI PLC§	58,920
910	Impax Asset Management Group PLC†,§	6,714
12,148	Imperial Brands PLC§	271,520
6,366	Inchcape PLC§	53,959
14,920	Indivior PLC*,§	56,193
6,450	Informa PLC*,§	41,567
3,740	IntegraFin Holdings PLC§	10,235
917	InterContinental Hotels Group PLC§	48,617
390	InterContinental Hotels Group PLC, ADR†	21,080
2,732	Intermediate Capital Group PLC§	43,598
10,061	International Consolidated Airlines Group SA†,*,§	13,199
4,161	International Personal Finance PLC§	3,876
1,064	Intertek Group PLC§	54,522
8,515	Investec PLC§	46,523
3,042	iomart Group PLC§	6,423
35,770	IP Group PLC†,§	30,497
21,591	IQE PLC*,§	9,035
38,511	ITV PLC§	30,626
9,541	IWG PLC*,§	21,756
22,063	J. Sainsbury PLC†,§	54,806
2,074	J.D. Wetherspoon PLC†,*,§	15,755
1,083	James Fisher & Sons PLC*,§	3,839
3,618	James Halstead PLC†,§	8,970
27,745	JD Sports Fashion PLC*,§	39,021
1,084	JET2 PLC*,§	11,968
1,637	John Menzies PLC*,§	11,901
10,403	John Wood Group PLC*,§	19,756
2,647	Johnson Matthey PLC†,§	62,121
Shares		Value (Note 1)
	United Kingdom (Continued)
7,194	Johnson Service Group PLC*,§	$8,727
897	JTC PLC†,#,§	6,446
8,912	Jupiter Fund Management PLC†,§	16,085
239	Just Eat Takeaway.com NV#,*,§	3,822
349	Just Eat Takeaway.com NV*,§,#	5,490
30,973	Just Group PLC§	26,903
1,680	Kainos Group PLC§	22,936
1,556	Keller Group PLC§	13,786
11,122	Kier Group PLC*,§	9,196
24,636	Kingfisher PLC†,§	73,271
4,919	Lancashire Holdings Ltd.§	24,171
39,847	Legal & General Group PLC§	116,317
796	Liontrust Asset Management PLC†,§	8,847
399,205	Lloyds Banking Group PLC§	205,915
10,613	Lloyds Banking Group PLC, ADR	21,651
1,161	London Stock Exchange Group PLC§	107,926
31,096	M&G PLC§	73,700
20,939	Man Group PLC§	63,737
35,161	Marks & Spencer Group PLC*,§	58,329
1,885	Marshalls PLC§	10,276
18,395	Marston's PLC*,§	11,531
3,805	Mears Group PLC§	8,785
8,277	Mediclinic International PLC*,§	46,300
7,048	Meggitt PLC*,§	67,696
31,313	Melrose Industries PLC§	57,176
3,713	Micro Focus International PLC§	12,648
8,089	Mitchells & Butlers PLC*,§	18,145
24,076	Mitie Group PLC§	16,432
150	MJ Gleeson PLC§	941
4,163	Mondi PLC§	73,849
5,751	Moneysupermarket.com Group PLC§	12,189
3,811	Moonpig Group PLC*,§	10,467
7,506	Morgan Advanced Materials PLC§	25,146
1,378	Morgan Sindall Group PLC§	30,593
765	Mortgage Advice Bureau Holdings Ltd.§	8,394
10,029	National Express Group PLC†,*,§	23,745
3,907	National Grid PLC§	50,069
2,823	National Grid PLC, ADR	182,620
8,261	NatWest Group PLC§	21,976
8,127	NatWest Group PLC, ADR†	44,292
5,311	NCC Group PLC†,§	12,108

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
731	Next Fifteen Communications Group PLC†,§	$8,009
900	Next PLC§	64,259
5,427	Ninety One PLC§	13,066
537	NMC Health PLC*,§	—
1,743	Ocado Group PLC*,§	16,577
4,680	On the Beach Group PLC†,#,*,§	8,113
6,516	OSB Group PLC§	38,501
1,080	Oxford Instruments PLC§	25,984
5,545	Pagegroup PLC†,§	26,995
40,396	Pan African Resources PLC§	10,208
5,714	Paragon Banking Group PLC§	34,056
1,213	PayPoint PLC§	8,290
8,238	Pearson PLC§	75,245
1,805	Pearson PLC, ADR†	16,642
41,805	Pendragon PLC*,§	10,729
3,518	Pennon Group PLC†,§	40,928
4,122	Persimmon PLC§	93,569
4,723	Petrofac Ltd.†,*,§	6,445
6,396	Pets at Home Group PLC§	24,049
5,331	Phoenix Group Holdings PLC§	38,347
11,392	Photo-Me International PLC§	10,651
8,181	Playtech PLC*,§	53,930
1,545	Plus500 Ltd.§	31,468
1,124	Polar Capital Holdings PLC†,§	6,982
14,328	Premier Foods PLC§	19,727
6,783	Provident Financial PLC§	16,482
9,625	Prudential PLC§	119,725
520	Prudential PLC, ADR†	13,057
7,065	QinetiQ Group PLC§	31,657
19,168	Quilter PLC†,#,*,§	24,143
956	Rathbone Brothers PLC§	22,605
3,205	Reach PLC§	3,914
3,595	Reckitt Benckiser Group PLC†,§	270,024
6,125	Redde Northgate PLC§	25,151
3,865	Redrow PLC§	23,032
10,683	RELX PLC§	288,483
1,210	RELX PLC, ADR†	32,597
2,776	Renew Holdings PLC§	21,636
1,514	Renewi PLC*,§	13,325
428	Renishaw PLC†,§	18,591
11,676	Rentokil Initial PLC§	67,485
17,999	Restaurant Group PLC*,§	9,865
787	RHI Magnesita NV§	19,081
1,162	Ricardo PLC§	5,114
Shares		Value (Note 1)
	United Kingdom (Continued)
8,346	Rightmove PLC§	$57,752
13,779	Rio Tinto PLC§	823,916
60,172	Rolls-Royce Holdings PLC†,*,§	60,853
9,205	Rotork PLC§	26,980
17,273	Royal Mail PLC§	57,105
159	RPS Group PLC§	200
3,036	Sabre Insurance Group PLC†,#,§	7,596
948	Saga PLC*,§	2,057
6,139	Sage Group PLC§	47,480
2,515	Savills PLC†,§	31,008
1,233	Schroders PLC†,§	40,149
316	Schroders PLC§	8,667
5,266	Senior PLC*,§	7,421
13,964	Serco Group PLC§	29,625
4,307	Serica Energy PLC§	14,943
11,630	Severfield PLC§	8,820
2,120	Severn Trent PLC§	70,202
41,803	Shell PLC§	1,090,870
4,678	Shell PLC, ADR	244,613
9,302	SIG PLC*,§	3,358
11,912	Sirius Real Estate Ltd.†,§	12,938
998	Smart Metering Systems PLC§	9,950
4,652	Smith & Nephew PLC§	65,040
650	Smith & Nephew PLC, ADR	18,148
2,936	Smiths Group PLC§	50,068
1,667	Softcat PLC§	26,728
1,032	Spectris PLC†,§	34,324
12,936	Speedy Hire PLC§	6,827
525	Spirax-Sarco Engineering PLC§	63,188
7,170	Spire Healthcare Group PLC†,#,*,§	20,522
10,386	Spirent Communications PLC§	31,434
10,550	SSE PLC§	208,574
7,895	SSP Group PLC*,§	22,385
3,870	St. James's Place PLC§	52,013
18,943	Standard Chartered PLC§	142,827
4,177	SThree PLC†,§	18,128
8,653	Synthomer PLC§	23,719
5,495	Tate & Lyle PLC§	50,130
44,971	Taylor Wimpey PLC§	63,926
510	TBC Bank Group PLC§	7,850
978	Telecom Plus PLC§	23,432
51,448	Tesco PLC§	160,021
5,954	TI Fluid Systems PLC†,#,§	10,954
16,738	TP ICAP Group PLC§	22,893
3,712	Travis Perkins PLC†,§	44,065

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
1,235	Treatt PLC§	$11,418
2,958	TT Electronics PLC§	6,347
10,899	TUI AG*,§	17,601
42,736	Tullow Oil PLC†,*,§	24,410
4,191	Tyman PLC§	12,174
1,424	Ultra Electronics Holdings PLC§	60,186
6,614	Unilever PLC§	301,031
9,584	Unilever PLC§	436,330
4,946	United Utilities Group PLC§	61,435
5,245	Vesuvius PLC§	19,426
20,342	Virgin Money U.K. PLC§	32,405
5,666	Vistry Group PLC§	57,643
386	Vitec Group PLC§	6,168
353,188	Vodafone Group PLC§	544,843
6,400	Volution Group PLC§	26,258
2,625	Watches of Switzerland Group PLC†,#,*,§	24,606
5,138	Watkin Jones PLC§	13,765
2,590	Weir Group PLC†,§	42,977
1,764	WH Smith PLC†,*,§	30,213
1,648	Whitbread PLC†,§	49,788
Shares		Value (Note 1)
	United Kingdom (Continued)
5,006	Wickes Group PLC§	$10,109
995	Wincanton PLC§	4,202
10,996	WPP PLC§	110,501
510	XP Power Ltd.†,§	17,695
589	Young & Co's Brewery PLC, Class A§	8,144
		19,848,210
	United States—0.0%
21	GXO Logistics, Inc.*	916
265	Jackson Financial, Inc., Class A	7,089
		8,005
	TOTAL COMMON STOCKS (Cost $145,922,251)	145,129,419
	AFFILIATED INVESTMENT COMPANY—30.2%
	United States—30.2%
3,034,564	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $62,111,513)	63,877,565
		Expiration Date
	RIGHTS—0.0%
	Austria—0.0%
1,233	Immofinanz AG†,§	03/03/2023	0
	Italy—0.0%
108	Saipem SpA†	07/11/2022	142
	Portugal—0.0%
669	Greenvolt-Energias Renovaveis SA§	07/04/2022	178
	TOTAL RIGHTS (Cost $19,301)		320
	PREFERRED STOCKS—0.4%
	Germany—0.4%
739	Bayerische Motoren Werke AG, 8.61%§		52,353
387	Draegerwerk AG & Co. KGaA, 0.38%§		20,190
1,083	FUCHS PETROLUB SE, 3.88%§		30,189
887	Henkel AG & Co. KGaA, 3.15%§		54,639
949	Jungheinrich AG, 3.28%§		20,672
917	Porsche Automobil Holding SE, 4.04%§		60,658
162	Sartorius AG, 0.37%§		56,588
252	Sixt SE, 6.24%§		15,775
173	STO SE & Co. KGaA, 3.63%§		25,284

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares			Value (Note 1)
	Germany (Continued)
2,797	Volkswagen AG, 5.95%§		$373,497
			709,845
	Italy—0.0%
1,392	Danieli & C Officine Meccaniche SpA, 1.42%§		19,601
29,205	Telecom Italia SpA, 0.0%§,*		7,299
			26,900
	TOTAL PREFERRED STOCK (Cost $1,012,055)		736,745
		7-Day Yield
	SHORT-TERM INVESTMENTS—2.1%
4,518,162	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost$4,518,162)††	1.580%	4,518,162
	TOTAL INVESTMENTS, AT VALUE—101.3% (Cost $213,583,282)		214,262,211
	Liabilities in Excess of Other Assets—(1.3)%		(2,697,045)
	NET ASSETS—100.0%		$211,565,166

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

§  Fair valued security—Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of June 30, 2022, the total value of the fair valued securities was $125,737,147.

†  Denotes all or a portion of security on loan. As of June 30, 2022, the market value of the securities on loan was $10,789,328 (Note 1).

*  Non-income producing security

#  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at June 30, 2022, amounts to approximately $2,583,643, and represents 1.22% of net assets.

‡‡  Affiliated issuer. Assets with a total aggregate market value of $63,877,565, or 30.2% of net assets, were affiliated with the Fund as of June 30, 2022 (Note 2).

††  Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $7,234,168.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

At June 30, 2022, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	30.2%
Banks	6.1%
Oil, Gas and Consumable Fuels	5.0%
Pharmaceuticals	4.7%
Metals and Mining	3.7%
Insurance	3.0%
Chemicals	2.4%
Machinery	2.3%
Food Products	2.0%
Automobiles	1.8%
Capital Markets	1.8%
Diversified Telecommunication Services	1.6%
Textiles, Apparel and Luxury Goods	1.6%
Food and Staples Retailing	1.4%
Real Estate Management and Development	1.4%
Semiconductors and Semiconductor Equipment	1.3%
Trading Companies and Distributors	1.2%
IT Services	1.2%
Electric Utilities	1.1%
Professional Services	1.1%
Wireless Telecommunication Services	1.1%
Beverages	1.0%
Construction and Engineering	1.0%
Electrical Equipment	1.0%
Electronic Equipment, Instruments & Components	1.0%
Health Care Equipment and Supplies	1.0%
Household Durables	1.0%
Auto Components	0.9%
Hotels, Restaurants & Leisure	0.9%
Specialty Retail	0.9%
Road and Rail	0.9%
Auto Components	0.8%
Building Products	0.8%
Commercial Services & Supplies	0.7%
Personal Products	0.7%
Software	0.7%
Industrial Conglomerates	0.6%
Media	0.6%
Multi-Utilities	0.6%
Health Care Providers and Services	0.5%
Tobacco	0.5%
Air Freight and Logistics	0.4%

The accompanying notes are an integral part of these financial statements.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Summary of Industry Classifications	Percentage of Net Assets
Biotechnology	0.4%
Construction Materials	0.4%
Diversified Financial Services	0.4%
Entertainment	0.4%
Independent Power and Renewable Electricity Producers	0.4%
Multiline Retail	0.4%
Paper and Forest Products	0.4%
Containers and Packaging	0.3%
Gas Utilities	0.3%
Household Products	0.3%
Life Sciences Tools and Services	0.3%
Marine	0.3%
Technology Hardware, Storage & Peripherals	0.3%
Transportation Infrastructure	0.3%
Communications Equipment	0.2%
Energy Equipment and Services	0.2%
Interactive Media & Services	0.2%
Internet and Catalog Retail	0.2%
Leisure Equipment and Products	0.2%
Airlines	0.1%
Consumer Finance	0.1%
Distributors	0.1%
Diversified Consumer Services	0.1%
Equity Real Estate Investment Trusts (REITs)	0.1%
Health Care Technology	0.1%
Thrifts and Mortgage Finance	0.1%
Water Utilities	0.1%
Short-Term Investments	2.1%
Total	101.3%

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Shares		Value (Note 1)
	COMMON STOCKS—92.5%
	Air Freight and Logistics—1.6%
17,650	United Parcel Service, Inc., Class B	$3,221,831
	Beverages—5.0%
162,750	Keurig Dr. Pepper, Inc.	5,759,723
47,200	Monster Beverage Corp.*	4,375,440
		10,135,163
	Biotechnology—2.9%
59,700	Neurocrine Biosciences, Inc.*	5,819,556
	Capital Markets—5.0%
161,700	Charles Schwab Corp.	10,216,206
	Chemicals—3.0%
21,500	Linde PLC	6,181,895
	Health Care Equipment and Supplies—3.6%
196,600	Boston Scientific Corp.*	7,327,282
	Health Care Providers and Services—4.7%
18,625	UnitedHealth Group, Inc.	9,566,359
	Insurance—3.9%
21,650	Aon PLC, Class A	5,838,572
11,000	Willis Towers Watson PLC	2,171,290
		8,009,862
	Interactive Media & Services—13.6%
9,020	Alphabet, Inc., Class A*	19,656,925
51,100	Meta Platforms, Inc., Class A*	8,239,875
		27,896,800
Shares		Value (Note 1)
	Internet and Catalog Retail—5.1%
99,100	Amazon.com, Inc.*	$10,525,411
	IT Services—21.4%
10,100	Accenture PLC, Class A	2,804,265
24,050	Automatic Data Processing, Inc.	5,051,462
6,700	EPAM Systems, Inc.*	1,975,026
51,000	Fiserv, Inc.*	4,537,470
31,050	FleetCor Technologies, Inc.*	6,523,915
52,650	Global Payments, Inc.	5,825,196
21,200	Mastercard, Inc., Class A	6,688,176
46,100	PayPal Holdings, Inc.*	3,219,624
37,000	Visa, Inc., Class A	7,284,930
		43,910,064
	Pharmaceuticals—2.5%
77,900	AstraZeneca PLC, ADR	5,146,853
	Semiconductors and Semiconductor Equipment—2.4%
3,400	ASML Holding NV, Registered	1,617,992
22,150	NVIDIA Corp.	3,357,719
		4,975,711
	Software—16.3%
15,050	Adobe, Inc.*	5,509,203
11,300	Intuit, Inc.	4,355,472
91,650	Microsoft Corp.	23,538,469
		33,403,144
	Specialty Retail—1.5%
4,900	O'Reilly Automotive, Inc.*	3,095,624
	TOTAL COMMON STOCKS (Cost $148,297,815)	189,431,761
TOTAL INVESTMENTS, AT VALUE—92.5% (Cost $148,297,815)	189,431,761
Other Assets in Excess of Liabilities—7.5%	15,406,002
NET ASSETS—100.0%	$204,837,763

Notes to the Schedule of Investments:

*  Non-income producing security.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

At June 30, 2022, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	40.2%
Health Care	13.6%
Communication Services	13.6%
Financials	8.9%
Consumer Discretionary	6.6%
Consumer Staples	5.0%
Materials	3.0%
Industrials	1.6%
Total	92.5%

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Shares		Value (Note 1)
	COMMON STOCKS—98.3%
	Aerospace & Defense—0.8%
48,022	Kratos Defense & Security Solutions, Inc.*	$666,545
63,836	Triumph Group, Inc.*	848,381
		1,514,926
	Airlines—2.1%
30,341	Alaska Air Group, Inc.*	1,215,157
110,530	Azul SA, ADR†,*	784,763
174,968	Controladora Vuela Cia de Aviacion SAB de CV, ADR*	1,796,921
		3,796,841
	Auto Components—3.5%
37,958	BorgWarner, Inc.	1,266,658
162,237	Dana, Inc.	2,282,675
91,807	Modine Manufacturing Co.*	966,728
99,220	Stoneridge, Inc.*	1,701,623
		6,217,684
	Banks—6.2%
101,045	Bancorp, Inc.*	1,972,398
19,396	BankUnited, Inc.	689,916
166,853	First BanCorp	2,154,072
18,595	Pinnacle Financial Partners, Inc.	1,344,605
24,557	Popular, Inc.	1,889,170
7,675	Signature Bank	1,375,437
20,788	Wintrust Financial Corp.	1,666,158
		11,091,756
	Biotechnology—2.9%
31,377	ACADIA Pharmaceuticals, Inc.*	442,102
14,827	BioMarin Pharmaceutical, Inc.*	1,228,714
20,193	Exact Sciences Corp.*	795,402
10,910	Incyte Corp.*	828,833
37,683	Iovance Biotherapeutics, Inc.*	416,020
90,571	Karyopharm Therapeutics, Inc.†,*	408,475
4,524	United Therapeutics Corp.*	1,066,035
		5,185,581
	Building Products—3.8%
65,771	Builders FirstSource, Inc.*	3,531,903
89,562	Caesarstone Ltd.	817,701
11,788	Masonite International Corp.*	905,672
29,843	Trex Co., Inc.*	1,624,056
		6,879,332
Shares		Value (Note 1)
	Capital Markets—4.2%
32,205	Carlyle Group, Inc.	$1,019,610
9,967	Evercore Inc., Class A	933,011
18,261	LPL Financial Holdings, Inc.	3,368,789
19,078	Raymond James Financial, Inc.	1,705,764
22,241	TPG, Inc.	531,783
		7,558,957
	Chemicals—3.1%
11,814	Albemarle Corp.	2,468,890
18,236	FMC Corp.	1,951,434
46,188	Livent Corp.*	1,048,006
		5,468,330
	Commercial Services & Supplies—0.8%
110,603	Interface, Inc.	1,386,962
	Construction and Engineering—4.7%
30,285	AECOM	1,975,188
42,668	Granite Construction, Inc.	1,243,346
30,951	MasTec, Inc.*	2,217,949
17,560	Quanta Services, Inc.	2,200,970
80,239	Tutor Perini Corp.*	704,498
		8,341,951
	Construction Materials—2.1%
18,661	Eagle Materials, Inc.	2,051,590
74,903	Summit Materials, Inc., Class A*	1,744,491
		3,796,081
	Consumer Finance—0.5%
38,197	Green Dot Corp., Class A*	959,127
	Containers and Packaging—0.8%
30,896	Graphic Packaging Holding Co.	633,368
84,808	Pactiv Evergreen, Inc.	844,688
		1,478,056
	Diversified Consumer Services—1.9%
103,861	2U, Inc.*	1,087,425
17,351	Adtalem Global Education, Inc.*	624,115
147,536	Perdoceo Education Corp.*	1,737,974
		3,449,514

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Diversified Telecommunication Services—0.9%
110,129	Radius Global Infrastructure, Inc., Class A*	$1,680,568
	Electrical Equipment—2.1%
178,929	Array Technologies, Inc.*	1,970,008
11,690	EnerSys	689,243
38,432	Shoals Technologies Group, Inc. Class A*	633,359
51,971	Vertiv Holdings Co.	427,202
		3,719,812
	Electronic Equipment, Instruments & Components—3.9%
6,706	Belden, Inc.	357,229
11,958	Fabrinet*	969,794
108,165	Flex Ltd.*	1,565,147
34,279	II-VI, Inc.†,*	1,746,515
41,528	Jabil, Inc.	2,126,649
89,926	Ouster, Inc.†,*	145,680
		6,911,014
	Equity Real Estate Investment Trusts (REITs)—2.0%
9,528	Agree Realty Corp.	687,255
32,882	Corporate Office Properties Trust	861,179
34,291	NETSTREIT Corp.	647,071
62,644	SITE Centers Corp.	843,815
17,364	STAG Industrial, Inc.	536,200
		3,575,520
	Health Care Equipment and Supplies—6.6%
2,434	ABIOMED, Inc.*	602,439
45,031	AngioDynamics, Inc.*	871,350
7,611	Cooper Cos., Inc.	2,383,156
15,931	Hologic, Inc.*	1,104,018
12,580	Insulet Corp.*	2,741,685
9,436	Merit Medical Systems, Inc.*	512,092
14,694	Novocure Ltd.*	1,021,233
20,178	NuVasive, Inc.*	991,951
9,336	Tandem Diabetes Care, Inc.*	552,598
50,302	Varex Imaging Corp.*	1,075,960
		11,856,482
Shares		Value (Note 1)
	Health Care Providers and Services—1.2%
12,655	Acadia Healthcare Co., Inc.*	$855,858
4,468	Molina Healthcare, Inc.*	1,249,297
		2,105,155
	Hotels, Restaurants & Leisure—3.7%
23,977	Boyd Gaming Corp.	1,192,856
52,087	Caesars Entertainment, Inc.*	1,994,932
51,195	Cheesecake Factory, Inc.	1,352,572
30,855	Planet Fitness, Inc., Class A*	2,098,448
		6,638,808
	Insurance—3.6%
35,838	Argo Group International Holdings Ltd.	1,320,989
5,097	Everest Re Group Ltd.	1,428,587
17,700	Trupanion, Inc.*	1,066,602
39,657	WR Berkley Corp.	2,706,987
		6,523,165
	Internet and Catalog Retail—0.9%
31,015	Chewy, Inc., Class A†,*	1,076,841
43,544	Lands' End, Inc.*	462,437
		1,539,278
	IT Services—2.9%
29,765	Genpact Ltd.	1,260,845
1,500	MongoDB, Inc.*	389,250
3,436	Okta, Inc.*	310,614
129,314	Paya Holdings, Inc.*	849,593
62,623	Paymentus Holdings, Inc., Class A*	837,270
9,267	SS&C Technologies Holdings, Inc.	538,135
5,845	WEX, Inc.*	909,248
		5,094,955
	Leisure Equipment and Products—1.4%
113,554	Mattel, Inc.*	2,535,661
	Life Sciences Tools and Services—1.1%
19,781	QIAGEN NV*	933,663
53,051	Sotera Health Co.*	1,039,269
		1,972,932

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Machinery—0.3%
32,201	CIRCOR International, Inc.*	$527,774
	Marine—0.7%
19,311	Kirby Corp.*	1,174,881
	Media—1.1%
37,438	Cardlytics, Inc.†,*	835,242
114,363	Integral Ad Science Holding Corp.*	1,135,624
		1,970,866
	Metals and Mining—2.7%
100,992	Allegheny Technologies, Inc.*	2,293,528
53,951	Carpenter Technology Corp.	1,505,772
48,298	Pan American Silver Corp.	950,022
		4,749,322
	Oil, Gas and Consumable Fuels—3.0%
44,952	Devon Energy Corp.	2,477,305
121,677	Navigator Holdings Ltd.*	1,373,733
45,724	SM Energy Co.	1,563,304
		5,414,342
	Pharmaceuticals—2.2%
29,428	Amphastar Pharmaceuticals, Inc.*	1,023,800
27,559	Pacira BioSciences, Inc.*	1,606,690
42,899	Supernus Pharmaceuticals, Inc.*	1,240,639
		3,871,129
	Professional Services—2.5%
68,106	KBR, Inc.	3,295,650
30,762	Upwork, Inc.*	636,158
16,347	Willdan Group, Inc.*	450,850
		4,382,658
	Road and Rail—1.6%
35,638	Knight-Swift Transportation Holdings, Inc.	1,649,683
24,006	XPO Logistics, Inc.*	1,156,129
		2,805,812
	Semiconductors and Semiconductor Equipment—8.1%
64,028	MACOM Technology Solutions Holdings, Inc.*	2,951,691
32,254	MaxLinear, Inc.*	1,095,991
2,880	Monolithic Power Systems, Inc.	1,106,035
Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
19,305	Qorvo, Inc.*	$1,820,848
31,782	Semtech Corp.*	1,747,056
7,148	Silicon Laboratories, Inc.*	1,002,292
5,395	SiTime Corp.*	879,547
13,894	Universal Display Corp.	1,405,239
37,526	Wolfspeed, Inc.*	2,381,025
		14,389,724
	Software—3.3%
12,441	CommVault Systems, Inc.*	782,539
9,311	Coupa Software, Inc.*	531,658
9,972	Envestnet, Inc.*	526,223
1,466	HubSpot, Inc.*	440,753
27,472	LiveRamp Holdings, Inc.*	709,052
33,463	NCR Corp.*	1,041,034
35,894	Qualtrics International, Inc., Class A*	449,034
13,593	Workiva, Inc.*	897,002
64,213	Zuora, Inc., Class A*	574,706
		5,952,001
	Specialty Retail—1.9%
4,068	Advance Auto Parts, Inc.	704,130
15,449	Floor & Decor Holdings, Inc., Class A*	972,669
87,974	Leslie's, Inc.†,*	1,335,445
10,855	Victoria's Secret & Co.*	303,615
		3,315,859
	Technology Hardware, Storage & Peripherals—0.3%
27,157	Stratasys Ltd.*	508,922
	Thrifts and Mortgage Finance—0.4%
47,694	NMI Holdings, Inc., Class A*	794,105
	Trading Companies and Distributors—2.5%
33,578	Beacon Roofing Supply, Inc.*	1,724,566
274,181	MRC Global, Inc.*	2,730,843
		4,455,409
	TOTAL COMMON STOCKS (Cost $153,816,280)	175,591,252

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares			Expiration Date	Value (Note 1)
	RIGHTS—0.2%
	Metals and Mining—0.2%
616,554	Pan American Silver Corp., CVR*		02/22/2029	$437,507
	TOTAL RIGHTS (Cost $149,299)			437,507
		7-Day Yield
	SHORT-TERM INVESTMENTS—0.8%
1,355,743	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost$1,355,743)††	1.580%		1,355,743
	TOTAL INVESTMENTS, AT VALUE—99.3% (Cost $155,321,322)			177,384,502
	Other Assets in Excess of Liabilities—0.7%			1,245,246
	NET ASSETS—100.0%			$178,629,748

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

CVR—Contingent Voting Rights

REIT—Real Estate Investment Trust

*  Non-income producing security.

†  Denotes all or a portion of security on loan. As of June 30, 2022, the market value of the securities on loan was $4,806,962 (Note 1).

††  Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $3,607,305.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

At June 30, 2022, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	21.8%
Information Technology	18.4%
Financials	15.1%
Health Care	14.0%
Consumer Discretionary	13.3%
Materials	8.9%
Energy	3.0%
Communication Services	2.0%
Real Estate	2.0%
Short-Term Investments	0.8%
Total	99.3%

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2022

Shares		Value (Note 1)
	COMMON STOCKS—98.2%
	Aerospace & Defense—3.9%
5,200	General Dynamics Corp.	$1,150,500
600	Huntington Ingalls Industries, Inc.	130,692
2,800	L3Harris Technologies, Inc.	676,760
3,600	Lockheed Martin Corp.	1,547,856
2,200	Northrop Grumman Corp.	1,052,854
4,100	Textron, Inc.	250,387
		4,809,049
	Air Freight and Logistics—2.3%
1,700	C.H. Robinson Worldwide, Inc.	172,329
2,200	Expeditors International of Washington, Inc.	214,412
3,000	FedEx Corp.	680,130
9,600	United Parcel Service, Inc., Class B	1,752,384
		2,819,255
	Auto Components—0.2%
2,800	BorgWarner, Inc.	93,436
800	Lear Corp.	100,712
		194,148
	Automobiles—0.6%
69,900	Ford Motor Co.	777,987
	Banks—10.2%
118,900	Bank of America Corp.	3,701,357
1,900	Comerica, Inc.	139,422
1,643	Commerce Bancshares, Inc.	107,863
700	Cullen/Frost Bankers, Inc.	81,515
2,000	East West Bancorp, Inc.	129,600
10,100	Fifth Third Bancorp	339,360
5,737	First Horizon Corp.	125,411
38,700	JPMorgan Chase & Co.	4,358,007
13,800	KeyCorp	237,774
500	Pinnacle Financial Partners, Inc.	36,155
6,000	PNC Financial Services Group, Inc.	946,620
1,100	Prosperity Bancshares, Inc.	75,097
13,600	Regions Financial Corp.	255,000
900	Synovus Financial Corp.	32,445
18,700	Truist Financial Corp.	886,941
20,889	U.S. Bancorp	961,312
2,200	Zions Bancorp NA	111,980
		12,525,859
Shares		Value (Note 1)
	Beverages—0.1%
2,399	Molson Coors Beverage Co., Class B	$130,769
	Biotechnology—5.7%
23,200	AbbVie, Inc.	3,553,312
6,300	Amgen, Inc.	1,532,790
16,500	Gilead Sciences, Inc.	1,019,865
1,500	Regeneron Pharmaceuticals, Inc.*	886,695
		6,992,662
	Building Products—0.4%
2,000	Builders FirstSource, Inc.*	107,400
4,800	Masco Corp.	242,880
1,900	Owens Corning	141,189
		491,469
	Capital Markets—3.2%
1,600	Ameriprise Financial, Inc.	380,288
12,600	Bank of New York Mellon Corp.	525,546
4,800	Goldman Sachs Group, Inc.	1,425,696
3,800	Jefferies Financial Group, Inc.	104,956
13,800	Morgan Stanley	1,049,628
2,900	Northern Trust Corp.	279,792
2,100	SEI Investments Co.	113,442
		3,879,348
	Chemicals—1.9%
2,200	Celanese Corp.	258,742
800	Chemours Co.	25,616
8,500	Dow, Inc.	438,685
6,800	DuPont de Nemours, Inc.	377,944
2,500	Eastman Chemical Co.	224,425
1,700	FMC Corp.	181,917
1,600	Huntsman Corp.	45,360
3,885	LyondellBasell Industries NV, Class A	339,782
6,900	Mosaic Co.	325,887
1,750	Olin Corp.	80,990
		2,299,348
	Communications Equipment—2.1%
59,100	Cisco Systems, Inc.	2,520,024
	Consumer Finance—1.8%
5,300	Ally Financial, Inc.	177,603
10,800	American Express Co.	1,497,096

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Consumer Finance (Continued)
200	Credit Acceptance Corp.†,*	$94,682
4,100	Discover Financial Services	387,778
		2,157,159
	Containers and Packaging—1.1%
28,300	Amcor PLC	351,769
1,500	Berry Global Group, Inc.*	81,960
2,500	Crown Holdings, Inc.	230,425
4,300	International Paper Co.	179,869
1,600	Packaging Corp. of America	220,000
2,800	Sealed Air Corp.	161,616
3,000	Westrock Co.	119,520
		1,345,159
	Distributors—0.2%
5,500	LKQ Corp.	269,995
	Diversified Consumer Services—0.2%
3,200	Service Corp. International	221,184
	Diversified Financial Services—0.2%
6,300	Equitable Holdings, Inc.	164,241
1,800	Voya Financial, Inc.	107,154
		271,395
	Electric Utilities—3.9%
3,500	Alliant Energy Corp.	205,135
9,000	Duke Energy Corp.	964,890
5,000	Edison International	316,200
2,800	Entergy Corp.	315,392
3,200	Evergy, Inc.	208,800
4,500	Eversource Energy	380,115
17,600	Exelon Corp.	797,632
3,200	NRG Energy, Inc.	122,144
2,352	OGE Energy Corp.	90,693
1,349	Pinnacle West Capital Corp.	98,639
9,900	PPL Corp.	268,587
14,900	Southern Co.	1,062,519
		4,830,746
	Electrical Equipment—0.1%
2,000	Sensata Technologies Holding PLC	82,620
Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components—0.2%
1,300	Arrow Electronics, Inc.*	$145,717
2,700	Jabil, Inc.	138,267
		283,984
	Food and Staples Retailing—0.9%
1,900	BJ's Wholesale Club Holdings, Inc.*	118,408
10,400	Kroger Co.	492,232
12,100	Walgreens Boots Alliance, Inc.	458,590
		1,069,230
	Food Products—3.0%
10,100	Archer-Daniels-Midland Co.	783,760
2,600	Bunge Ltd.	235,794
2,197	Campbell Soup Co.	105,566
5,651	Conagra Brands, Inc.	193,490
1,900	Darling Ingredients, Inc.*	113,620
8,500	General Mills, Inc.	641,325
300	Ingredion, Inc.	26,448
1,500	JM Smucker Co.	192,015
4,500	Kellogg Co.	321,030
17,200	Kraft Heinz Co.	656,008
4,100	Tyson Foods, Inc., Class A	352,846
		3,621,902
	Gas Utilities—0.1%
1,100	National Fuel Gas Co.	72,655
	Health Care Equipment and Supplies—0.2%
3,300	Hologic, Inc.*	228,690
	Health Care Providers and Services—7.8%
3,700	AmerisourceBergen Corp.	523,476
3,162	Cardinal Health, Inc.	165,278
7,700	Centene Corp.*	651,497
4,800	Cigna Corp.	1,264,896
17,510	CVS Health Corp.	1,622,476
2,100	DaVita, Inc.*	167,916
4,600	Elevance Health, Inc.	2,219,868
6,200	HCA Healthcare, Inc.	1,041,972
2,000	Henry Schein, Inc.*	153,480
1,700	Laboratory Corp. of America Holdings	398,412

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Health Care Providers and Services (Continued)
2,800	McKesson Corp.	$913,388
2,500	Quest Diagnostics, Inc.	332,450
1,400	Universal Health Services, Inc., Class B	140,994
		9,596,103
	Hotels, Restaurants & Leisure—0.1%
849	Boyd Gaming Corp.	42,238
900	Darden Restaurants, Inc.	101,808
		144,046
	Household Durables—1.2%
6,700	DR Horton, Inc.	443,473
5,000	Lennar Corp., Class A	352,850
4,800	Newell Brands, Inc.	91,392
40	NVR, Inc.*	160,166
4,900	PulteGroup, Inc.	194,187
1,100	Whirlpool Corp.	170,357
		1,412,425
	Independent Power and Renewable Electricity Producers—0.1%
6,300	Vistra Corp.	143,955
	Insurance—6.8%
9,900	Aflac, Inc.	547,767
4,300	Allstate Corp.	544,939
1,200	American Financial Group, Inc.	166,572
5,700	Arch Capital Group Ltd.*	259,293
800	Assurant, Inc.	138,280
6,400	Chubb Ltd.	1,258,112
2,300	Cincinnati Financial Corp.	273,654
600	Everest Re Group Ltd.	168,168
4,000	Fidelity National Financial, Inc.	147,840
1,500	First American Financial Corp.	79,380
1,300	Globe Life, Inc.	126,711
5,100	Hartford Financial Services Group, Inc.	333,693
2,800	Lincoln National Corp.	130,956
3,700	Loews Corp.	219,262
200	Markel Corp.*	258,650
12,700	MetLife, Inc.	797,433
3,000	Old Republic International Corp.	67,080
3,800	Principal Financial Group, Inc.	253,802
Shares		Value (Note 1)
	Insurance (Continued)
5,600	Prudential Financial, Inc.	$535,808
800	Reinsurance Group of America, Inc.	93,832
600	RenaissanceRe Holdings Ltd.	93,822
6,500	Travelers Cos., Inc.	1,099,345
2,400	Unum Group	81,648
1,800	Willis Towers Watson PLC	355,302
3,750	WR Berkley Corp.	255,975
		8,287,324
	Interactive Media & Services—0.8%
6,000	Meta Platforms, Inc., Class A*	967,500
	IT Services—2.2%
2,700	DXC Technology Co.*	81,837
7,544	Fiserv, Inc.*	671,190
3,400	Genpact Ltd.	144,024
11,800	International Business Machines Corp.	1,666,042
4,500	Western Union Co.	74,115
		2,637,208
	Leisure Equipment and Products—0.1%
1,300	Brunswick Corp.	84,994
700	Polaris, Inc.	69,496
		154,490
	Machinery—2.4%
850	AGCO Corp.	83,895
1,700	Cummins, Inc.	329,001
4,300	Deere & Co.	1,287,721
1,700	Dover Corp.	206,244
800	Oshkosh Corp.	65,712
4,048	PACCAR, Inc.	333,312
1,800	Parker-Hannifin Corp.	442,890
1,000	Snap-on, Inc.	197,030
		2,945,805
	Media—2.6%
64,200	Comcast Corp., Class A	2,519,208
6,200	Fox Corp., Class A	199,392
4,100	Interpublic Group of Cos., Inc.	112,873
500	Nexstar Media Group, Inc., Class A	81,440
3,900	Omnicom Group, Inc.	248,079
		3,160,992

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Metals and Mining—1.8%
2,200	Alcoa Corp.	$100,276
16,987	Freeport-McMoRan, Inc.	497,040
10,500	Newmont Corp.	626,535
5,500	Nucor Corp.	574,255
1,100	Reliance Steel & Aluminum Co.	186,846
3,800	Steel Dynamics, Inc.	251,369
1,300	United States Steel Corp.	23,283
		2,259,604
	Multi-Utilities—1.2%
11,300	Dominion Energy, Inc.	901,853
9,600	Public Service Enterprise Group, Inc.	607,488
		1,509,341
	Multiline Retail—0.0%
2,110	Macy's, Inc.	38,655
	Oil, Gas and Consumable Fuels—7.9%
4,800	APA Corp.	167,520
9,367	Chevron Corp.	1,356,154
10,600	EOG Resources, Inc.	1,170,664
59,300	Exxon Mobil Corp.	5,078,452
31,700	Kinder Morgan, Inc.	531,292
10,235	Marathon Oil Corp.	230,083
5,900	ONEOK, Inc.	327,450
3,400	Ovintiv, Inc.	150,246
5,700	Valero Energy Corp.	605,796
		9,617,657
	Pharmaceuticals—7.0%
24,900	Bristol-Myers Squibb Co.	1,917,300
35,500	Merck & Co., Inc.	3,236,535
65,700	Pfizer, Inc.	3,444,651
		8,598,486
	Professional Services—0.2%
300	CACI International, Inc., Class A*	84,534
1,599	Leidos Holdings, Inc.	161,035
500	Robert Half International, Inc.	37,445
		283,014
Shares		Value (Note 1)
	Real Estate Management and Development—0.3%
2,462	CBRE Group, Inc., Class A*	$181,228
900	Jones Lang LaSalle, Inc.*	157,374
		338,602
	Road and Rail—0.2%
400	AMERCO	191,292
2,300	Knight-Swift Transportation Holdings, Inc.	106,467
		297,759
	Semiconductors and Semiconductor Equipment—3.1%
4,300	Applied Materials, Inc.	391,214
1,500	First Solar, Inc.*	102,195
1,200	KLA Corp.	382,896
700	Lam Research Corp.	298,305
13,054	Micron Technology, Inc.	721,625
13,100	QUALCOMM, Inc.	1,673,394
1,900	Teradyne, Inc.	170,145
		3,739,774
	Software—3.1%
7,400	NortonLifeLock, Inc.	162,504
52,800	Oracle Corp.	3,689,136
		3,851,640
	Specialty Retail—2.7%
1,500	AutoNation, Inc.*	167,640
310	AutoZone, Inc.*	666,227
13,300	Lowe's Cos., Inc.	2,323,111
1,100	Penske Automotive Group, Inc.	115,159
		3,272,137
	Technology Hardware, Storage & Peripherals—1.1%
3,100	Dell Technologies, Inc. Class C	143,251
23,300	Hewlett Packard Enterprise Co.	308,958
23,200	HP, Inc.	760,496
1,700	NetApp, Inc.	110,908
		1,323,613
	Textiles, Apparel and Luxury Goods—0.2%
2,000	Capri Holdings Ltd.*	82,020
549	Ralph Lauren Corp.	49,218

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

Shares		Value (Note 1)
	Textiles, Apparel and Luxury Goods (Continued)
1,600	Skechers USA, Inc., Class A*	$56,928
3,000	Tapestry, Inc.	91,560
		279,726
	Tobacco—2.6%
25,800	Altria Group, Inc.	1,077,666
21,800	Philip Morris International, Inc.	2,152,532
		3,230,198
Shares		Value (Note 1)
	Trading Companies and Distributors—0.2%
1,000	United Rentals, Inc.*	$242,910
	TOTAL COMMON STOCKS (Cost $105,679,993)	120,227,601
	EXCHANGE-TRADED FUND—1.2%
9,680	iShares Russell 1000 Value ETF (Cost $1,529,991)	1,403,310
		7-Day Yield
	SHORT-TERM INVESTMENTS—0.0%
27,403	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $27,403)††	1.580%	27,403
	TOTAL INVESTMENTS, AT VALUE—99.4% (Cost $107,237,387)		121,658,314
	Other Assets in Excess of Liabilities—0.6%		761,968
	NET ASSETS—100.0%		$122,420,282

Notes to the Schedule of Investments:

*  Non-income producing security.

†  Denotes all or a portion of security on loan. As of June 30, 2022, the market value of the securities on loan was $80,231 (Note 1).

††  Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $54,749.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2022

At June 30, 2022, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	23.3%
Health Care	20.8%
Information Technology	11.7%
Industrials	9.8%
Energy	7.9%
Consumer Staples	6.6%
Consumer Discretionary	5.5%
Utilities	5.3%
Materials	4.8%
Communication Services	3.4%
Real Estate	0.3%
Short-Term Investments	0.0%
Total	99.4%

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

June 30, 2022

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Assets:
Investments, at value (Note 1)*/**—see accompanying Schedule of Investments	$150,384,646	$189,431,761	$177,384,502	$121,658,314
Affiliated investment company, at value (Note 1)***—see accompanying Schedule of Investments	63,877,565	—	—	—
Cash (Note 1)	415,293	15,478,026	1,742,578	1,172,151
Cash denominated in foreign currencies****	842,043	—	—	—
Receivable from:
Securities sold	315,453	—	1,947,636	8,133,767
Capital stock subscriptions	7,739	22,853	22,153	3,111
Dividends and interest	1,223,884	70,652	151,090	169,688
Prepaid expenses	22,616	24,068	20,440	13,444
Total assets	217,089,239	205,027,360	181,268,399	131,150,475
Liabilities:
Payable for:
Securities purchased	840,301	—	1,068,720	8,595,197
Investment Adviser, net (Note 2)	43,874	100,893	133,766	44,662
Capital stock redemptions	5,279	1,317	2,993	10,128
Payable upon return of securities loaned (Note 1)	4,518,162	—	1,355,743	27,403
Accrued expenses and other liabilities	116,457	87,387	77,429	52,803
Total liabilities	5,524,073	189,597	2,638,651	8,730,193
Net assets	$211,565,166	$204,837,763	$178,629,748	$122,420,282
Net assets consist of:
Paid-in capital	$273,885,034	$155,289,579	$152,030,075	$104,367,969
Total distributable earnings (loss)	(62,319,868)	49,548,184	26,599,673	18,052,313
Net assets	$211,565,166	$204,837,763	$178,629,748	$122,420,282
Shares outstanding#	17,620,137	8,371,137	8,415,657	8,949,470
Net asset value, offering price and redemption price per share	$12.01	$24.47	$21.23	$13.68
* Cost of investments	$151,471,769	$148,297,815	$155,321,322	$107,237,387
** Includes securities on loan with market values of	$10,789,328	$—	$4,806,962	$80,231
*** Cost of affiliated investment	$62,111,513	$—	$—	$—
**** Cost of cash denominated in foreign currencies	$847,253	$—	$—	$—

  #  The number of authorized shares with a par value of $0.001 per share, for each of the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund is 100,000,000.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF OPERATIONS (Unaudited)

For the Period Ended June 30, 2022

	M International Equity Fund	M Large Cap Growth Fund	M Capital Appreciation Fund	M Large Cap Value Fund
Investment income:
Dividends-Unaffiliated*	$3,905,138	$665,100	$709,887	$1,704,055
Dividends-Affiliated	71,845	—	—	—
Securities lending income	20,102	—	4,493	104
Total investment income	3,997,085	665,100	714,380	1,704,159
Expenses:
Investment advisory fee (Note 2)	356,874	673,105	891,298	286,035
Custody, fund accounting, transfer agent and administration fees	215,087	126,586	121,541	81,941
Professional fees	46,078	19,963	18,654	15,600
Directors' fees and expenses	22,158	24,822	21,822	12,070
Compliance expenses	12,233	12,977	11,436	6,987
Printing and shareholder reporting	11,652	11,848	10,767	7,056
Other	23,382	25,311	22,152	12,650
Total expenses	687,464	894,612	1,097,670	422,339
Less: Expenses waived/reimbursed by the Adviser (Note 2)	(45,468)	—	—	—
Net expenses	641,996	894,612	1,097,670	422,339
Net investment income (loss)	3,355,089	(229,512)	(383,290)	1,281,820
Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated investment transactions	3,478,376	8,682,567	6,237,821	2,883,606
Affiliated investment transactions	(155,881)	—	—	—
Foreign currency transactions	(111,819)	—	—	—
Net realized gain	3,210,676	8,682,567	6,237,821	2,883,606
Net change in unrealized depreciation on:
Unaffiliated investments	(36,927,612)	(76,989,987)	(58,351,660)	(17,850,236)
Affiliated investments	(11,339,060)	—	—	—
Foreign currency translation	(44,634)	—	—	—
Net change in unrealized depreciation	(48,311,306)	(76,989,987)	(58,351,660)	(17,850,236)
Net realized and unrealized loss	(45,100,630)	(68,307,420)	(52,113,839)	(14,966,630)
Net decrease in net assets resulting from operations	$(41,745,541)	$(68,536,932)	$(52,497,129)	$(13,684,810)
* Net of foreign taxes withheld of:	$364,603	$—	$6,327	$—

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$3,355,089	$5,055,184	$(229,512)	$(965,055)
Net realized gain on investments and foreign currency transactions	3,210,676	5,579,135	8,682,567	48,290,835
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(48,311,306)	12,508,657	(76,989,987)	2,567,288
Net increase (decrease) in net assets resulting from operations	(41,745,541)	23,142,976	(68,536,932)	49,893,068
Distributions to shareholders	—	(5,778,411)	(6,773,571)	(46,706,905)
Tax return of capital	—	(9,041)	—
Total distributions to shareholders	—	(5,787,452)	(6,773,571)	(46,706,905)
Fund share transactions (Note 4):
Proceeds from shares sold	17,412,208	36,442,359	9,101,383	21,205,923
Net asset value of shares issued on reinvestment of distributions	—	5,787,452	6,773,571	46,706,905
Cost of shares repurchased	(7,822,292)	(25,790,986)	(8,812,114)	(34,035,704)
Net increase in net assets resulting from Fund share transactions	9,589,916	16,438,825	7,062,840	33,877,124
Total change in net assets	(32,155,625)	33,794,349	(68,247,663)	37,063,287
Net assets:
Beginning of period	243,720,791	209,926,442	273,085,426	236,022,139
End of period	$211,565,166	$243,720,791	$204,837,763	$273,085,426

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (decrease) in net assets from:
Operations:
Net investment income (loss)	$(383,290)	$(1,056,507)	$1,281,820	$2,045,742
Net realized gain on investments and foreign currency transactions	6,237,821	41,866,634	2,883,606	12,810,644
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(58,351,660)	(4,017,610)	(17,850,236)	15,633,481
Net increase (decrease) in net assets resulting from operations	(52,497,129)	36,792,517	(13,684,810)	30,489,867
Distributions to shareholders	(5,165,068)	(38,615,861)	(1,448,504)	(2,054,256)
Total distributions to shareholders	(5,165,068)	(38,615,861)	(1,448,504)	(2,054,256)
Fund share transactions (Note 4):
Proceeds from shares sold	5,898,035	22,561,242	7,956,536	23,868,898
Net asset value of shares issued on reinvestment of distributions	5,165,068	38,615,861	1,448,504	2,054,256
Cost of shares repurchased	(7,529,402)	(40,886,502)	(6,857,481)	(17,237,564)
Net increase in net assets resulting from Fund share transactions	3,533,701	20,290,601	2,547,559	8,685,590
Total change in net assets	(54,128,496)	18,467,257	(12,585,755)	37,121,201
Net assets:
Beginning of period	232,758,244	214,290,987	135,006,037	97,884,836
End of period	$178,629,748	$232,758,244	$122,420,282	$135,006,037

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M International Equity Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021		Year Ended December 31, 2020		Year Ended December 31, 2019	Year Ended December 31, 2018		Year Ended December 31, 2017
Net asset value, beginning of period	$14.45		$13.33		$12.42		$10.60	$13.58		$11.12
Income from investment operations:
Net investment income‡	0.20		0.32		0.20		0.27	0.19		0.17
Net realized and unrealized gain (loss) on investments	(2.64)		1.15		0.90		1.88	(2.99)		2.50
Total from investment operations	(2.44)		1.47		1.10		2.15	(2.80)		2.67
Less distributions to shareholders:
From net investment income	—		(0.35)		(0.19)		(0.30)	(0.18)		(0.21)
From return of capital	—		(0.00	)†	—		(0.03)	—		—
Total distributions	—		(0.35)		(0.19)		(0.33)	(0.18)		(0.21)
Net asset value, end of period	$12.01		$14.45		$13.33		$12.42	$10.60		$13.58
Total Return+	(16.89	)%*	11.05%		8.90%		20.32%	(20.57)%		24.05%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$211,565		$243,721		$209,926		$195,973	$169,923		$244,167
Net expenses to average daily net assets	0.56	%**•	0.57	%•	0.62	%•	0.63%•	0.92	%•	0.90%
Net investment income to average daily net assets	2.94	%**•	2.20	%•	1.77	%•	2.34%•	1.50	%•	1.33%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	0.60	%•	0.58	%•	0.65	%•	0.68%•	0.98	%•	N/A
Net investment income	2.90	%•	2.19	%•	1.74	%•	2.30%•	1.43	%•	N/A
Portfolio turnover rate	6%		9%		10%		13%	117	%?	10%

‡  Calculation based on average shares outstanding.

†  Represents amounts less than $0.005 per share.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

•  In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above expense ratios.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.
The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Growth Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of period	$33.87		$33.48	$29.33	$22.85	$27.01	$19.97
Income from investment operations:
Net investment loss‡	(0.03)		(0.14)	(0.12)	(0.07)	(0.03)	(0.05)
Net realized and unrealized gain (loss) on investments	(8.53)		7.32	8.46	8.31	(1.12)	7.83
Total from investment operations	(8.56)		7.18	8.34	8.24	(1.15)	7.78
Less distributions to shareholders:
From net realized capital gains	(0.84)		(6.79)	(4.19)	(1.76)	(3.01)	(0.74)
Total distributions	(0.84)		(0.00)	—	—	—	—
Net asset value, end of period	$24.47		$33.87	$33.48	$29.33	$22.85	$27.01
Total Return+	(25.19	)%*	21.49%	28.89%	36.09%	(4.95)%	38.97%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$204,838		$273,085	$236,022	$210,615	$168,222	$193,379
Net expenses to average daily net assets	0.77	%**	0.75%	0.78%	0.77%	0.75%	0.73%
Net investment loss to average daily net assets	(0.20	)%**	(0.37)%	(0.38)%	(0.25)%	(0.11)%	(0.20)%
Portfolio turnover rate	12%		32%	31%	22%	34%	49%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Capital Appreciation Fund
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of period	$28.30		$28.77	$25.05	$21.14	$31.24	$29.28
Income from investment operations:
Net investment loss‡	(0.05)		(0.15)	(0.04)	(0.04)	(0.05)	(0.01)
Net realized and unrealized gain (loss) on investments	(6.38)		5.24	4.35	6.11	(4.23)	5.55
Total from investment operations	(6.43)		5.09	4.31	6.07	(4.28)	5.54
Less distributions to shareholders:
From net investment income	—		—	—	—	(0.09)	—
From net realized capital gains	(0.64)		(5.56)	(0.59)	(2.16)	(5.73)	(3.58)
Total distributions	(0.64)		(5.56)	(0.59)	(2.16)	(5.82)	(3.58)
Net asset value, end of period	$21.23		$28.30	$28.77	$25.05	$21.14	$31.24
Total Return+	(22.65	)%*	17.74%	17.73%	28.85%	(14.15)%	19.02%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$178,630		$232,758	$214,291	$181,375	$156,007	$209,284
Net expenses to average daily net assets	1.06	%**	1.04%	1.10%	1.10%	1.07%	1.05%
Net investment loss to average daily net assets	(0.37	)%**	(0.46)%	(0.19)%	(0.15)%	(0.15)%	(0.04)%
Portfolio turnover rate	14%		38%	32%	20%	26%	20%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	M Large Cap Value Fund
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018	Year Ended December 31, 2017
Net asset value, beginning of period	$15.39	$12.02	$12.80	$11.06	$13.93	$12.89
Income from investment operations:
Net investment income‡	0.14	0.24	0.23	0.22	0.20	0.21
Net realized and unrealized gain (loss) on investments	(1.69)	3.37	(0.66)	2.16	(1.88)	1.73
Total from investment operations	(1.55)	3.61	(0.43)	2.38	(1.68)	1.94
Less distributions to shareholders:
From net investment income	—	(0.24)	(0.22)	(0.22)	(0.20)	(0.21)
From net realized capital gains	(0.16)	—	(0.13)	(0.42)	(0.99)	(0.69)
Total distributions	(0.16)	(0.24)	(0.35)	(0.64)	(1.19)	(0.90)
Net asset value, end of period	$13.68	$15.39	$12.02	$12.80	$11.06	$13.93
Total Return+	(10.03)%*	30.01%	(3.16)%	21.52%	(12.07)%	14.99%
Ratios/Supplemental Data:
Net assets, end of period (000's)	$122,420	$135,006	$97,885	$99,890	$85,437	$99,501
Net expenses to average daily net assets	0.63%**	0.65%	0.68%	0.68%	0.64%	0.64%
Net investment income to average daily net assets	1.93%**	1.67%	2.09%	1.73%	1.47%	1.57%
Without the waiver/reimbursement of expenses by the adviser, the ratios of net expenses and net investment income to average daily net assets would have been:
Expenses	N/A	N/A	0.72%	0.69%	0.66%	0.64%
Net investment income	N/A	N/A	2.06%	1.72%	1.45%	1.56%
Portfolio turnover rate	20%	61%	157%?	107%	82%	75%

‡  Calculation based on average shares outstanding.

*  Not annualized.

**  Annualized for periods less than one year.

+  Does not reflect additional fees charged by separate accounts or variable insurance contracts that an investor in the Fund may pay. If these additional fees were reflected, performance would have been lower.

?  The increase in portfolio turnover rate during the period was primarily attributable to portfolio adjustments made in response to a change in the Fund's sub-adviser.

The accompanying notes are an integral part of these financial statements.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of June 30, 2022, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a "Fund" or collectively the "Funds"), each of which is a separate mutual fund.

The Corporation offers shares of the Funds to certain insurance company separate accounts, which serve as the underlying funding vehicles for certain variable annuity and variable life insurance policies. These annuities and insurance policies are offered primarily by members of M Financial Holdings Incorporated ("M Financial Group") and are issued by certain life insurance companies.

M International Equity Fund

M International Equity Fund seeks to achieve its investment objective through exposure to a broad and diverse group of securities of non-U.S. companies in countries with developed and emerging markets. The Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies as compared to their representation in the Non-U.S. Universe. For purposes of the Fund, Dimensional Fund Advisors LP ("DFA") defines the Non-U.S. Universe as a market capitalization weighted set (e.g., the larger the company, the greater the proportion of the Non-U.S. Universe it represents) of non-U.S. companies in developed and emerging markets that have been authorized for investment as approved markets by DFA's Investment Committee. The Fund may pursue its investment objective by investing its assets directly and/or indirectly in the Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc. (the "Underlying Fund"). The Underlying Fund purchases a broad and diverse group of securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development). The Underlying Fund invests in companies of all sizes, with increased exposure to smaller capitalization, lower relative price, and higher profitability companies. As of the date of this Semi-Annual Report, it is anticipated that a significant portion of the Fund's assets will be invested indirectly through the Underlying Fund.

The Fund's increased exposure to smaller capitalization, lower relative price, and higher profitability companies may be achieved by decreasing the allocation of the Fund's assets to larger capitalization, higher relative price, or lower profitability companies relative to their weight in the Non-U.S. Universe. An equity issuer is considered to have a high relative price (i.e., a growth stock) primarily because it has a high price in relation to its book value. An equity issuer is considered to have a low relative price (i.e., a value stock) primarily because it has a low price in relation to its book value. In assessing relative price, DFA may consider additional factors such as price-to-cash flow or price-to-earnings ratios. In assessing profitability, DFA considers different ratios, such as that of earnings or profits from operations relative to book value or assets. The criteria DFA uses for assessing relative price and profitability are subject to change from time to time. DFA determines company size on a country or region-specific basis and based primarily on market capitalization. DFA may adjust the representation in the Fund of an eligible company, or exclude a company, after considering such factors as free float, momentum, trading strategies, liquidity, size, relative price, profitability, investment characteristics, and other factors that DFA determines to be appropriate. In assessing a company's investment characteristics, DFA considers ratios such as recent changes in assets divided by total assets. The criteria DFA uses for assessing a company's investment characteristics are subject to change from time to time.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Fund will normally invest at least 80% of its total assets in equity securities of issuers located in at least three countries other than the United States. These countries may include, but are not limited to, the nations of Western Europe, North and South America, Australia, Africa and Asia. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice. The Fund may invest up to 40% of its total assets in emerging markets.

The Fund may gain exposure to companies associated with approved markets by purchasing equity securities in the form of depositary receipts, which may be listed or traded outside the issuer's domicile country. The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. Because many of the Fund's investments may be denominated in foreign currencies, the Fund may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency.

M Large Cap Growth Fund

M Large Cap Growth Fund will normally invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities. Domestic equity securities, as determined by DSM Capital Partners LLC ("DSM"), the Fund's sub-adviser, in its discretion, include, but are not limited to common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Shares of foreign domiciled issuers that primarily trade on a U.S. exchange are generally considered by DSM to be domestic equity securities. Also, as determined by DSM, issuers that issue domestic equity securities may be domiciled and/or headquartered anywhere in the world. The Fund may generally invest up to 20% of its assets in equity securities of foreign issuers, including American Depositary Receipts and similar securities. DSM defines "large cap" as capitalizations of $10 billion or more. The Fund will generally contain 25 to 35 equity securities.

This strategy to invest at least 80% of its total assets in domestic equity securities of U.S. large capitalization securities is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

DSM uses a "bottom-up," idea-driven approach and focuses on a long-term (e.g., three-year minimum) investment horizon.

DSM seeks to invest in growing businesses with solid fundamentals, attractive profitability and successful management. Candidate companies will typically have projected revenue and earnings growth in excess of 10% and will often have higher returns on equity and assets than average S&P 500 companies. Generally, these businesses will be generating free cash flow and will have financial returns that are stable or rising, driven by improving business fundamentals, all as determined by DSM.

In its stock valuation work, DSM focuses primarily on P/E ratios. P/E is the ratio of a company's share price to its per-share earnings. DSM will generally only buy a stock that it believes has a forward four-quarter P/E ratio that will rise over the next three years. To accomplish this, a target P/E ratio that DSM believes is reasonable and rational and is reflective of a fair valued stock three years from now is selected. DSM will typically buy when the company's stock clears two hurdles: 1. it must have attractive fundamental business characteristics that translate into a reasonably predictable and growing stream of earnings and 2. it must have a P/E on forward four quarters earnings that is

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

normally 8% to 10% below the target P/E three years from the calculation point. In order to determine a target P/E, DSM takes into consideration a number of qualitative and quantitative factors. Among the qualitative factors are barriers to entry, number of competitors, economic cyclicality, customer loyalty, price competition, global reach, government involvement and management quality. Among the quantitative factors are historic revenue and EPS growth, projected revenue and EPS growth, margins, return on assets, return on equity, capital expenditures relative to net income and the historic range of P/E over the last five years. Once a target P/E has been agreed upon, it may occasionally be adjusted.

M Capital Appreciation Fund

M Capital Appreciation Fund principally invests in common stock of U.S. companies of all sizes, with emphasis on stocks of companies with capitalizations that are consistent with the capitalizations of those companies found in the Russell 2500® Index. As of June 30, 2022, the market capitalization range of companies in the Russell 2500® Index was between approximately $0.10 billion and $39.05 billion. The Fund may invest up to 15% of the value of its total assets in equity securities of foreign issuers.

The Fund's sub-adviser, Frontier Capital Management Company, LLC ("Frontier") seeks long-term capital appreciation by employing a Growth-At-A-Reasonable-Price approach to identify, in its view, the best risk/reward investment ideas in the U.S. small- and mid-capitalization equity universe. Frontier purchases companies that, in its view, have above-average earnings growth potential and are available at reasonable valuations. Frontier's philosophy combines rigorous bottom-up fundamental analysis with a proven investment process.

Frontier may sell stocks for a number of reasons, including when price objectives are reached, fundamental conditions have changed so that future earnings progress is likely to be adversely affected, or a stock is fully invested and an attractive, new opportunity causes the sale of a current holding with less appreciation potential. Frontier does not sell stocks solely on changes to a company's market capitalization.

M Large Cap Value Fund

M Large Cap Value Fund invests at least 80% of its net assets, plus the amount of borrowings for investment purposes, if any, in issuers domiciled, or having their principal activities, in the United States, at the time of investment or other instruments with similar economic characteristics. In addition, the Fund normally invests at least 80% of its net assets in equity securities of large capitalization companies. Brandywine Global Investment Management, LLC ("Brandywine"), the Fund's sub-adviser, defines "large capitalization" companies as those companies with market capitalizations similar to companies in the Russell 1000® Index (the "Index"). As of June 30, 2022, the market capitalization range of companies in the Index was between approximately $328 million to $2.2 trillion. This strategy is not fundamental (it may be changed without shareholder approval), but should the Fund decide to change this strategy, it will provide shareholders with at least 60 days' notice.

The Fund invests primarily in equity securities that, in Brandywine's opinion, are undervalued or out of favor. Brandywine invests in securities that meet its value criteria, primarily price-to-earnings, price-to-book, price momentum and share change and quality, based on both quantitative and fundamental analysis. The Fund expects to hold approximately 175-250 stocks under normal market conditions.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Brandywine bases portfolio price targets on quantitative criteria determined in its sell process. Brandywine's systems update these quantitatively determined buy and sell limits on a daily basis. Buy candidates must have a price that qualifies the stock as a value such that the price-to-earnings ratio is in the lower 40% of its universe or the price-to-book is in the lower 25% of its universe at time of purchase. Additionally, the current price compared to the price nine months ago must place it above the lower quartile of other universe stocks when ranked by nine month price momentum and the change in shares outstanding over the past year must place it below the upper quartile.

Sell candidates will have a price that when compared to earnings and book place the stock above the median on a price-to-earnings basis and above the 40th percentile on a price-to-book basis. If a stock's price declines relative to the universe such that it falls to the lower 10% of stocks as ranked on nine month price momentum or the company issues sufficient shares to rank among the top 10% largest issuers (as a percentage of shares outstanding) in the year, the holding will be a sell candidate. Additionally, a stock will be sold if the capitalization falls 20% below the minimum purchase capitalization criteria.

Brandywine may modify buy and sell trigger points and decisions only due to tracking error considerations, trading opportunities or limitations such as position, industry or sector size. Brandywine does not violate its buy and sell rules based on analyst affinity for the stock. Its investment process requires disciplined buy and sell decisions rules with carefully outlined exceptions.

If a security experiences a severe fundamental deterioration event that is not captured in the price change, share change or valuation rules, Brandywine will initiate a sell. The rank order of the most common occurrences are price momentum, valuation expansion into the sell range, share issuance or fundamental deterioration.

1.  Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of the financial statements.

Use of Estimates

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System "NASDAQ") are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund's NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1—quoted prices in active markets for identical investments;

•  Level 2—quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•  Level 3—significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of June 30, 2022, the M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

The following is a summary of the inputs used as of June 30, 2022 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$389,943	$9,602,297	$—	$9,992,240
Austria	—	590,945	—	590,945
Belgium	44,433	1,352,524	—	1,396,957
Canada	17,163,353	—	—	17,163,353
China	—	34,544	—	34,544
Denmark	3,700	3,397,207	—	3,400,907
Finland	98,433	1,796,337	—	1,894,770
France	38,780	12,527,877	—	12,566,657
Germany	93,890	9,113,414	—	9,207,304
Hong Kong	—	3,970,798	—	3,970,798
Ireland	197,882	623,605	—	821,487
Israel	173,444	1,319,476	—	1,492,920
Italy	26,975	3,240,679	—	3,267,654
Japan	75,922	31,790,817	—	31,866,739
Netherlands	186,617	4,237,091	—	4,423,708
New Zealand	—	535,415	—	535,415
Norway	—	1,556,230	—	1,556,230

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Portugal	$—	$417,425	$—	$417,425
Singapore	8,706	1,476,563	—	1,485,269
Spain	60,640	3,044,195	—	3,104,835
Sweden	—	4,098,360	—	4,098,360
Switzerland	667,653	11,317,034	—	11,984,687
United Kingdom	890,819	18,957,391	—	19,848,210
United States	8,005	—	—	8,005
Total Common Stocks	20,129,195	125,000,224	—	145,129,419
Affiliated Investment Company
United States	63,877,565	—	—	63,877,565
Rights
Austria	—	0	—	0
Italy	142	—	—	142
Portugal	—	178	—	178
Total Rights	142	178	—	320
Preferred Stocks
Germany	—	709,845	—	709,845
Italy	—	26,900	—	26,900
Total Preferred Stock	—	736,745	—	736,745
Short-Term Investments
Investments in Security Lending Collateral	—	4,518,162	—	4,518,162
Total	$84,006,902	$130,255,309	$—	$214,262,211

At June 30, 2022, Level 2 Common Stocks were priced using a fair value factor applied to quoted market prices.

Securities Transactions, Investment Income and Expenses

Securities transactions are recorded as of the trade date. Realized gains or losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Investment income is recorded net of foreign taxes withheld where the recovery of such taxes is uncertain. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Expenses of the Corporation that can be directly attributed to a particular fund are charged to that Fund. Expenses that cannot be directly attributed are apportioned among Funds by the Corporation based on average net assets of each Fund.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

Additionally, the Funds may invest in mutual funds, which are subject to management fees and other fees that may increase the costs of investing in mutual funds versus the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Funds' Statements of Operations or in the expense ratios included in the financial highlights.

Dividends and Distributions to Shareholders

Each Fund declares and pays dividends from net investment income, if any, and distributes net short-term capital gains, if any, on an annual basis. Each Fund also distributes, at least annually, substantially all of the long-term capital gains in excess of available capital losses, if any, which it realizes for each taxable year. Distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds' securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

The collateral received is recorded on a lending Fund's statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund's securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022.

	Gross	Gross Amounts Offset in the	Net Amounts of Assets Presented in the	Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Amounts of Recognized Assets	Statement Assets and Liabilities	Statement Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
M International Equity Fund	$4,518,162	$—	$4,518,162	$—	$4,518,162	$—
M Capital Appreciation Fund	1,355,743	—	1,355,743	—	1,355,743	—
M Large Cap Value Fund	27,403	—	27,403	—	27,403	—

The following table presents the remaining contractual maturity of the Securities Lending Agency Agreement as of June 30, 2022.

Fund	Security Type	Overnight and Continuous	Up to 30 days	30-90 days	Greater Than 90 days	Total
M International Equity Fund	Common Stocks	$4,518,162	$—	$—	$—	$4,518,162
M Capital Appreciation Fund	Common Stocks	1,355,743	—	—	—	1,355,743
M Large Cap Value Fund	Common Stocks	27,403	—	—	—	27,403

In addition, the Funds received non-cash collateral in the form of U.S. Government obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedules of Investments as follows:

Fund	Value of Securities Loaned with Non-Cash Collateral	Value of Non-Cash Collateral
M International Equity Fund	$6,543,621	$7,234,168
M Capital Appreciation Fund	3,519,234	3,607,305
M Large Cap Value Fund	53,247	54,749

Federal Income Taxes

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no provision for federal income or excise tax is necessary.

The Funds evaluate the Funds' tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is "more likely than not" to be sustained

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

1.  Significant Accounting Policies (Continued)

assuming examination by taxing authorities. The Funds did not have any unrecognized tax benefits as of June 30, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense in the Statements of Operations. During the six-month period ended June 30, 2022, the Funds did not incur any such interest or penalties. The Funds' tax returns are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2019 through December 2021. No examination of any of the Funds' tax filings is currently in progress.

Significant Concentrations

The Funds maintain a demand deposit in excess of Federal Deposit Insurance Company ("FDIC") Insurance limits. As a result, the Fund is exposed to credit risk in the event of insolvency or other failure of the institution to meet its obligations. The Funds manage this risk by dealing with a major financial institution and monitoring its credit worthiness.

2.  Advisory Fee and Other Transactions with Affiliates

The Corporation has entered into an investment advisory agreement (the "Advisory Agreement") with M Financial Investment Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of M Financial Group. The Advisory Agreement provides that the Funds will pay the Adviser a fee at an annual rate of the value of each Fund's average daily net assets as follows:

Fund	Total Advisory Fees
M International Equity Fund	0.15% on all assets plus (and only with
respect to Fund assets which are not invested
in a mutual fund that is advised by the Fund's
sub-adviser):
0.25% on the first $100 million
0.20% on the amounts thereafter
M Large Cap Growth Fund	0.65% of the first $50 million
0.60% of the next $50 million
0.55% on the amounts thereafter
M Capital Appreciation Fund	0.90% of the first $125 million
0.80% on the amounts thereafter
M Large Cap Value Fund	0.43%

Prior to May 1, 2022 and for the period May 1, 2022 to April 30, 2023, the Adviser has contractually agreed to reimburse each Fund for any expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of a Fund's annualized average daily net assets. For the six months ended June 30, 2022, the Adviser reimbursed $45,468 of other expenses for the M International Equity Fund.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

The Adviser has engaged Dimensional Fund Advisors LP, DSM Capital Partners LLC, Frontier Capital Management Company, LLC and Brandywine Global Investment Management, LLC to act as sub-advisers to provide day-to-day portfolio management for the M International Equity Fund, the M Large Cap Growth Fund, the M Capital Appreciation Fund and the M Large Cap Value Fund, respectively.

As compensation for their services, each sub-adviser receives a fee based on the average daily net assets of the applicable Fund at the following annual rates:

Fund	Total Sub-Advisory Fees
M International Equity Fund	0.25% on the first $100 million
0.20% on the amounts thereafter
Sub-adviser shall not receive any sub-advisory
fee for its sub-advisory services to the
M International Equity Fund with respect to
assets of the M International Equity Fund
invested in any other mutual fund advised by
the Sub-Adviser.
M Large Cap Growth Fund	0.50% on the first $50 million
0.45% on the next $50 million
0.40% on the amounts thereafter
M Capital Appreciation Fund	0.75% of the first $125 million
0.65% on the amounts thereafter
M Large Cap Value Fund	0.28%

The sub-advisory fees are paid by the Adviser out of the investment advisory fees disclosed above.

M Holdings Securities, Inc. acts as distributor (the "Distributor") for each of the Funds. The Distributor is a wholly-owned subsidiary of M Financial Group. No fees are charged by the Distributor for its services.

The Corporation pays no compensation to its officers or Interested Directors. As of June 30, 2022, the Corporation pays each Independent Director $1,500 per meeting of the Board that he or she attends. The Corporation pays each Independent Director an annual retainer of $25,000. Each member of the Audit Committee and each member of the Nominating and Corporate Governance Committee receives $1,500 per meeting of the Audit Committee or Nominating and Corporate Governance Committee that he or she attends. The Chairman of the Board and Audit Committee Chair each receive an additional $10,000 annually.

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common management. The Company which is an affiliate of the M International Equity Fund as of

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.  Advisory Fee and Other Transactions with Affiliates (Continued)

June 30, 2022 is noted in the Fund's Schedule of Investments. During the six months ended June 30, 2022, purchases and sales transactions, income earned from investments and shares held of investment companies managed by DFA for the M International Equity Fund were as follows:

Affiliated Investment Company	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized (Depreciation)	Value, End of Period	Dividend Income	Shares End of Period
DFA Emerging Markets Core Equity Portfolio	$70,794,732	$5,960,905	$(1,383,131)	$(155,881)	$(11,339,060)	$63,877,565	$71,845	3,034,564

The DFA Emerging Markets Core Equity Portfolio is registered under the 1940 Act as an open-end management investment company. The M International Equity Fund may redeem its investment from the DFA Emerging Markets Core Equity Portfolio at any time if the Advisor determines that it is in the best interest of the M International Equity Fund and its shareholders to do so.

The performance of the M International Equity Fund will be directly affected by the performance of the DFA Emerging Markets Core Equity Portfolio. The financial statements of the DFA Emerging Markets Core Equity Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with the M International Equity Fund's financial statements. As of June 30, 2022, the percentage of M International Equity Fund net assets invested in the DFA Emerging Markets Core Equity Portfolio was 30.2%.

3.  Purchases and Sales of Securities

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended June 30, 2022, were as follows:

	Non-U.S. Government Securities
	Purchases	Sales
M International Equity Fund	$25,995,915	$13,360,202
M Large Cap Growth Fund	26,395,033	36,995,135
M Capital Appreciation Fund	28,831,569	29,737,930
M Large Cap Value Fund	28,277,173	26,271,996

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.  Paid-in Capital

Changes in the capital shares outstanding were as follows:

	M International Equity Fund		M Large Cap Growth Fund
	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Shares sold	1,325,033	2,512,137	321,313	567,120
Shares repurchased	(568,150)	(1,796,681)	(298,923)	(909,133)
Distributions reinvested	—	401,110	286,530	1,353,645
Net decrease	756,883	1,116,566	308,920	1,011,632
Fund Shares:
Beginning of period	16,863,254	15,746,688	8,062,217	7,050,585
End of period	17,620,137	16,863,254	8,371,137	8,062,217
	M Capital Appreciation Fund		M Large Cap Value Fund
	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2022	Year Ended December 31, 2021
Shares sold	235,310	695,986	523,505	1,673,572
Shares repurchased	(297,744)	(1,273,756)	(453,400)	(1,177,618)
Distributions reinvested	252,447	1,353,989	108,178	133,245
Net increase (decrease)	190,013	776,219	178,283	629,199
Fund Shares:
Beginning of period	8,225,644	7,449,425	8,771,187	8,141,988
End of period	8,415,657	8,225,644	8,949,470	8,771,187

5.  Financial Instruments

Foreign Investments and Foreign Currency

Each of the Funds may invest in securities of companies that are organized under the laws of a foreign country and (i) are unlisted or listed primarily on a non-U.S. exchange; or (ii) are listed on a U.S. exchange or over-the-counter as a sponsored or unsponsored American Depositary Receipt ("foreign issuers"). M International Equity Fund may also invest in non-U.S. dollar denominated securities and securities of foreign issuers represented by European Depositary Receipts ("EDRs"), International Depositary Receipts ("IDRs") and Global Depositary Receipts ("GDRs"). The value of all assets and liabilities expressed in foreign currencies are translated into U.S. dollars at the exchange rates captured as of twelve noon Eastern Time each business day other than market holidays or early closures. Purchases and sales of investment securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions. Net realized foreign currency gains and losses result from changes in exchange rates, including foreign currency gains and losses between trade

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gains and losses on investment transactions. M International Equity Fund does not isolate that portion of the results for changes in foreign currency exchange rates from the fluctuations arising from changes in market prices of securities held at year end.

Investments in non-U.S. dollar denominated securities or in the securities of foreign issuers may be affected by changes in currency rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations (e.g., currency blockage). Some foreign stock markets may have substantially less volume than, for example, the New York Stock Exchange, and securities of some foreign issuers may be less liquid than securities of comparable domestic issuers. Commissions and dealer mark-ups on transactions in foreign investments may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures for such securities may be different in foreign countries and, in certain markets, on certain occasions such procedures have been unable to keep pace with the volume of securities transactions.

Foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Funds, or political or social instability or diplomatic developments which could affect investments in those countries. Individual foreign economies also may differ favorably or unfavorably from the United States economy in such respects as growth of gross national product, rate of inflation, capital reinvestment and resource self-sufficiency.

Because investment in foreign issuers will usually involve currencies of foreign countries, and because the Funds may be exposed to currency exposure independent of their securities positions, the value of the assets of the Funds invested in foreign issuers as measured in U.S. dollars will be affected by changes in foreign currency exchange rates. To the extent that a Fund's assets consist of investments denominated in a particular currency, the Fund is at risk of adverse developments affecting the value of such currency.

Currency exchange rates may fluctuate significantly over short periods of time causing, along with other factors, a Fund's net asset value to fluctuate as well. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or anticipated changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. To the extent that a substantial portion of a Fund's total assets, adjusted to reflect the Fund's net position after giving effect to currency transactions, is denominated in the currencies of foreign countries, the Fund will be more susceptible to the risk of adverse economic and political developments within those countries.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

5.  Financial Instruments (Continued)

Market Disruption Risks Related to Russia-Ukraine Conflict

Russia's invasion of Ukraine in late February 2022, the resulting responses of various countries, the European Union and NATO to Russia's actions (including potential further sanctions), the potential for military escalation and other corresponding events, including potential retaliatory actions (including cyberattacks) by Russia, have had, and could continue to have, severe negative effects on regional and global economic and financial markets, including increased volatility, reduced liquidity and overall uncertainty. The negative impact may be particularly acute in certain sectors including, but not limited to, energy, financials, commodities, engineering, and defense. This could negatively affect Fund performance and the value of an investment in a Fund, even beyond any direct investment exposure a Fund may have to Russian issuers or the adjoining geographic regions.

Risks Related to COVID-19 Pandemic

The global outbreak of the novel coronavirus and related disease (COVID-19) continues to create significant economic and social uncertainty throughout the world and is causing significant related market volatility. In particular, travel restrictions, disruption of healthcare systems, quarantines and supply chain disruptions are having significant economic impacts. These impacts are on-going and may last for an extended period of time. The COVID-19 pandemic, other pandemics or epidemics, and local, regional or global natural or environmental disasters, wars, acts of terrorism, or similar events could have a significant adverse impact on a Fund and its investments and could result in increased volatility of a Fund's net asset value.

6.  Beneficial Interest

Shares of the Funds are owned by insurance companies through their separate accounts that are used primarily to fund variable annuity contracts and variable life insurance contracts. As of June 30, 2022 John Hancock Variable Life Insurance Co., Pacific Life Insurance Co., Pruco Life Insurance Co. of Arizona and Security Life of Denver (an indirect, wholly owned subsidiary of Voya Financial, Inc.) each owned 5% or more of the Funds' shares. John Hancock Variable Life Insurance Co. and Pacific Life Insurance Co. may each be deemed a control person of each Fund because their separate accounts hold more than 25% of the shares of each Fund.

As of June 30, 2022 the ownership of each Fund was as follows:

	Percentage of Ownership(1)
	John Hancock Variable Life Insurance Co.	Pacific Life Insurance Co.	Pruco Life Insurance Co. Of Arizona	Voya-Security Life of Denver
M International Equity Fund	39.6%	40.8%	7.3%	4.8%
M Large Cap Growth Fund	52.8%	31.3%	6.1%	1.4%
M Capital Appreciation Fund	47.5%	37.2%	1.7%	6.6%
M Large Cap Value Fund	51.2%	33.0%	5.1%	1.3%

(1)  The balance of the Funds' shares are owned by shareholders with less than 5% beneficial interest.

M Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

7.  Tax Information

As of June 30, 2022, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$214,476,286	$21,111,792	$(21,325,867)	$(214,075)
M Large Cap Growth Fund	148,329,232	52,681,067	(11,578,538)	41,102,529
M Capital Appreciation Fund	156,529,310	45,856,696	(25,001,504)	20,855,192
M Large Cap Value Fund	107,657,785	18,744,333	(4,743,804)	14,000,529

8.  Disclosure of Certain Commitments and Contingencies

In the normal course of business, the Corporation may enter into contracts and agreements that contain a variety of representations and warranties that provide general indemnifications. The maximum exposure to the Corporation under these arrangements is unknown, as it involves future claims that may be made against the Corporation that have not yet occurred. However, based on experience, the Corporation believes that the current risk of loss is remote.

9.  Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of the Funds' financial statements and have determined there is no material impact to the Funds' financial statements.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS

The Board meets on a quarterly basis to review the ongoing operations of the Corporation and the Funds (as defined below), and at each meeting, considers matters bearing on (1) the Investment Advisory Agreement (the "Advisory Agreement") between the Corporation and the Adviser, and (2) the Investment Sub-Advisory Agreements (each, a "Sub-Advisory Agreement" and collectively, the "Sub-Advisory Agreements") between the Adviser, on behalf of the M International Equity Fund, M Capital Appreciation Fund, M Large Cap Growth Fund and M Large Cap Value Fund (each, a "Fund" and collectively, the "Funds"), and Dimensional Fund Advisors ("DFA"), Frontier Capital Management Company, LLC ("Frontier"), DSM Capital LLC ("DSM") and Brandywine Global Investment Management ("Brandywine"), respectively (each, a "Sub-Adviser" and collectively, the "Sub-Advisers"). The independent directors meet with the entire Board and hold separate executive sessions to the extent that the independent directors believe that such sessions are necessary.

At each quarterly meeting, the Board specifically reviews the investment performance of each Fund (reflecting the advisory services provided by the applicable Sub-Adviser), in both absolute terms and relative to each Fund's relevant benchmark index. The Board considers this performance in light of general economic conditions. Finally, the Board receives quarterly performance reports and Sub-Adviser evaluations from Strategic Capital Investment Advisors, Inc. ("Strategic Capital"), as summarized below.

In addition to investment performance, the quarterly reviews specifically address and consider other matters that bear upon and are part of the annual evaluation and approval, such as compliance (including code of ethics violations) matters.

These quarterly on-going reviews and monitoring form an important basis for the annual review and approval discussed below.

The Board utilizes the services of Strategic Capital to help choose and evaluate each of the Corporation's Sub-Advisers. Strategic Capital is an independent, third-party vendor that provides consulting services to institutional investors. The Adviser engages Strategic Capital primarily to evaluate existing Sub-Adviser performance and assist in searches for new sub-advisers, when necessary.

Strategic Capital provides the Board with Fund performance information quarterly. Strategic Capital also provides the Board with Sub-Adviser evaluations based upon on-going qualitative assessments and quantitative analysis. This evaluation provides the Board with an in-depth understanding of each Sub-Adviser's investment philosophy, process, capabilities and resources.

ANNUAL REVIEW AND APPROVAL OF THE INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on March 11, 2022, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement and the Sub-Advisory Agreements with DFA, DSM, Frontier, and Brandywine. At this meeting, the Board evaluated, among other things, written information provided by the Adviser and each Sub-Adviser, as well as answers to questions posed by the Board to representatives of the Adviser (including answers provided at other Board meetings).

The Adviser and Sub-Advisers furnished information concerning a variety of aspects of the operation of the Funds including, (1) the capability of the Adviser and each Sub-Adviser to provide advisory services (including number

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

and experience of personnel, administrative systems, and financial strength); (2) the nature, extent, and quality of services to be provided by the Adviser and each Sub-Adviser; (3) the Adviser's and each Sub-Adviser's regulatory compliance history; (4) the investment performance of each Fund; (5) advisory fees, considering the services provided; the costs and expenses of the Adviser or each Sub-Adviser; fees throughout the industry; the level of profit realized by the Adviser or each Sub-Adviser under the Advisory Agreements; and any collateral or "fall-out" benefits to the Adviser, each Sub-Adviser, or a Fund; (6) the extent to which economies of scale would be realized as the Corporation and the Funds grow and whether shareholders benefit from these economies of scale; and (7) each Sub-Adviser's choice of brokers and dealers for portfolio transactions and the cost for such transactions.

Below is a discussion of the information considered by the Board, as well as the Board's conclusions with respect to the Advisory Agreement and Sub-Advisory Agreements presented to the Board for its approval at its March 11, 2022 Board meeting.

Applicable rules of the U.S. Securities and Exchange Commission ("SEC") and relevant case law instruct mutual fund directors to consider a number of specific factors in approving and re-approving Advisory and Sub-Advisory Agreements. Those rules are designed for the typical situation where the adviser or sub-adviser is the sponsor (or an affiliate of the sponsor) of the fund and therefore the relationship is not an "arms-length" one (that is, since the advisor may have a strong or undue influence over the fund, the two parties are not in equal bargaining positions). Here, however, the Corporation and the Sub-Advisers are independent of each other, and there is no other material business arrangement between them, so that there is truly an "arms-length" bargaining position. In these circumstances, the SEC permits a fund's board to view certain otherwise applicable factors as not relevant or less material with respect to such "non-sponsor advisers" (see SEC Release No. 33-8433, June 23, 2004). Here, in accordance with such SEC guidance, factors that may be irrelevant (or less material than others) include the Sub-Advisers' costs and profits. In addition, there may be few, or fewer and less significant, collateral or "fall-out" benefits for the Sub-Advisers.

The following discussion is not intended to be all-inclusive. The Board was presented with and considered a significant amount of information and a variety of factors in connection with its review of the Advisory Agreement and the Sub-Advisory Agreements. The Board did not find it practicable to, and did not, quantify or otherwise assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the continuance of the Advisory Agreement and the Sub-Advisory Agreements. Nor did the Board identify any particular item of information or factor that was controlling. The approval determinations were made on the basis of each director's business judgment after consideration of all of the factors taken as a whole, although individual directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

1.  THE CAPABILITY OF THE ADVISER AND EACH SUB-ADVISER TO PROVIDE ADVISORY SERVICES AND THE NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED

The Board reviewed in detail the capability of the Adviser and each Sub-Adviser to provide advisory services to the Funds under the terms of the Advisory Agreement and Sub-Advisory Agreements. The Board reviewed the personnel at the Adviser and each Sub-Adviser responsible for providing advisory and sub-advisory services to the Funds.

The Board reviewed in detail the nature and extent of the services provided by the Adviser and Sub-Advisers under the terms of the Advisory Agreement and Sub-Advisory Agreements, and the quality of those services over the past

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

year (and longer). The Board considered the experience of the Adviser and each Sub-Adviser as an investment manager. Regarding the Adviser, the Board noted that the Adviser has been registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act") since 1995. As of December 31, 2021, the Adviser had approximately $885 million in assets under management, all of which were assets of the Corporation. The Adviser delegates the day-to-day investment of the Funds to the Sub-Advisers. The Adviser monitors the general business activity of the Sub-Advisers through a variety of quarterly and annual questionnaires and on-site compliance meetings and reports significant changes and developments to the Board at least quarterly. The Board noted that a complete description of the services provided by the Adviser and the experience of its officers was contained in its Form ADV, which was included in the Board Materials. It was noted that the Adviser's organizational chart is also included in the Board Materials. The Board concluded that the Adviser has the operational experience, capability, resources and personnel necessary to continue to manage the Funds.

M International Equity Fund

The Board noted that DFA was founded in 1981 and has managed the M International Equity Fund since December 12, 2018. As of December 31, 2021, DFA had approximately $679 billion of assets under management. The Board noted that DFA uses a team approach in all business aspects. In accordance with the team approach, DFA investment professionals make investment decisions based on guidelines, policies and procedures established by its investment committee. The Board concluded that DFA has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Large Cap Growth Fund

The Board noted that DSM was founded in 2001 and has managed the M Large Cap Growth Fund since October 2009. As of December 31, 2021, DSM had approximately $10 billion of assets under management. The Fund is managed by one of DSM's founders and principals, Daniel Strickberger, with the support of a team of research analysts/portfolio managers. A complete description of the services provided by DSM and the experience of its professionals is contained in the firm's Form ADV, which was included in the Board Materials. The Board concluded that DSM has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

M Capital Appreciation Fund

The Board noted that Frontier has been registered as an investment adviser under the Advisers Act since 1981 and has managed the M Capital Appreciation Fund since its inception in January 1996. Frontier had $12.8 billion in assets under management as of December 31, 2021. The Board noted that Frontier has significant investment operations and support staff, which include a dedicated back office, compliance and marketing professionals, analysts and portfolio managers, and continues to provide high quality responsive service to MFIA's requests. A complete description of the services provided by Frontier and the experience of its professionals was contained in the firm's Form ADV, which was included in the Board Materials. The Board concluded that Frontier has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Large Cap Value Fund

The Board noted that Brandywine was founded in 1986 and has managed the M Large Cap Value Fund since May 2020. Brandywine had $70.1 billion in assets under management as of December 31, 2021. The Board noted that Brandywine uses a qualitative deselection process to eliminate companies based on certain metrics (valuation, price momentum, changes in outstanding shares) followed by a fundamental deselection process (litigation, risk, etc.) that results in a list of remaining stocks that are then weighted based on market cap and controlling overall portfolio risk. A complete description of the services provided by Brandywine and the experience of its professionals was contained in the firm's Form ADV, which was included in the Board Materials. The Board concluded that Brandywine has significant operational experience and the capability, resources and personnel necessary to continue to manage the Fund.

2.  REGULATORY COMPLIANCE HISTORY OF ADVISER AND SUB-ADVISERS

The Board considered the regulatory compliance history of the Adviser and each Sub-Adviser, which is reviewed quarterly by the Adviser and any material violations are brought to the attention of the Corporation's Chief Compliance Officer ("CCO") and the Board. Neither the Adviser, nor any of the Sub-Advisers had any material violations of any of their respective policies and procedures or their Codes of Ethics during the year ended December 31, 2021. Based upon information provided to it, the Board concluded that it was satisfied with the adequacy of the Adviser's and Sub-Advisers' compliance programs.

3.  THE INVESTMENT PERFORMANCE OF EACH FUND, THE ADVISER AND EACH SUB-ADVISER

The Board noted that investment performance for each Fund is primarily determined by the investment decisions of each Sub-Adviser. The Board also noted that the Adviser has the responsibility to manage each Sub-Advisory relationship and make decisions about when to recommend a change in Sub-Adviser. The Board noted MFIA's active approach to evaluating each sub-advisory relationship including meeting annually with each Sub-Adviser. The Board concluded that MFIA was appropriately managing each sub-advisory relationship.

The Board reviewed the investment performance of each Fund for the one-, three-, five- and 10-year periods ended December 31, 2021 and for the period from the inception of each Fund through December 31, 2021.

M International Equity Fund

The Board considered the investment performance of M International Equity Fund while it has been managed by DFA. At December 31, 2021, the Fund exceeded its benchmark, the MSCI AC World ex US Index, for the one-, two-, and three-year periods, but lagged the benchmark for the four-, five-, and 10-year time periods. For the four-, five-, and ten-year periods, the Fund was managed by another sub-adviser. The Board discussed the reasons for the improved performance of the Fund and concluded that it was satisfied with DFA's investment performance.

M Large Cap Growth Fund

The Board considered the investment performance of M Large Cap Growth Fund while it has been managed by DSM. The Fund lagged its benchmark, the Russell 1000 Growth Index, for the one-, two-, three-, four-,five-, and 10-year periods ended December 31, 2021. The Board discussed the reasons for the underperformance of the Fund and concluded that it believed DSM's investment performance was adequate.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Capital Appreciation Fund

The Board considered the investment performance of M Capital Appreciation Fund. The Fund lagged its benchmark, the Russell 2500 Index, for the one-, two-, three-, four-, and five- -year periods ended December 31, 2021. The Fund exceeded its benchmark for the 10-year period ended December 31, 2021. The Board noted that Frontier's investment performance was adequate.

M Large Cap Value Fund

The Board considered the investment performance of M Large Cap Value Fund while it has been managed by Brandywine. The Fund lagged its benchmark, the MSCI AC World ex US Index, for the two-, three-, four-,five-, and 10-year periods ended December 31, 2021, but exceeded the benchmark for the one-year period ended December 31, 2021. It was noted that for the two-, three-, four-, five-, and ten-year periods, the Fund was managed by other sub-advisers. The Board discussed the reasons for the underperformance and concluded that it is satisfied with Brandywine's investment performance.

4.  ADVISORY FEES PAYABLE TO THE ADVISER AND SUB-ADVISERS

The Board considered the advisory fees payable to the Adviser and Sub-Advisers. The Board noted that each Fund pays a management fee to the Adviser and the Adviser retains 0.15% of the management fee and pays the balance of the management fee to the applicable Sub-Adviser. The Board reviewed information comparing the advisory fee of each Fund to the advisory fee charged to similar funds. The Board considered the profitability of the Adviser and noted that no "fall-out" or collateral benefits were reported except the differentiation in the marketplace allowed by the relationship because M Member Firms were able to offer the Funds to their clients while the majority of their competitors were not. The Board concluded that the management fees and the portion of the management fees retained by the Adviser were fair and reasonable.

The Board reviewed a comparison of each Fund's advisory fees to those of other funds with similar strategies.

M International Equity Fund

The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. It was noted that the Fund's advisory fee and expenses both ranked in the 1st quintile of its peer group. It was also noted that the Fund's effective advisory fee in 2021 was 0.32% of average daily net assets with 0.15% retained by MFIA and 0.17% paid to DFA as the Sub-Adviser. Effective March 1, 2021, DFA's sub-advisory fees were reduced from 0.32% on the first $100 million of assets and 0.27% on amounts over $100 million to 0.25% on the first $100 million of assets and 0.20% on amounts over $100 million, excluding assets invested in other DFA managed mutual funds. The Board noted that no "fall-out" or collateral benefits to DFA, MFIA or the Corporation resulting from the sub-advisory relationship were reported. It was further noted that DFA does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that DFA's fees were fair and reasonable.

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

M Large Cap Growth Fund

The Board considered the advisory fees payable to DSM. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. It was noted that the Fund's advisory fee and expenses both ranked in the 2nd quintile of its peer group and that the sub-advisory fee DSM charges to the Fund is lower that its standard fee structure for separately managed accounts in its large cap growth strategy. The Board noted that the Fund's effective advisory fee in 2021 was 0.58% of average daily net assets with 0.15% retained by MFIA and 0.43% paid to DSM as the Sub-Adviser. It was noted that DSM's sub-advisory fees are 0.50% on the first $50 million of assets, 0.45% on the next $50 million and 0.40% thereafter. The Board reviewed DSM's financial statements. The Board noted that no "fall-out" or collateral benefits to DSM, MFIA or the Corporation resulting from the sub-advisory relationship were reported; however, DSM does engage in soft-dollar transactions on behalf of the Fund and other accounts. The Board concluded that DSM's fees were fair and reasonable.

M Capital Appreciation Fund

The Board considered the advisory fees payable to Frontier as well as the profitability to Frontier in managing the Fund. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. It was noted that the Fund's effective advisory fee in 2021 was 0.85% of average daily net assets with 0.15% retained by MFIA and 0.70% paid to Frontier as the Sub-Adviser. It was noted that Frontier's sub-advisory fees are 0.75% on the first $125 million of assets and 0.65% thereafter. It was further noted that the Fund's advisory fee and expenses ranked in the 4th and 5th quintiles of its peer group, respectively, but still falls within a reasonable range of its peers. Frontier manages approximately 17 separate accounts in the capital appreciation strategy, and all but five pay the same fee that the Fund pays. The Board noted that no "fall-out" or collateral benefits to Frontier, MFIA or the Corporation resulting from the sub-advisory relationship were reported, however, Frontier does engage in soft dollar transactions on behalf of the Fund and its other accounts. The Board concluded that Frontier's fees were fair and reasonable.

M Large Cap Value Fund

The Board considered the advisory fees payable to Brandywine. The Board reviewed a comparison of the Fund's advisory fees and expenses to those of other mutual funds in peer group reports presented in the Broadridge 15(c) Report. The Board noted that the Fund's effective advisory fee in 2021 was 0.43% of average daily net assets with 0.15% retained by MFIA, and 0.28% paid to Brandywine as the Sub-Adviser. It was noted that the Fund's advisory fee and expenses ranked in the 1st and 2nd quintiles of its peer group, respectively. The Board noted that no "fall-out" or collateral benefits to Brandywine, MFIA or the Corporation resulting from the sub-advisory relationship were reported. The Board concluded that Brandywine's fees were fair and reasonable.

5.  THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS EACH FUND GROWS AND WHETHER SHAREHOLDERS BENEFIT FROM THESE ECONOMIES OF SCALE

The Board considered the benefit to investors of economies of scale. The Board noted that the portion of the management fee retained by the Adviser does not decrease at breakpoints, but instead remains fixed at 0.15% of

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

the average daily net assets of each Fund. The Board noted that the sub-advisory fees payable for the M International Equity Fund, M Large Cap Growth Fund and M Capital Appreciation Fund to DFA, DSM and Frontier, respectively, decrease at breakpoints. The Board noted that as assets in each of the Funds increase, fixed operating costs are spread over a larger asset base resulting in a lower per share allocation of such costs. The Board concluded that these economies of scale benefit shareholders.

6.  THE OPERATING EXPENSES OF THE FUNDS

The Board considered the operating expenses of each Fund. The Board noted that in addition to the advisory fee, each Fund is also responsible for payment of a portion of the Corporation's operating expenses. The Board reviewed information from the Broadridge 15(c) Report comparing the total annual operating expenses of each Fund to the total annual operating expenses of similar funds.

The Board noted that the Adviser has contractually agreed to reimburse each Fund for operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) incurred by the Fund to the extent that such expenses exceed 0.25% of the Fund's average daily net assets. The Board noted that the Adviser reimbursed $32,474 in 2021, all of which was to the M International Equity Fund. The Board concluded that the Corporation's operating expenses were fair and reasonable.

7.  THE SUB-ADVISERS' PROCESS FOR SELECTION OF BROKERS AND DEALERS FOR PORTFOLIO TRANSACTIONS AND THE COST FOR SUCH TRANSACTIONS.

The Board considered the brokerage transactions on behalf of the Funds. The Board noted that the trading and execution for the Funds is handled at the Sub-Adviser level. The Board noted that the Corporation's CCO reviews each Sub-Adviser's written policies and procedures for fair-trading and best execution at least annually. The Board also noted that it is presented with quarterly reports of each Sub-Adviser's soft-dollar commission information. The Board concluded that it was satisfied with the Sub-Advisers' policies and procedures for broker selection and best execution.

The Board considered each Sub-Adviser's process for choosing brokers for each Fund.

M International Equity Fund

The Board noted that DFA selects brokers based on a number of stated criteria and that all brokers used by DFA must be approved in accordance with DFA's policies and procedures. Brokers are reviewed and approved by DFA at least annually by its investment committee. The Board noted that DFA does not engage in soft dollar transactions on behalf of the Fund. The Board concluded that it was satisfied with DFA's policies and procedures for broker selection and execution.

M Large Cap Growth Fund

The Board considered brokerage arrangements by DSM on behalf of the Fund. It was noted that additional information regarding DSM's broker selection practices was set forth in Part 2A of the firm's Form ADV, which

BOARD OF DIRECTORS REPORT
CONSIDERATIONS IN APPROVING INVESTMENT ADVISORY
AND SUB-ADVISORY AGREEMENTS (Continued)

was included in the Board Materials. It was further noted that more information regarding DSM's 2021 soft dollar commissions was also included in the Board Materials. The Board concluded that it was satisfied with DSM's policies and procedures for broker selection and best execution.

M Capital Appreciation Fund

The Board considered brokerage arrangements by Frontier on behalf of the Fund. It was noted that additional detailed information regarding Frontier's broker selection practices was set forth in Part 2A of the firm's Form ADV, which was included in the Board Materials. It was further noted that more information regarding Frontier's 2021 soft dollar commissions was also included in the Board Materials. The Board concluded that it was satisfied with Frontier's policies and procedures for broker selection and best execution.

M Large Cap Value Fund

The Board noted that Brandywine selects brokers based on a number of stated criteria and that all brokers used by Brandywine must be approved in accordance with Brandywine's policies and procedures. Brokers are reviewed and approved by Brandywine at least annually by its investment committee. It was noted that Brandywine maintains an approved list of brokers and Senior Investment Personnel may decide to suspend trading with a broker or remove a broker from the approved list for any reason. It was further noted that more information regarding Brandywine's 2021 soft dollar commissions was also included in the Board Materials. The Board concluded that it was satisfied with Brandywine's policies and procedures for broker selection and best execution.

CONCLUSIONS

The Board noted that no single factor was cited as determinative to the decision of the Board. Rather, after weighing all of the considerations and conclusions discussed above, and based upon such information as it considered necessary to the exercise of its reasonable business judgment, the Board concluded that it was fair and reasonable and in the best interests of the Funds to continue the investment advisory agreement with MFIA and the sub-advisory agreements with DFA, DSM, Frontier, and Brandywine.

M Fund, Inc.

SUPPLEMENTAL INFORMATION (Unaudited)

Portfolio Holdings Disclosure

Disclosure of the complete holdings of each Fund is required to be made quarterly within 60 days of the end of the Fund's fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders on Form N-CSR and in Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Funds' fiscal quarter. You can find SEC filings on the SEC's website, www.sec.gov. Each Fund will also make the quarterly holdings reports available on the Corporation's website at www.mfin.com. Once you reach the website, click on the M Funds link at the bottom of the web page. Then, click on the "Quarterly Holdings Report" link.

Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the Corporation's proxy voting policies and procedures and the Corporation's proxy voting record for the most recent twelve-month period ending June 30 are available (1) without charge, upon request, by calling the Corporation toll-free at 1-888-736-2878; and (2) on Form N-PX on the SEC's website at www.sec.gov.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited)

As an indirect shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only. As an indirect shareholder of a Fund, you do not incur any transactional costs, such as sales charges (loads), redemption fees or exchange fees. However, you do incur such transactional costs, as well as other fees and charges as an owner of a variable annuity contract or variable life insurance policy. If these transactional and other insurance company fees and charges were included, your costs would have been higher. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only, and will not help you determine the relative total costs of owning different variable annuities or variable life insurance policies.

M Fund, Inc.

HYPOTHETICAL EXPENSE EXAMPLE (Unaudited) (Continued)

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During Period* (January 1, 2022 to June 30, 2022)
M International Equity Fund
Actual	$1,000.00	$831.10	0.56%	$2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.56%	2.81
M Large Cap Growth Fund
Actual	1,000.00	748.10	0.77%	3.34
Hypothetical (5% return before expenses)	1,000.00	1,021.00	0.77%	3.86
M Capital Appreciation Fund
Actual	1,000.00	773.50	1.06%	4.66
Hypothetical (5% return before expenses)	1,000.00	1,019.50	1.06%	5.31
M Large Cap Value Fund
Actual	1,000.00	899.70	0.63%	2.97
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.63%	3.16

*  Expenses are calculated using each Fund's annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days), and divided by the number of days in the year (365 days). In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying fund in which it invests. Such indirect expenses are not included in the above expense ratios.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	A schedule of investments is contained in the Registrant’s semi-annual report, which is attached to this report in response to Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (the “1934 Act”) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 13(a)(2).

(a)(3)   Not applicable to this filing.

(a)(4)   Not applicable.

(b)   Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 13(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

By:	/s/ Erik Bjorvik
Erik Bjorvik
President/Principal Executive Officer

Date:     September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Erik Bjorvik
Erik Bjorvik
President/Principal Executive Officer

Date:     September 1, 2022

By:	/s/ David Lees
David Lees
Treasurer/Principal Financial and Accounting Officer

Date:     September 1, 2022